   As filed with the Securities and Exchange Commission on November 8, 1999

                                              1933 Act Registration No. 33-66240
                                              1940 Act Registration No. 811-7892

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ___
  Pre-Effective Amendment No. ____                                          ___

  Post-Effective Amendment No. 10                                            X
                              ____                                          ___

                                          and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                              ___

  Amendment No.    11                                                        X
                  ____                                                      ___

                       (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS CO.
             _____________________________________________________
              (Exact Name of Registrant as Specified in Charter)

            11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
        ______________________________________________________________
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code   (713) 626-1919
                                                           _______________

                               Charles T. Bauer
            11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
        ______________________________________________________________
                    (Name and Address of Agent for Service)

                                 Copy to:

          Renee A. Friedli, Esquire             Martha J. Hays, Esquire
             A I M Advisors, Inc.        Ballard Spahr Andrews & Ingersoll, LLP
        11 Greenway Plaza, Suite 100         1735 Market Street, 51st Floor
         Houston, Texas  77046-1173      Philadelphia, Pennsylvania  19103-7599

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

___  immediately upon filing pursuant to paragraph (b)
___  on (date) pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)

 x   on December 17, 1999 pursuant to paragraph (a)(1)
___

___  75 days after filing pursuant to paragraph (a)(2)
___  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Common Stock

[AIM LOGO]


CASH MANAGEMENT CLASS

LIQUID ASSETS PORTFOLIO
                                                               PROSPECTUS
                                                               DECEMBER 17, 1999



Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                                                           Page
Investment Objective and Strategies.......................................    3

Principal Risks of Investing in the Fund..................................    3

Performance Information...................................................    5
    Annual Total Returns..................................................    5
    Performance Table.....................................................    6

Fee Table and Expense Example.............................................    7
    Fee Table.............................................................    7
    Expense Example.......................................................    7

Fund Management...........................................................    8
    The Advisor...........................................................    8
    Advisor Compensation..................................................    8

Other Information.........................................................    9
    Suitability for Investors.............................................    9
    Dividends and Distributions...........................................    9

Financial Highlights......................................................   10

Shareholder Information...................................................   11
    Distribution and Service (12b-1) Fees.................................   11
    Purchasing Shares.....................................................   11
    Redeeming Shares......................................................   12
    Pricing of Shares.....................................................   12
    Taxes.................................................................   13
Obtaining Additional Information................................Back Cover Page

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Cash Management Class shares from year to year. The Cash Management Class shares are not subject to sales loads.


-------------------------------------------------------------------------------

                             Cash Management Class

                             [GRAPH APPEARS HERE]


Year              Return %
----              --------
1997                5.59%
1998                5.53%

-------------------------------------------------------------------------------




The Cash Management Class shares' year-to-date total return as of September 30, 1999 was 3.74%.

During the periods shown in the bar chart, the highest quarterly return was 1.41% (quarter ended December 31, 1997) and the lowest quarterly return was 1.29% (quarter ended December 31, 1998).

PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


-----------------------------------------------------------------------------------------------
       Average Annual Total Returns
 (for the periods ended December 31, 1998)
                                                                            Since     Inception
                                               1 Year   5 Years  10 Years  Inception     Date
-----------------------------------------------------------------------------------------------
Cash Management Class                          5.53%       --        --       5.51%    01/17/96
-----------------------------------------------------------------------------------------------


Cash Management Class shares' seven-day yield on December 31, 1998 was 5.02%. For the current seven-day yield, call (800) 877-7745.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                                    Cash Management Class
                                                                    ---------------------
Shareholder Fees (fees paid directly from your investment)

    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                                     None

    Maximum Deferred Sales Charge (Load)
      (as a percentage of original purchase price
      or redemption proceeds, whichever is less)                              None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

    Management Fees(1)                                                        0.15 %
    Distribution and/or Service (12b-1) Fees                                  0.10
    Other Expenses                                                            0.03
    Total Annual Fund Operating Expenses                                      0.28
    Fee Waiver(2)                                                             0.02
    Net Expenses                                                              0.26

--------------------
(1) The investment advisor has voluntarily agreed to limit Management Fees to 0.055%. This limitation can be terminated at any time. Total Annual Fund Operating Expenses, net of this voluntary limitation, are 0.17%.

(2) The distributor has contractually agreed to waive 0.02% of the Rule 12b-1 distribution plan fee.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                              1 Year      3 Years      5 Years      10 Years
                                              ------      -------      -------      --------
Cash Management Class                           $29         $90          $157         $356

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Except for participants in the AMVESCAP Sharesave Plan (the sharesave plan), individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                Cash Management Class
                                                               -----------------------------------------------------------
                                                                                                      For the Period
                                                                                                     January 17, 1996
                                                                                                         through
                                                                        Year Ended August 31,           August 31,
                                                                   1999        1998         1997           1996
                                                               -----------  ----------  -----------  ----------------
Net asset value, beginning of period                               $1.00       $1.00        $1.00          $1.00
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Income from investment operations:
  Net investment income                                             0.05        0.05         0.05           0.03
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Less distributions:
  Dividends from net investment income                             (0.05)      (0.06)       (0.05)         (0.03)
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Net asset value, end of period                                     $1.00       $1.00        $1.00          $1.00
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Total return                                                        5.09%       5.66%        5.50%          3.32%
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $1,078,777    $655,975      $83,487       $53,209
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Ratio of expenses to average net assets (a)                     0.17% (b)       0.16%        0.15%          0.10% (c)
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Ratio of net investment income to average net assets (d)        4.94% (b)       5.51%        5.38%          5.27% (c)
-------------------------------------------------------------  -----------  ----------  -----------  ----------------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.28%, 0.28%, 0.28%, and 0.34% (annualized) for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $942,340,346.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.83%, 5.39%, 5.25%, 5.03% (annualized) for the periods 1999-1995, respectively.

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.

You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 877-7745, or by using Aim Link--Registered Trademark--Remote. payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your account application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions regardless of how long shares are held. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:            AIM Fund Services, Inc.
                    P.O. Box 4497
                    Houston, TX 77210-4497

BY TELEPHONE:       (800) 877-7745

BY E-MAIL:          general@aimfunds.com

ON THE INTERNET:    http://www.aimfunds.com (prospectuses and annual and
                    semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


Liquid Assets Portfolio
SEC 1940 Act file number: 811-7892



                                Back Cover Page

[AIM LOGO]


INSTITUTIONAL CLASS

LIQUID ASSETS PORTFOLIO
                                                PROSPECTUS
                                                DECEMBER 17, 1999



Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.



There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                                                            Page
Investment Objective and Strategies........................................  3

Principal Risks of Investing in the Fund...................................  3

Performance Information....................................................  5
     Annual Total Returns..................................................  5
     Performance Table.....................................................  6

Fee Table and Expense Example..............................................  7
     Fee Table.............................................................  7
     Expense Example.......................................................  7

Fund Management............................................................  8
     The Advisor...........................................................  8
     Advisor Compensation..................................................  8

Other Information..........................................................  9
     Suitability for Investors.............................................  9
     Dividends and Distributions...........................................  9

Financial Highlights....................................................... 10

Shareholder Information.................................................... 11
     Purchasing Shares..................................................... 11
     Redeeming Shares...................................................... 11
     Pricing of Shares..................................................... 12
     Taxes................................................................. 13

Obtaining Additional Information.............................. Back Cover Page






The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Institutional Class shares from year to year. The Institutional Class shares are not subject to sales loads.

                                  [BAR CHART]

                              Institutional Class
Year     Return (%)
----     ----------
1994       4.37%
1995       6.08%
1996       5.52%
1997       5.67%
1998       5.61%

The Institutional Class shares' year-to-date total return as of September 30, 1999 was 3.79%.

During the periods shown in the bar chart, the highest quarterly return was 1.52% (quarter ended June 30, 1995) and the lowest quarterly return was 0.84% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

--------------------------------------------------------------------------------------------
       Average Annual Total Returns                                       Since    Inception
(for the periods ended December 31, 1998)    1 Year  5 Years  10 Years  Inception    Date
--------------------------------------------------------------------------------------------
Institutional Class                          5.61%    5.45%      --       5.39%    11/04/93
-------------------------------------------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 1998 was 5.10%. For the current seven-day yield of Institutional Class shares, call (800) 659-1005.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                            Institutional Class
                                                            -------------------
Shareholder Fees (fees paid directly from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)                            None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of original purchase price
    or redemption proceeds, whichever is less)                     None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  Management Fees(1)                                               0.15%
  Distribution and/or Service (12b-1) Fees                         None
  Other Expenses                                                   0.03
  Total Annual Fund Operating Expenses                             0.18

(1)The investment advisor has voluntarily agreed to limit Management Fees to 0.055%. This limitation can be terminated at any time. Total Annual Fund Operating Expenses, net of this voluntary limitation, are 0.09%.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years   5 Years    10 Years
                       ------    -------   -------    --------
Institutional Class     $18        $58      $101        $230

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                       Institutional Class
                                                              -------------------------------------------------------------------
                                                                                       Year Ended August 31,
                                                                 1999            1998        1997          1996           1995
                                                              ----------      ----------  -----------   -----------    ----------
Net asset value, beginning of period                          $     1.00      $     1.00   $     1.00    $     1.00    $     1.00
--------------------------------------------------------      ----------      ----------   ----------    ----------    ----------
Income from investment operations:
  Net investment income                                             0.05            0.06         0.05          0.06          0.06
--------------------------------------------------------      ----------      ----------   ----------    ----------    ----------
Less distributions:
     Dividends from net investment income                          (0.05)          (0.06)       (0.05)        (0.06)        (0.06)
--------------------------------------------------------      ----------      ----------   ----------    ----------    ----------
Net asset value, end of period                                $     1.00      $     1.00   $     1.00    $     1.00    $     1.00
--------------------------------------------------------      ----------      ----------   ----------    ----------    ----------
Total return                                                        5.17%           5.74%        5.58%         5.68%         5.83%
--------------------------------------------------------      ----------      ----------   ----------    ----------    ----------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,541,935      $3,097,539   $3,787,357    $1,988,765    $1,287,463
--------------------------------------------------------      ----------      ----------   ----------    ----------    ----------
Ratio of expenses to average net assets (a)                         0.09%(b)        0.08%        0.06%         0.03%         0.11%
--------------------------------------------------------      ----------      ----------   ----------    ----------    ----------
Ratio of net investment income to average net assets (c)            5.02%(b)        5.59%        5.46%         5.52%         5.69%
--------------------------------------------------------      ----------      ----------   ----------    ----------    ----------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.18%, 0.18%, 0.18%, 0.18%, and 0.18% for the periods 1999-1995, respectively.
(b)   Ratios based on average net assets of $5,274,113,513.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.92%, 5.49%, 5.34%, 5.37% and 5.62% for the periods 1999 - 1995, respectively.

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

The minimum initial investment in the Institutional Class is $10 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from Fund Management Company (the distributor). Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Institutional Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Institutional Class will be sent to you.

You may place an order for the purchase of shares of the Institutional Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Institutional Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Institutional Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income [or long-term capital gains] for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. [Different tax rates apply to ordinary income and long-term capital gain, distributions regardless of how long shares are held.] Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

[Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.]

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:          A I M Fund Services, Inc.
                  P.O. Box 4497
                  Houston, TX 77210-4497

BY TELEPHONE:     (800) 659-1005

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


Liquid Assets Portfolio
SEC 1940 Act file number: 811-7892



                                Back Cover Page

[AIM LOGO]

PERSONAL INVESTMENT CLASS

LIQUID ASSETS PORTFOLIO
                                                               PROSPECTUS
                                                               DECEMBER 17, 1999



Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.


There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                                        Page

Investment Objective and Strategies.....................  3

Principal Risks of Investing in the Fund................  3

Performance Information.................................  5
     Annual Total Returns...............................  5
     Performance Table..................................  6

Fee Table and Expense Example...........................  7
     Fee Table..........................................  7
     Expense Example....................................  7

Fund Management.........................................  8
     The Advisor........................................  8
     Advisor Compensation...............................  8

Other Information.......................................  9
     Suitability for Investors..........................  9
     Dividends and Distributions........................  9

Financial Highlights.................................... 10

Shareholder Information................................. 11
     Distribution and Service (12b-1) Fees.............. 11
     Purchasing Shares.................................. 11
     Redeeming Shares................................... 12
     Pricing of Shares.................................. 12
     Taxes.............................................. 13

Obtaining Additional Information............ Back Cover Page

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Neither the Personal Investment Class shares nor the Institutional Class shares are subject to sales loads.

[GRAPH APPEARS HERE]
                              Institutional Class

Year   Return (%)

1994     4.37%
1995     6.08%
1996     5.52%
1997     5.67%
1998     5.61%

The returns are those of the fund's Institutional Class shares, which are not offered in this prospectus. Personal Investment Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, but would be lower to the extent that the classes have different expenses.

The Institutional Class shares' year-to-date total return as of September 30, 1999 was 3.79%.

During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.52% (quarter ended June 30, 1995) and the lowest quarterly return was 0.84% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

=======================================================================================================
  Average Annual Total Returns
(for the periods ended December 31, 1998)                                         Since     Inception
                                            1 Year       5 Years     10 Years    Inception     Date
-------------------------------------------------------------------------------------------------------
Institutional Class                          5.61%         5.45%          --       5.39%     11/04/93
-------------------------------------------------------------------------------------------------------
Personal Investment Class                      --            --           --         --      01/04/99
=======================================================================================================

For the current seven-day yield of Personal Investment Class shares, call (800) 877-4744.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                Personal Investment Class
                                                                -------------------------
Shareholder Fees (fees paid directly from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)                                    None

  Maximum Deferred Sales Charge (Load)
    (as a percentage of original purchase price
    or redemption proceeds, whichever is less)                             None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  Management Fees(1)                                                       0.15%
  Distribution and/or Service (12b-1) Fees                                 0.75
  Other Expenses                                                           0.03
  Total Annual Fund Operating Expenses                                     0.93
  Fee Waiver(2)                                                            0.25
  Net Expenses                                                             0.68
---------------------------------------

(1) The investment advisor has voluntarily agreed to limit Management Fees to 0.055%. This limitation can be terminated at any time. Total Annual Fund Operating Expenses, net of this voluntary limitation, are 0.59%.

(2) The distributor has contractually agreed to waive 0.25% of the Rule 12b-1 distribution plan fee.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year  3 Years
                           ------  -------

Personal Investment Class    $95    $296

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                       Personal Investment Class
                                                       -------------------------
                                                             For the Period
                                                             June 22, 1999
                                                                 through
                                                                August 31,
                                                                  1999
                                                       -------------------------
Net asset value, beginning of period                              $1.00
-----------------------------------------------------  -------------------------
Income from investment operations:
  Net investment income                                            0.01
-----------------------------------------------------  -------------------------
  Less distributions:
    Dividends from net investment income                          (0.01)
-----------------------------------------------------  -------------------------
Net asset value, end of period                                    $1.00
-----------------------------------------------------  -------------------------
Total return (a)                                                   1.15%
-----------------------------------------------------  -------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $994
-----------------------------------------------------  -------------------------
Ratio of expenses to average net assets (b)                        0.59% (c)
-----------------------------------------------------  -------------------------
Ratio of net investment income to average net
 assets (d)                                                        4.52% (c)
-----------------------------------------------------  -------------------------

(a) Not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.93% (annualized).
(c) Ratios are annualized and based on average net assets of $418,310.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 4.17% (annualized).

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Personal Investment Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.

You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income [or long-term capital gains] for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. [Different tax rates apply to ordinary income and long-term capital gain, distributions regardless of how long shares are held.] Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

[Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.]

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                              [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 4497
                  Houston, TX 77210-4497

BY TELEPHONE:     (800) 877-4744

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

Liquid Assets Portfolio
SEC 1940 Act file number: 811-7892

                                Back Cover Page

[AIM LOGO]


PRIVATE INVESTMENT CLASS

LIQUID ASSETS PORTFOLIO
                                                PROSPECTUS
                                                DECEMBER 17, 1999



Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                           Page

Investment Objective and Strategies.......   3

Principal Risks of Investing in the Fund..   3

Performance Information..................    5
  Annual Total Returns...................    5
  Performance Table......................    6

Fee Table and Expense Example............    7
  Fee Table..............................    7
  Expense Example........................    7

Fund Management..........................    8
  The Advisor............................    8
  Advisor Compensation...................    8

Other Information........................    9
  Suitability for Investors..............    9
  Dividends and Distributions............    9

Financial Highlights.....................   10

Shareholder Information..................   11
  Distribution and Service (12b-1) Fees..   11
  Purchasing Shares......................   11
  Redeeming Shares.......................   12
  Pricing of Shares......................   12
  Taxes..................................   13

Obtaining Additional Information.........  Back Cover Page



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated short-term obligations, including:

 .securities issued by the U.S. government or its agencies;

 .bankers' acceptances, certificates of deposit and time deposits from banks;

 .repurchase agreements;

 .commercial paper;

 .taxable municipal securities; and

 .master notes.

The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 .sharply rising interest rates;

 .downgrades of credit ratings or defaults of any of the fund's holdings; and

 .the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Private Investment Class shares from year to year. The Private Investment Class shares are not subject to sales loads.


PRIVATE INVESTMENT CLASS

[Graph Appears Here]

Year          Return (%)
1997            5.36%
1998            5.30%

The Private Investment Class shares' year-to-date total return as of September 30, 1999 was 3.56%.

During the periods shown in the bar chart, the highest quarterly return was 1.35% (quarter ended December 31, 1997) and the lowest quarterly return was 1.23% (quarter ended December 31, 1998).

PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

       Average Annual Total Returns
 (for the periods ended December 31, 1998)
                                                                           Since     Inception
                                             1 Year   5 Years  10 Years  Inception     Date
----------------------------------------------------------------------------------------------
Private Investment Class                       5.30%        -         -       5.28%   02/16/96
----------------------------------------------------------------------------------------------


Private Investment Class shares' seven-day yield on December 31, 1998 was 4.80%. For the current seven-day yield, call (800) 877-7748.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Private Investment Class
                                                              ------------------------
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                None
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price
     or redemption proceeds, whichever is less)                         None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(1)                                                 0.15%
     Distribution and/or Service (12b-1) Fees                           0.50
     Other Expenses                                                     0.03
     Total Annual Fund Operating Expenses                               0.68
     Fee Waiver(2)                                                      0.20
     Net Expenses                                                       0.48

-----------------------------
(1)The investment advisor has voluntarily agreed to limit Management Fees to 0.055%. This limitation can be terminated at any time. Total Annual Fund Operating Expenses, net of this voluntary limitation, are 0.39%.

(2)The distributor has contractually agreed to waive 0.20% of the Rule 12b-1 distribution plan fee.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year    3 Years    5 Years    10 Years
                            ------    -------    -------    --------
Private Investment Class      $69       $218       $379       $847

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                 Private Investment Class
                                                        -----------------------------------------------------------------------
                                                                                                              For the Period
                                                                                                             February 16, 1996
                                                                                                                  through
                                                                           Year Ended August 31,                 August 31,
                                                              1999             1998              1997               1996
                                                        ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of period                      $   1.00           $  1.00           $  1.00           $  1.00
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Income from investment operations:
  Net investment income                                       0.05              0.05              0.05              0.03
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------
  Less distributions:
    Dividends from net investment income                     (0.05)            (0.05)            (0.05)            (0.03)
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Net asset value, end of period                            $   1.00           $  1.00           $  1.00           $  1.00
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Total return                                                  4.85%             5.43%             5.27%             2.74%
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $266,031           $70,058           $70,856           $44,981
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Ratio of expenses to average net assets (a)                   0.39% (b)         0.38%             0.36%             0.32% (c)
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Ratio of net investment income to average net
 assets (d)                                                   4.72% (b)         5.29%             5.16%             5.04% (c)
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.68%, 0.68%, 0.68%, and 0.69% (annualized) for the periods 1999-1996, respectively.
(b) Ratios based on average net assets of $200,227,919.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.42%, 4.99%, 4.84%, and 4.67% (annualized) for the periods 1999-1996, respectively.

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the funds may also be made via AIM LINK-- Registered Trademark--Remote, a personal computer application software product.

We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.

You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Different tax-rates apply to ordinary income and long-term capital gain, distributions regardless of how long shares are held. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 4497
                  Houston, TX 77210-4497

BY TELEPHONE:     (800) 877-7748

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


Liquid Assets Portfolio
SEC 1940 Act file number: 811-7892




                                Back Cover Page

[AIM LOGO]


RESERVE CLASS

LIQUID ASSETS PORTFOLIO
                                                               PROSPECTUS
                                                               DECEMBER 17, 1999


Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS


                                                                            Page
Investment Objective and Strategies............................                3

Principal Risks of Investing in the Fund.......................                3

Performance Information........................................                5
     Annual Total Returns......................................                5
     Performance Table.........................................                6

Fee Table and Expense Example..................................                7
     Fee Table.................................................                7
     Expense Example...........................................                7

Fund Management................................................                8
     The Advisor...............................................                8
     Advisor Compensation......................................                8

Other Information..............................................                9
     Suitability for Investors.................................                9
     Dividends and Distributions...............................                9

Shareholder Information........................................               10
     Distribution and Service (12b-1) Fees.....................               10
     Purchasing Shares.........................................               10
     Redeeming Shares..........................................               11
     Pricing of Shares.........................................               11
     Taxes.....................................................               12

Obtaining Additional Information...............................  Back Cover Page

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated short-term obligations, including:

  . securities issued by the U.S. government or its agencies;

  . bankers' acceptances, certificates of deposit and time deposits from banks;

  . repurchase agreements;

  . commercial paper;

  . taxable municipal securities; and

  . master notes.

The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

  . sharply rising interest rates;

  . downgrades of credit ratings or defaults of any of the fund's holdings; and

  . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Neither the Reserve Class shares nor the Institutional Class shares are subject to sales loads.

Institutional Class

[Bar Chart Appears Here]

Year         Return (%)
1994           4.37%
1995           6.08%
1996           5.52%
1997           5.67%
1998           5.61%

The returns are those of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, but would be lower to the extent that the classes have different expenses.

The Institutional Class shares' year-to-date total return as of September 30, 1999 was 3.79%.

During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.52% (quarter ended June 30, 1995) and the lowest quarterly return was 0.84% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

       Average Annual Total Returns
 (for the periods ended December 31, 1998)
                                                                            Since     Inception
                                             1 Year   5 Years   10 Years  Inception     Date
-----------------------------------------------------------------------------------------------
Institutional Class                            5.61%     5.45%         -       5.39%   11/04/93
-----------------------------------------------------------------------------------------------
Reserve Class                                     -         -          -          -    01/04/99
-----------------------------------------------------------------------------------------------


For the current seven-day yield of Reserve Class shares, call (800) 417-8837.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                  Reserve Class
                                                                  -------------

Shareholder Fees (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                               None
   Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price
     or redemption proceeds, whichever is less)                        None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)(1)

  Management Fees(2)                                                   0.15%
  Distribution and/or Service (12b-1) Fees                             1.00
  Other Expenses                                                       0.03
  Total Annual Fund Operating Expenses                                 1.18
  Fee Waiver(3)                                                        0.20
  Net Expenses                                                         0.98

-------------------------------------------------------------
(1) The fees and expenses are based on estimated net assets for the current fiscal period.

(2) The investment advisor has voluntarily agreed to limit Management Fees to 0.055%. This limitation can be terminated at any time. Total Annual Fund Operating Expenses, net of this voluntary limitation, are 0.89%.

(3) The distributor has contractually agreed to waive 0.20% of the Rule 12b-1 distribution plan fee.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year       3 Years
                    ------       -------
Reserve Class       $ 120        $ 375

FUND MANAGEMENT

THE ADVISOR

AIM Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Reserve Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net assets value. You may purchase shares by submitting an Account Application to the fund's transfer agent, AIM Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Reserve Class will be sent to you.

You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income [or long-term capital gains] for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. [Different tax-rates apply to ordinary income and long-term capital gain, distributions regardless of how long shares are held.] Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

[Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.]

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:            AIM Fund Services, Inc.
                    P.O. Box 4497
                    Houston, TX 77210-4497

BY TELEPHONE:       (800) 417-8837

BY E-MAIL:          general@aimfunds.com

ON THE INTERNET:    http://www.aimfunds.com (prospectuses and
                    annual and semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


Liquid Assets Portfolio
SEC 1940 Act file number: 811-7892

                                Back Cover Page

[AIM LOGO]


RESOURCE CLASS

LIQUID ASSETS PORTFOLIO

                                                PROSPECTUS
                                                DECEMBER 17, 1999



Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.


There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                                   Page
Investment Objective and Strategies..........        3

Principal Risks of Investing in the Fund.....        3

Performance Information......................        5
     Annual Total Returns....................        5
     Performance Table.......................        6

Fee Table and Expense Example................        7
     Fee Table...............................        7
     Expense Example.........................        7

Fund Management..............................        8
     The Advisor.............................        8
     Advisor Compensation....................        8

Other Information............................        9
     Suitability for Investors...............        9
     Dividends and Distributions.............        9

Financial Highlights.........................       10

Shareholder Information......................       11
     Distribution and Service (12b-1) Fees...       11
     Purchasing Shares.......................       11
     Redeeming Shares........................       12
     Pricing of Shares.......................       12
     Taxes...................................       13

Obtaining Additional Information............. Back Cover Page

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com,
La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of AIM Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

The fund will maintain a weighted average maturity of 90 days or less.
The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Resource Class shares from year to year. The Resource Class shares are not subject to sales loads.

                                Resource Class

                             [GRAPH APPEARS HERE]

Year    Return (%)
1997       5.46%
1998       5.40%

The Resource Class shares' year-to-date total return as of September 30, 1999 was 3.64%.

During the periods shown in the bar chart, the highest quarterly return was 1.37% (quarter ended December 31, 1997) and the lowest quarterly return was 1.26% (quarter ended December 31, 1998).

PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

----------------------------------------------------------------------------------------------
       Average Annual Total Returns
 (for the periods ended December 31, 1998)
                                                                           Since     Inception
                                             1 Year   5 Years  10 Years  Inception     Date
----------------------------------------------------------------------------------------------
Resource Class                               5.40%      -         -        5.43%     09/23/96
----------------------------------------------------------------------------------------------

Resource Class shares' seven-day yield on December 31, 1998 was 4.90%. For the current seven-day yield, call (800) 246-3426.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                    Resource Class
                                                    --------------
Shareholder Fees (fees paid directly
  from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)                  None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of original purchase price
    or redemption proceeds, whichever is less)           None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  Management Fees(1)                                     0.15%
  Distribution and/or Service (12b-1) Fees               0.20
  Other Expenses                                         0.03
  Total Annual Fund Operating Expenses                   0.38

------------
(1)The investment advisor has voluntarily agreed to limit Management Fees to 0.055%. This limitation can be terminated at any time. Total Annual Fund Operating Expenses, net of this voluntary limitation, are 0.29%.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years    5 Years    10 Years
                       ------    -------    -------    --------
Resource Class          $ 39       $122       $213       $480

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                Resource Class
                                                                ----------------------------------------------
                                                                                                   For the Period
                                                                                                 September 23, 1996
                                                                                                      through
                                                                  Year Ended August 31,              August 31,
                                                                  1999             1998                 1997
                                                                --------          --------       -------------------
Net asset value, beginning of period                            $   1.00          $   1.00             $    1.00
                                                                --------          --------             ---------
Income from investment operations:
  Net investment income                                             0.05              0.05                  0.05
                                                                --------          --------             ---------
Less distributions:
  Dividends from net investment income                             (0.05)            (0.05)                (0.05)
                                                                ========          ========             =========
Net asset value, end of period                                  $   1.00          $   1.00             $    1.00
                                                                ========          ========             =========
Total return                                                        4.96%             5.53%                 5.04%
                                                                ========          ========             =========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $306,758          $ 86,041             $  80,510
                                                                ========          ========             =========
Ratio of expenses to average net assets (a)                     0.29% (b)            0.28%             0.27% (c)
                                                                ========          ========             =========
Ratio of net investment income to average net assets (d)        4.82% (b)            5.40%             5.34% (c)
                                                                ========          ========             =========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.38%, 0.38% and 0.39% (annualized) for the periods 1999-1997, respectively.

(b) Ratios based on average net assets of $125,571,582.

(c) Annualized.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.72%, 5.30% and 5.22% (annualized) for the periods 1999 - 1997, respectively.

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.

You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 246-3426, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income [or long-term capital gains] for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. [Different tax rates apply to ordinary income and long-term capital gain, distributions regardless of how long shares are held.] Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

[Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.]

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds-- Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:         A I M Fund Services, Inc.
                 P.O. Box 4497
                 Houston, TX 77210-4497

BY TELEPHONE:    (800) 246-3426

BY E-MAIL:       general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


Liquid Assets Portfolio
SEC 1940 Act file number: 811-7892


                                Back Cover Page

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                           SHORT-TERM INVESTMENTS CO.

                            LIQUID ASSETS PORTFOLIO
                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                 ------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH
       OF THE ABOVE-NAMED CLASSES OF THE LIQUID ASSETS PORTFOLIO, COPIES
                      OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                      SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                                 ------------

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 17, 1999
   RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE LIQUID ASSETS PORTFOLIO: CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 17, 1999, INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 17, 1999, PERSONAL INVESTMENT
 CLASS PROSPECTUS DATED DECEMBER 17, 1999, PRIVATE INVESTMENT CLASS PROSPECTUS DATED DECEMBER 17, 1999, RESERVE CLASS PROSPECTUS DATED DECEMBER 17, 1999 AND
               RESOURCE CLASS PROSPECTUS DATED DECEMBER 17, 1999

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
      Introduction......................................................... A-3
      General Information about the Fund................................... A-3
        The Fund and Its Shares............................................ A-3
        Directors and Officers............................................. A-5
        Remuneration of Directors.......................................... A-7
        AIM Funds Retirement Plan for Eligible Directors/Trustees.......... A-8
        Deferred Compensation Agreements................................... A-8
        Investment Advisor................................................. A-8
        Administrator...................................................... A-9
        Expenses........................................................... A-10
        Transfer Agent and Custodian....................................... A-10
        Legal Matters...................................................... A-10
        Reports............................................................ A-10
        Sub-Accounting..................................................... A-10
        Principal Holders of Securities.................................... A-11
        Prime Portfolio.................................................... A-11
        Liquid Assets Portfolio............................................ A-13
      Share Purchases and Redemptions...................................... A-15
        Purchases and Redemptions.......................................... A-15
        Redemptions by the Fund............................................ A-16
        Net Asset Value Determination...................................... A-16
        The Distribution Agreement......................................... A-16
        Distribution Plan.................................................. A-17
        Banking Regulations................................................ A-18
        Performance Information............................................ A-18
        Redemptions in Kind................................................ A-19
      Investment Program and Restrictions.................................. A-20
        Investment Program................................................. A-20
        Descriptions of Money Market Obligations........................... A-21
        Eligible Securities................................................ A-22
        Commercial Paper Ratings........................................... A-22
        Bond Ratings....................................................... A-23
        Investment Restrictions............................................ A-24
      Portfolio Transactions and Brokerage................................. A-25
        General Brokerage Policy........................................... A-25
        Allocation of Portfolio Transactions............................... A-26
        Section 28(e) Standards............................................ A-26
      Dividends, Distributions and Tax Matters............................. A-27
        Dividends and Distributions........................................ A-27
        Tax Matters........................................................ A-27
        Qualification as a Regulated Investment Company.................... A-27
        Excise Tax on Regulated Investment Companies....................... A-28
        Portfolio Distributions............................................ A-28
        Sale or Redemption of Shares....................................... A-29
        Foreign Shareholders............................................... A-29
        Effect of Future Legislation; Local Tax Considerations............. A-29
      Financial Statements.................................................   FS

                                 INTRODUCTION

  The Liquid Assets Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 17, 1999, the Institutional Class Prospectus dated December 17, 1999, the Personal Investment Class Prospectus dated December 17, 1999, the Private Investment Class Prospectus dated December 17, 1999, the Reserve Class Prospectus dated December 17, 1999 and the Resource Class Prospectus dated December 17, 1999 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Fund and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; thus, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

  The Fund is an open-end, diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993, and had no operations prior to November 4, 1993. Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the caption "Redeeming Shares."

  The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Prime Portfolio (together, the "Portfolios"). The Prime Portfolio consists of six classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the associated Prospectuses relate to each class of the Portfolio. The classes of the Prime Portfolio are offered pursuant to separate prospectuses and a separate statement of additional information.

  As used in each Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

  Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

  The Charter of the Fund authorizes the issuance of 60 billion shares with a par value of $.001 each, of which 25 billion shares represent an interest in the Portfolio (or class thereof) and 25 billion shares represent an interest in the Prime Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such portfolio (or class) with each other share of that portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that portfolio (or class).

  The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of the Portfolios are segregated and each portfolio is charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

  The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

  As described in each Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

  The overall management of the business and affairs of the Fund is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor; custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

DIRECTORS AND OFFICERS

  The directors and officers of the Fund and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                                                 PRINCIPAL OCCUPATION
                                            POSITIONS HELD     DURING AT LEAST THE PAST
          NAME, ADDRESS AND AGE            WITH REGISTRANT              5 YEARS
=======================================================================================
  *CHARLES T. BAUER (80)                Director and Chairman  Chairman of the Board of
                                                               Directors, A I M
                                                               Management Group Inc.,
                                                               A I M Advisors, Inc.,
                                                               A I M Capital
                                                               Management, Inc., A I M
                                                               Distributors, Inc.,
                                                               A I M Fund Services,
                                                               Inc. and Fund Management
                                                               Company; and Executive
                                                               Vice Chairman and
                                                               Director, AMVESCAP PLC.

----------------------------------------------------------------------------------------
  BRUCE L. CROCKETT (55)                       Director        Director, ACE Limited
  906 Frome Lane                                               (insurance company).
  McLean, VA 22102                                             Formerly, Director,
                                                               President and Chief
                                                               Executive Officer,
                                                               COMSAT Corporation; and
                                                               Chairman, Board of
                                                               Governors of INTELSAT
                                                               (international
                                                               communications company).

----------------------------------------------------------------------------------------
  OWEN DALY II (75)                            Director        Director, Cortland Trust
  Six Blythewood Road                                          Inc. (investment
  Baltimore, MD 21210                                          company). Formerly,
                                                               Director, CF & I Steel
                                                               Corp., Monumental Life
                                                               Insurance Company and
                                                               Monumental General
                                                               Insurance Company; and
                                                               Chairman of the Board of
                                                               Equitable
                                                               Bancorporation.

----------------------------------------------------------------------------------------
  EDWARD K. DUNN, Jr. (64)                     Director        Chairman of the Board of
  2 Hopkins Plaza, 8th Floor, Suite 805                        Directors, Mercantile
  Baltimore, MD 21201                                          Mortgage Corp. Formerly,
                                                               Vice Chairman of the
                                                               Board of Directors and
                                                               President, Mercantile -
                                                               Safe Deposit & Trust
                                                               Co.; and President,
                                                               Mercantile Bankshares.

----------------------------------------------------------------------------------------
  JACK M. FIELDS (47)                          Director        Chief Executive Officer,
  8810 Will Clayton Parkway                                    Texana Global, Inc.
  Jetero Plaza, Suite E                                        (foreign trading
  Humble, TX 77338                                             company) and Twenty
                                                               First Century Group,
                                                               Inc. (a governmental
                                                               affairs company).
                                                               Formerly, Member of the
                                                               U.S. House of
                                                               Representatives.

----------------------------------------------------------------------------------------
  **CARL FRISCHLING (62)                       Director        Partner, Kramer Levin
   919 Third Avenue                                            Naftalis & Frankel LLP
   New York, NY 10022                                          (law firm). Formerly,
                                                               Partner, Reid & Priest
                                                               (law firm).

----------------------------------------------------------------------------------------
  *ROBERT H. GRAHAM (53)                Director and President Director, President and
                                                               Chief Executive Officer,
                                                               A I M Management Group
                                                               Inc.; Director and
                                                               President, A I M
                                                               Advisors, Inc.; Director
                                                               and Senior Vice
                                                               President, A I M Capital
                                                               Management, Inc., A I M
                                                               Distributors, Inc.,
                                                               A I M Fund Services,
                                                               Inc. and Fund Management
                                                               Company; and Director,
                                                               AMVESCAP PLC.

----------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS (49)                      Director        Chief Executive Officer,
  350 Fifth Avenue, Suite 301                                  YWCA of the U.S.A.;
  New York, NY 10118                                           Commissioner, New York
                                                               City Department for the
                                                               Aging; and Member of the
                                                               Board of Directors,
                                                               Metropolitan
                                                               Transportation Authority
                                                               of New York State.

----------------------------------------------------------------------------------------
  LEWIS F. PENNOCK (57)                        Director        Attorney in private
  6363 Woodway, Suite 825                                      practice in Houston,
  Houston, TX 77057                                            Texas.

----------------------------------------------------------------------------------------
  LOUIS S. SKLAR (60)                          Director        Executive Vice
  Transco Tower, 50th Floor                                    President, Development
  2800 Post Oak Blvd.                                          and Operations, Hines
  Houston, TX 77056                                            Interests Limited
                                                               Partnership (real estate
                                                               development).
----------------------------------------------------------------------------------------

-------
* A director who is an "interested person" of the Fund and AIM as defined in the 1940 Act.
** A director who is an "interested person" of the Fund as defined in the 1940
   Act.

                             POSITIONS HELD      PRINCIPAL OCCUPATION DURING AT
   NAME, ADDRESS AND AGE     WITH REGISTRANT         LEAST THE PAST 5 YEARS
===============================================================================
  GARY T. CRUM (52)       Senior Vice President Director and President, A I M
                                                Capital Management, Inc.;
                                                Director and Executive Vice
                                                President, A I M Management
                                                Group Inc.; Director and Senior
                                                Vice President, A I M Advisors,
                                                Inc.; and Director, A I M
                                                Distributors, Inc. and AMVESCAP
                                                PLC.

-------------------------------------------------------------------------------
  CAROL F. RELIHAN (45)   Senior Vice President Director, Senior Vice
                              and Secretary     President, General Counsel and
                                                Secretary, A I M Advisors,
                                                Inc.; Senior Vice President,
                                                General Counsel and Secretary,
                                                A I M Management Group Inc.;
                                                Director, Vice President and
                                                General Counsel, Fund
                                                Management Company; General
                                                Counsel and Vice President,
                                                A I M Fund Services, Inc.; and
                                                Vice President, A I M Capital
                                                Management, Inc., and A I M
                                                Distributors, Inc.

-------------------------------------------------------------------------------
  DANA R. SUTTON (40)        Vice President     Vice President and Fund
                              and Treasurer     Controller, A I M Advisors,
                                                Inc.; and Assistant Vice
                                                President and Assistant
                                                Treasurer, Fund Management
                                                Company.

-------------------------------------------------------------------------------
  MELVILLE B. COX (56)       Vice President     Vice President and Chief
                                                Compliance Officer, A I M
                                                Advisors, Inc., A I M Capital
                                                Management, Inc., A I M
                                                Distributors, Inc., A I M Fund
                                                Services, Inc. and Fund
                                                Management Company.

-------------------------------------------------------------------------------
  KAREN DUNN KELLEY (39)     Vice President     Senior Vice President, A I M
                                                Capital Management, Inc. and
                                                Vice President, A I M Advisors,
                                                Inc.

-------------------------------------------------------------------------------
  J. ABBOTT SPRAGUE (44)     Vice President     Director and President, Fund
                                                Management Company; Director,
                                                A I M Fund Services, Inc.; and
                                                Senior Vice President, A I M
                                                Advisors, Inc. and A I M
                                                Management Group Inc.
--------------------------------------------------------------------------------

  The Board of Directors has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

  The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock, Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Fund's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the board and such Committee.

  All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

  Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Fund is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as director or trustee of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Fund:

                                                       RETIREMENT      TOTAL
                                         AGGREGATE      BENEFITS    COMPENSATION
                                        COMPENSATION   ACCRUED BY     FROM ALL
                                            FROM          ALL           AIM
               DIRECTOR                    FUND(1)     AIM FUNDS(2)   FUNDS(3)
===============================================================================
Charles T. Bauer.......................       -0-            -0-          -0-
-------------------------------------------------------------------------------
Bruce L. Crockett......................    $9,888       $ 37,485      $96,000
-------------------------------------------------------------------------------
Owen Daly II...........................     9,888        122,898       96,000
-------------------------------------------------------------------------------
Edward K Dunn, Jr......................     9,888            -0-       78,880
-------------------------------------------------------------------------------
Jack M. Fields.........................     9,845         15,826       95,500
-------------------------------------------------------------------------------
Carl Frischling(4).....................     9,844         97,791       95,500
-------------------------------------------------------------------------------
Robert H. Graham.......................       -0-            -0-          -0-
-------------------------------------------------------------------------------
John F. Kroeger(5).....................       731        107,896       91,654
-------------------------------------------------------------------------------
Prema Mathai-Davis.....................     9,337            -0-       32,636
-------------------------------------------------------------------------------
Lewis F. Pennock.......................     9,844         45,766       95,500
-------------------------------------------------------------------------------
Ian W. Robinson(6).....................     5,857         94,442       94,500
-------------------------------------------------------------------------------
Louis S. Sklar.........................     9,844         90,232       95,500
===============================================================================

-------
(1) The total amount of compensation deferred by all directors of the Fund during the fiscal year ended August 31, 1999, including interest earned thereon, was $61,406.
(2) During the fiscal year ended August 31, 1999, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $96,514. Data reflects compensation earned for the calendar year ended December 31, 1998.
(3) Each director serves as a director or trustee of a total of 12 registered investment companies advised by AIM as of December 31, 1998. Data reflects compensation earned during the calendar year ended December 31, 1998.
(4) The Fund paid the law firm of Kramer Levin Naftalis & Frankel LLP $15,490 in legal fees for services provided to the Portfolio during the fiscal year ended August 31, 1999. Mr. Frischling, a director of the Fund, is a partner in such firm.
(5) Mr. Kroeger was a director of the Fund until June 11, 1998, when he resigned. On that date he became a consultant to the Fund. Of the amount listed above, $0 was for compensation for services as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."
(6)   Mr. Robinson was a director until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service as of August 31, 1999 for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Dr. Mathai-Davis are 12, 12, 1, 2, 22, 20, 18, 11, 10 and 1 years, respectively.

                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

                                                               ANNUAL RETIREMENT
                                 NUMBER OF                       COMPENSATION
                                 YEARS  OF                        PAID BY ALL
                               SERVICE WITH                       APPLICABLE
                           APPLICABLE AIM FUNDS                    AIM FUNDS
                           --------------------                -----------------
             10...............................................      $67,500
              9...............................................      $60,750
              8...............................................      $54,000
              7...............................................      $47,250
              6...............................................      $40,500
              5...............................................      $33,750

DEFERRED COMPENSATION AGREEMENTS

  Messrs. Daly, Dunn, Fields, Frischling, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

  During the fiscal year ended August 31, 1999, $52,725 in directors' fees and expenses were allocated to the Portfolio.

INVESTMENT ADVISOR

  AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers over 125 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations and addresses are shown under "Directors and Officers."

  FMC is a registered broker-dealer and a wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

  AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions subject to the Code of Ethics, (b) to file reports regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

  The Fund has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") with AIM. The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  As compensation for its services with respect to the Portfolio, AIM receives a fee at the annual rate of 0.15% of the average daily net assets of the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  Pursuant to the Advisory Agreement between the Fund and AIM currently in effect and under an investment advisory agreement in effect prior to February 28, 1997 which provided for the same level of compensation to AIM, AIM received fees from the Fund for the fiscal years ended August 31, 1999, 1998 and 1997, with respect to the Portfolio, in the amounts of $3,598,269, $1,927,994 and $1,024,843, respectively. During the fiscal years ended August 31, 1999, 1998 and 1997 AIM voluntarily waived fees with respect to the Portfolio in the amounts of $6,215,196, $4,309,476 and $3,344,852, respectively.

  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Fund.

  The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator."

ADMINISTRATOR

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Fund (the
"Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio, which are not required to be performed by AIM under the Advisory Agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Directors.

  Under the Administrative Services Agreement and under a prior administrative services agreement which provided for the same level of reimbursement to AIM, AIM was reimbursed for the fiscal years ended August 31, 1999, 1998 and 1997 in the amounts of $155,139, $85,337 and $68,372, respectively.

EXPENSES

  Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940
Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund. Expenses of the Fund except those listed below are prorated among all classes of such Portfolios. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, P. O. Box 4497, Houston, Texas 77210-4497, serves as a transfer agent and dividend disbursing agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement and receives an annual fee from the Fund for its services in such capacity in the amount of 0.009% of average daily net assets of the Portfolio, payable monthly. Such compensation may be changed from time to time as is agreed to by AFS and the Fund.

  The Bank of New York ("BONY"), 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by BONY and the Fund.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Fund.

REPORTS

  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

  Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

SUB-ACCOUNTING

  The Fund and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Fund or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK--Registered Trademark--Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

PRIME PORTFOLIO

  To the best knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Prime Portfolio as of November 1, 1999, and the percentage of the Prime Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                    PERCENT      PERCENT OWNED
                 NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                RECORD ONLY(a) BENEFICIALLY(a)
                 ----------------                -------------- ---------------
   CASH MANAGEMENT CLASS
   ---------------------
    BANK OF NEW YORK............................     30.14%            --
     One Wall Street 5th Floor
     Stif/Master Note
     New York, NY 10286

    CIBC WORLD MARKETS..........................     14.85%            --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281

    IGT.........................................      8.92%            --
     P.O. Box 10120
     Reno, NV 89502

    BOST & CO FBO THE KWELM PARTNERSHIP.........      7.13%            --
     P.O. Box 3198
     Attn: Mutual Fund Operations
     Pittsburgh, PA 15230-3198

    BANK ONE, ILLINOIS, NA......................      6.71%            --
     Attn: Tony Long
     525 W. Monroe
     Suite 0256, 6th Floor
     Chicago, IL 60670

    MELLON BANK NA..............................      5.39%            --
     Attn: Cynthia Kieffer
     P.O. Box 710
     Pittsburgh, PA 15230-0710

   INSTITUTIONAL CLASS
   ---------------------------------------------

    AIM FUND OF FUNDS ACCOUNT...................     31.02%(b)         --
     Attn: Stacey Frakes
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste 100
     Houston, TX 77046

    COMERICA BANK...............................      6.33%            --
     P.O. Box 75000
     Attn: Vicky Froehlich
     Detroit, MI 48275-3455

    TRULIN & CO. ...............................      5.76%            --
     P.O. Box 1412
     Attn: Pat Whalen
     Rochester, NY 14603

-------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.
(b) A shareholder who holds 25% or more of the outstanding shares of a Portfolio may be presumed to be in "control" of such Portfolio as defined in the 1940 Act.

                                                     PERCENT      PERCENT OWNED
                  NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------

    FROST NATIONAL BANK TX.......................      5.08%            --
     Muir & Co.
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479

   PERSONAL INVESTMENT CLASS
   -------------------------

    CULLEN/FROST DISCOUNT BROKERS.................................... 84.50%  --
     Attn: Karen Banks
     P.O. Box 2358
     San Antonio, TX 78299

    FIRST INTERSTATE - MONTANA........................................ 5.86%  --
     Attn: Cheri Melvin
     P.O. Box 30918
     Billings, MT 59116

   PRIVATE INVESTMENT CLASS
   ------------------------

    HUNTINGTON CAPITAL CORP.......................................... 34.31%  --
     41 S. High St., Ninth Floor
     Columbus, OH 43287

    HARRIS TRUST & SAVINGS BANK...................................... 18.06%  --
     Attn: Rich Croll
     111 West Monroe St.
     Lower Level East
     Chicago, IL 60690

    CULLEN/FROST DISCOUNT BROKERS..................................... 9.46%  --
     Attn: Karen Banks
     P.O. Box 2358
     San Antonio, TX 78299

    FROST NATIONAL BANK............................................... 7.21%  --
     Muir & Co.
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479

    HAWS & COMPANY.................................................... 6.54%  --
     Attn: Saundra L. Foe
     P.O. Box 5847
     Denver, CO 80217

   RESERVE CLASS
   -------------

    BANK OF NEW YORK................................................ 99.89%  --
     Attn: Sheryl Covelli
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286

   RESOURCE CLASS
   --------------

    FIRST UNION SECURITIES, INC. ................................... 25.30%  --
     Attn: Money Funds
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675

--------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                     PERCENT      PERCENT OWNED
                  NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------

    HARRIS METHODIST HEALTH SYSTEM...............     18.95%            --
     Attn: Sandy Reeves
     600 East Las Colinas Blvd., Ste. 1550
     Irving, TX 75039

    CIBC WORLD MARKETS...........................     11.99%            --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281

    HAMBRECHT & QUIST LLC........................     11.85%            --
     Attn: Matt Dermer
     230 Park Avenue, Floor 19
     New York, NY 10169

    MELLON BANK NA...............................      9.21%            --
     Attn: Cynthia Kieffer
     P.O. Box 710
     Pittsburgh, PA 15230-0710

    NVIDIA CORPORATION CASH MGMT ACCOUNT.........      5.16%            --
     3535 Monroe Street
     Santa Clara, CA 95051

-------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.


LIQUID ASSETS PORTFOLIO

  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of November 1, 1999, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                    PERCENT      PERCENT OWNED
                 NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                RECORD ONLY(a) BENEFICIALLY(a)
                 ----------------                -------------- ---------------
   CASH MANAGEMENT CLASS
   ---------------------

    CIBC WORLD MARKETS..........................     21.24%            --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281

    GATEWAY, INC. ..............................     16.65%            --
     Corp. Treasury/Y-15
     610 Gateway Drive
     N. Sioux City, SD 57049-2000

    BANK OF NEW YORK............................     10.70%            --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286

    FIRST UNION SUBACCOUNTS.....................      6.58%            --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675

-------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                     PERCENT      PERCENT OWNED
                  NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------
    HAMBRECHT & QUIST LLC........................      6.47%            --
     Attn: Matt Dermer
     230 Park Avenue, Floor 19
     New York, NY 10169

    HARRIS TRUST & SAVINGS BANK..................      5.81%            --
     Attn: Rich Croll
     111 West Monroe St.
     Lower Level East
     Chicago, IL 60690

    SOUTHWEST BANK OF TEXAS, N.A. 498A1..........      5.00%            --
     Attn: Kathy Jensen
     4400 Post Oak Pkwy.
     Houston, TX 77027

   INSTITUTIONAL CLASS
   -------------------
    AIM FUND OF FUNDS ACCOUNT....................     26.95%            --
     Attn: Stacey Frakes
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste. 100
     Houston, TX 77046

    PAINE WEBBER SSB.............................      8.50%            --
     1000 Harbor Blvd., 6th Floor
     Mutual Fund Operations
     State Street Custodial Accounts
     Weehawken, NJ 07087-6790

    TURTLE & CO. SWEEP...........................      7.53%            --
     Attn: Richard Ramer
     P.O. Box 9427
     Boston, MA 02209

    BZW BARCLAYS GLOBAL INVESTORS, AS AGENT......      7.45%            --
     Attn: Mike Futamase
     980 9th St., Suite 600
     Sacramento, CA 95814

   PERSONAL INVESTMENT CLASS
   -------------------------
    HUNTINGTON INVESTMENT 112....................     83.03%            --
     135 North Pennsylvania, Suite 800
     Indianapolis, IN 46204

    TEXAS CAPITAL BANK, N.A. ....................      9.61%            --
     Attn: Kitty Ramzy
     2100 McKinney Ave., Ste. 900
     Dallas, TX 75201

   PRIVATE INVESTMENT CLASS
   ------------------------
    BANK OF NEW YORK.............................     60.75%            --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286

    MELLON BANK N.A. ............................     14.71%            --
     Attn: Cynthia Kieffer
     P.O. Box 710
     Pittsburgh, PA 15230-0710

--------
(a)The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                     PERCENT      PERCENT OWNED
                  NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------

    HUNTINGTON CAPITAL CORP......................     13.74%            --
     41 S. High St., Ninth Floor
     Columbus, OH 43287

   RESOURCE CLASS
   --------------

    HAMBRECHT & QUIST LLC........................     52.50%            --
     Attn: Matt Dermer
     230 Park Avenue, Floor 19
     New York, NY 10169

    CIBC WORLD MARKETS...........................     42.77%            --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281

-------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

  To the best of the knowledge of the Fund, as of November 1, 1999, the directors and officers of the Fund as a group beneficially owned less than 1% of each class of either Portfolio's outstanding shares.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

  A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the heading "Purchasing Shares" and "Redeeming Shares."

  Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 4497, Houston, Texas 77210-4497. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.

  The Fund reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Fund and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio. In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  An investor may terminate his relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class or the Resource Class directly, except through reinvestment of dividends and distributions.

  Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

  A "Business Day" of the Fund is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business. If AFS receives a redemption request on a Business Day prior to 5:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time and the Fund will normally wire redemption proceeds on that day. A redemption request received by AFS after 5:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Fund, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE FUND

  If the Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

  The Board of Directors may redeem shares if it determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Portfolio.

NET ASSET VALUE DETERMINATION

  The net asset value per share of the Portfolio is determined as of 5:00 p.m. Eastern time on each Business Day of the Fund. Shares of each class of the Portfolio are sold at net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

  For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the entire portfolio.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

  The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

  The Fund has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. See "General Information about the Fund--Directors and Officers" and "General Information about the Fund--Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute shares either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares in the Portfolio.

  The Distribution Agreement will continue from year to year, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The Plan provides that the Fund may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting;
(iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash accounting balances in shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and
(ix) such other services as the Fund may request on behalf of shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

  The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Fund.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  For the fiscal year ended August 31, 1999, FMC received compensation pursuant to the Plan in the amount of $753,887, or an amount equal to 0.08% of the average net daily assets of the Cash Management Class, $407, or an amount equal to 0.10% of the average net daily assets of the Personal Investment Class, $600,673, or an amount equal to 0.30% of the average net daily assets of the Private Investment Class and $251,117, or an amount equal to 0.20% of the average net daily assets of the Resource Class. With respect to the Cash Management Class, $752,963 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $924 (or an amount equal to 0% of the average daily net asset of the class) was retained by FMC. With respect to the Personal Investment Class, $326 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $81 (or an amount equal to 0.01% of the average daily net assets of the class) was retained by FMC. With respect to the Private Investment Class, $582,747 of such amount (or an amount equal to 0.29% of the average daily net assets of the class) was paid to dealers and financial institutions and $17,926 (or an amount equal to 0.01% of the average daily net assets of the class) was retained by FMC. With respect to the Resource Class, $251,117 of such amount (or an amount equal to 0.20% of the average daily net assets of the class) was paid to dealers and financial institutions and $0 (or an amount equal to 0% of the average daily net assets of the class) was retained by FMC.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Fund and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund, own shares of AMVESCAP PLC.

  The Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Directors, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

  The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments to FMC would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

BANKING REGULATIONS

  The Glass-Steagall Act and other applicable laws or regulations among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

PERFORMANCE INFORMATION

  As stated under the caption "Performance Information--Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Fund at the telephone number set forth in the prospectus for that class. Performance will vary from time to time and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance.

  Calculations of yield will take into account the total income received by the Portfolio. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Fund, the yield will be lower for those beneficial owners paying such fees.

  The current yields quoted will be the net average annualized yield for an identified period, such as seven consecutive calendar days or a month. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

  For the seven-day period ended August 31, 1999, the current and effective yields for the Private Investment Class were 4.98% and 5.10%, respectively. For the seven-day period ended August 31, 1999, the current and effective yields for the Institutional Class were 5.28% and 5.42%, respectively. For the seven-day period ended August 31, 1999, the current and effective yields for the Cash Management Class were 5.20% and 5.33%, respectively. For the seven-day period ended August 31, 1999, the current and effective yields for the Personal Investment Class were 4.78% and 4.89%, respectively. For the seven-day period ended August 31, 1999, the current and effective yields for the Reserve Class were 4.48% and 4.58%, respectively. For the seven-day period ended August 31, 1999, the current and effective yields for the Resource Class were 5.08% and 5.21%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  The Portfolio may compare the performance of a particular class or the performance of securities in which it may invest to:

    . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

    . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report--Registered Trademark--of Holliston, Massachusetts or by Lipper, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

    . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

    . other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the yield of a class will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

REDEMPTIONS IN KIND

  The Fund will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  Information concerning the Portfolio's investment objective and operating policies is set forth in each Prospectus. The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors. The following is a more detailed description of the portfolio instruments eligible for purchase by the Portfolio, which augments the summary of the Portfolio's investment program which appears under the heading "Investment Objective and Strategies" in each Prospectus.

  The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, taxable municipal securities, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio may invest in bankers' acceptances, certificates of deposit, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

  The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities.

  The Portfolio will not invest more than 10% of its net assets in illiquid securities.

  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. (In such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities.) Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account. (The total amount of liquid assets in the segregrated account may not exceed 25% of the Portfolio's total assets.) The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S. dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits. The Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issued the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the

Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

  U.S. GOVERNMENT DIRECT OBLIGATIONS--These are bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES--Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are (a) backed by the full faith and credit of the United States, (b) guaranteed by the U.S. Treasury or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS--These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

  CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

  TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS--A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS--A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

  SHORT AND MEDIUM TERM NOTES--Short and medium term notes are obligations that have fixed coupons and maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the SEC, or privately without such a registration.

  MASTER NOTES--Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or (c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

  REPURCHASE AGREEMENTS--A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

ELIGIBLE SECURITIES

  The Fund will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Fund's Board of Directors has determined to present minimal credit risk.

COMMERCIAL PAPER RATINGS

  Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. The following is a description of the factors underlying the commercial paper ratings of Moody's Investors Service ("Moody's"), Standard & Poor's Rating Services ("S&P") and Fitch IBCA, Inc. ("Fitch").

  MOODY'S--The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

  S&P--Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

  FITCH--Fitch's short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

  Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the highest ratings.

                             PLUS(+) AND MINUS (-)

  Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F-1"

                                      LOC

  The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

  The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

  MOODY'S--The following are the two highest bond ratings of Moody's.

                                      AAA

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  S&P--The following are the four highest bond ratings of S&P; the lower two of which are referred to in the foregoing description of its commercial paper ratings.

                                      AAA

  Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                      AA

  Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

                                       A

  Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

                                      BBB

  The BBB, or medium grade category, is borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Market values of these bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

  Fitch--Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                      AA

  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

INVESTMENT RESTRICTIONS

  As a matter of fundamental policy which may not be changed without the approval of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund--The Fund and its Shares"), the Portfolio may not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

    (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

    (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program,
  (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

    (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

    (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

    (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls; or

    (9) invest in any obligation not payable as to principal and interest in United States currency.

  The following investment policy is not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management, except that the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Fund"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio. If other funds advised by AIM invest in the Portfolio, however, the Portfolio will be subject to the provisions of Section 12(d)(1) of the 1940 Act, which limits the ability of an investment company to invest in another investment company. With respect to the Portfolio's purchase of shares of the Affiliated Money Market Funds, the Portfolio will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

  In the event the Portfolio purchases securities traded in over-the-counter markets, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

  AIM will seek, whenever possible, to recapture for the benefit of a Portfolio any commissions, fees, brokerage or similar payments paid by the Portfolio on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of the Portfolio's securities in a tender or exchange offer.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Fund. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction of [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Fund's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

  Under the 1940 Act, certain persons affiliated with the Fund are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and any such purchases are reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 1998, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Dividends with respect to each class of the Portfolio are declared to shareholders of record immediately after 5:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 5:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 5.00 p.m. Eastern time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 5:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

  Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value hereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 4497, Houston, Texas 77210-4497. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

  The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Fund expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Fund incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in each Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain, if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

  Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of a class of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

  A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rated applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1999. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Portfolio.

                              FINANCIAL STATEMENTS

                                       FS

SCHEDULE OF INVESTMENTS
August 31, 1999

                                                  PAR
                                       MATURITY  (000)       VALUE
COMMERCIAL PAPER - 38.93%(a)

BASIC INDUSTRIES - 0.42%

CHEMICALS - 0.42%

Henkel Corp.
4.88%                                  09/07/99  $ 13,000  $ 12,989,427
-----------------------------------------------------------------------
4.80%                                  09/22/99    13,000    12,963,600
-----------------------------------------------------------------------
  Total Basic Industries                                     25,953,027
-----------------------------------------------------------------------

CAPITAL GOODS - 1.00%

ELECTRICAL EQUIPMENT - 0.37%

Siemens Capital Corp.
4.78%                                  09/30/99    23,000    22,911,437
-----------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED - 0.63%

Cargill, Inc.
5.42%                                  01/21/00    40,000    39,144,844
-----------------------------------------------------------------------
  Total Capital Goods                                        62,056,281
-----------------------------------------------------------------------

CONSUMER SERVICES - 0.29%

ENTERTAINMENT (MISCELLANEOUS) - 0.29%

Walt Disney Co. (The) 4.87%            09/16/99    18,000    17,963,475
-----------------------------------------------------------------------

ENERGY - 0.76%

OIL & GAS (INTEGRATED) - 0.76%

Shell Oil Co.
5.15%                                  09/13/99    46,750    46,750,000
-----------------------------------------------------------------------

FINANCIAL - 36.46%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/LEASES - 2.21%

Centric Capital Corp.
4.86%                                  09/27/99    23,000    22,919,270
-----------------------------------------------------------------------
5.14%                                  09/27/99    30,000    29,888,633
-----------------------------------------------------------------------
5.14%                                  09/28/99    30,000    29,884,350
-----------------------------------------------------------------------
4.81%                                  10/12/99    37,000    36,797,312
-----------------------------------------------------------------------
4.82%                                  10/20/99    17,333    17,219,286
-----------------------------------------------------------------------
                                                            136,708,851
-----------------------------------------------------------------------

ASSET BACKED SECURITIES-CONSUMER

RECEIVABLES - 0.40%

Old Line Funding Corp.
5.20%                                  09/15/99    24,946    24,895,554
-----------------------------------------------------------------------

                                                     PAR
                                         MATURITY   (000)       VALUE

ASSET BACKED SECURITIES-MULTI-PURPOSE - 19.98%

Bavaria TRR Corp.
4.97%                                    11/22/99  $ 27,000  $ 26,694,345
-------------------------------------------------------------------------
5.45%                                    01/19/00    25,200    24,665,900
-------------------------------------------------------------------------
5.50%                                    01/27/00    25,000    24,434,722
-------------------------------------------------------------------------
5.75%                                    02/15/00    21,759    21,178,609
-------------------------------------------------------------------------
5.54%                                    02/22/00    45,000    45,000,000
-------------------------------------------------------------------------
Corporate Receivables Corp.
5.13%                                    09/14/99    25,000    24,953,688
-------------------------------------------------------------------------
5.12%                                    09/15/99    50,000    49,900,444
-------------------------------------------------------------------------
5.37%                                    02/16/00    41,000    40,998,148
-------------------------------------------------------------------------
5.77%                                    02/28/00    35,000    33,990,250
-------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
5.16%                                    09/03/99    30,000    29,991,400
-------------------------------------------------------------------------
4.84%                                    09/10/99    30,000    29,963,700
-------------------------------------------------------------------------
4.85%                                    09/13/99    25,000    24,959,583
-------------------------------------------------------------------------
5.13%                                    09/13/99    17,185    17,155,613
-------------------------------------------------------------------------
4.84%                                    09/29/99    38,010    37,866,913
-------------------------------------------------------------------------
4.82%                                    09/30/99    25,000    24,902,931
-------------------------------------------------------------------------
4.82%                                    10/15/99    30,000    29,823,267
-------------------------------------------------------------------------
5.43%                                    01/14/00    25,000    24,490,938
-------------------------------------------------------------------------
5.48%                                    01/25/00    33,400    32,657,704
-------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.14%                                    09/14/99    29,295    29,240,625
-------------------------------------------------------------------------
4.81%                                    09/20/99    50,000    49,873,069
-------------------------------------------------------------------------
Monte Rosa Capital Corp.
5.18%                                    09/08/99    49,000    48,950,646
-------------------------------------------------------------------------
Park Avenue Receivables Corp.
5.13%                                    09/13/99    31,593    31,538,976
-------------------------------------------------------------------------
5.20%                                    09/17/99    40,000    39,907,556
-------------------------------------------------------------------------
5.15%                                    09/24/99    30,000    29,901,292
-------------------------------------------------------------------------
Preferred Receivables Funding Corp.
5.20%                                    09/27/99    50,000    49,812,222
-------------------------------------------------------------------------
Quincy Capital Corp.
5.13%                                    09/07/99    33,000    32,971,785
-------------------------------------------------------------------------
Receivables Capital Corp.
5.13%                                    09/10/99    25,606    25,573,160
-------------------------------------------------------------------------
Sheffield Receivables Corp.
5.17%                                    09/03/99    35,350    35,339,846
-------------------------------------------------------------------------
5.18%                                    09/07/99    50,000    49,956,833
-------------------------------------------------------------------------
5.15%                                    09/10/99    41,500    41,446,569
-------------------------------------------------------------------------
5.30%                                    09/20/99   100,000    99,720,278
-------------------------------------------------------------------------
5.30%                                    09/21/99   100,000    99,705,556
-------------------------------------------------------------------------
5.22%                                    09/28/99    30,000    29,882,550
-------------------------------------------------------------------------
                                                            1,237,449,118
-------------------------------------------------------------------------

                                                        PAR
                                             MATURITY  (000)       VALUE
ASSET BACKED SECURITIES-TRADE RECEIVABLES - 1.91%

Asset Securitization Cooperative Corp.
5.17%                                        09/30/99  $ 35,000  $ 34,854,235
-----------------------------------------------------------------------------
5.39%                                        03/27/00    25,000    24,998,556
-----------------------------------------------------------------------------
Variable Funding Capital
5.76%                                        01/10/00    30,000    29,371,200
-----------------------------------------------------------------------------
5.68%                                        01/21/00    30,000    29,327,867
-----------------------------------------------------------------------------
                                                                  118,551,858
-----------------------------------------------------------------------------

BANKS (DOMESTIC) - 2.58%

Bank of America
4.87%                                        09/08/99    25,000    24,976,326
-----------------------------------------------------------------------------
4.81%                                        09/09/99    25,000    24,973,278
-----------------------------------------------------------------------------
Banc One Financial Corp.
4.85%                                        09/13/99    15,000    14,975,750
-----------------------------------------------------------------------------
4.85%                                        09/20/99    20,000    19,948,806
-----------------------------------------------------------------------------
5.12%                                        09/24/99    25,000    24,918,222
-----------------------------------------------------------------------------
4.80%                                        09/28/99    50,000    49,820,000
-----------------------------------------------------------------------------
                                                                  159,612,382
-----------------------------------------------------------------------------

BROKER DEALER - 1.83%

Credit Suisse First Boston Inc.
5.68%                                        02/14/00    30,000    29,214,267
-----------------------------------------------------------------------------
5.74%                                        02/18/00    35,000    34,051,306
-----------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
5.62%                                        02/07/00    50,000    50,000,000
-----------------------------------------------------------------------------
                                                                  113,265,573
-----------------------------------------------------------------------------

FINANCIAL - MULTIPLE INDUSTRY - 6.69%

Associates First Capital Corp.
4.81%                                        09/10/99    30,000    29,963,925
-----------------------------------------------------------------------------
4.80%                                        11/03/99    30,000    29,748,000
-----------------------------------------------------------------------------
5.60%                                        02/09/00    25,000    24,373,889
-----------------------------------------------------------------------------
5.74%                                        02/14/00    35,000    34,073,628
-----------------------------------------------------------------------------
General Electric Capital Corp.
4.81%                                        09/02/99    50,000    49,993,319
-----------------------------------------------------------------------------
4.82%                                        09/08/99    25,000    24,976,569
-----------------------------------------------------------------------------
4.81%                                        09/08/99    25,000    24,976,618
-----------------------------------------------------------------------------
4.81%                                        09/09/99    25,000    24,973,278
-----------------------------------------------------------------------------
4.84%                                        09/29/99    25,000    24,905,889
-----------------------------------------------------------------------------
4.81%                                        11/03/99    25,000    24,789,563
-----------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)      VALUE
FINANCIAL - MULTIPLE INDUSTRY - (CONTINUED)
5.43%                                          01/28/00  $ 25,000  $   24,438,146
---------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
5.14%                                          09/20/99    33,000      32,910,478
---------------------------------------------------------------------------------
UBS Finance ( Delaware) Inc.
4.82%                                          12/23/99    25,000      24,621,764
---------------------------------------------------------------------------------
4.79%                                          12/27/99    40,000      39,377,300
---------------------------------------------------------------------------------
                                                                      414,122,366
---------------------------------------------------------------------------------

INSURANCE - LIFE/HEALTH - 0.87%

Prudential Funding Corp.
4.85%                                          11/09/99    30,000      29,721,125
---------------------------------------------------------------------------------
5.72%                                          01/28/00    25,000      24,408,139
---------------------------------------------------------------------------------
                                                                       54,129,264
---------------------------------------------------------------------------------
  Total Financial                                                   2,258,734,966
---------------------------------------------------------------------------------
  Total Commercial Paper (Cost $2,710,784,869)                      2,411,457,749
---------------------------------------------------------------------------------

BANK NOTES - 1.05%

First Union National Bank
5.49%                                          11/23/99    40,000      40,000,000
---------------------------------------------------------------------------------
National City Bank Cleveland
5.51%(b)                                       04/03/00    25,000      24,994,257
---------------------------------------------------------------------------------
 Total Bank Notes (Cost $64,994,257)                                   64,994,257
---------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 4.03%

ABN-Amro Bank
5.71%                                          07/03/00    25,000      24,991,972
---------------------------------------------------------------------------------
Bank Austria
5.65%                                          07/06/00    25,000      24,989,858
---------------------------------------------------------------------------------
Barclays Bank PLC
5.61%                                          06/14/00    25,000      24,990,577
---------------------------------------------------------------------------------
Chase-USA-Delaware
5.37%                                          05/22/00    25,000      24,993,931
---------------------------------------------------------------------------------
Deutsche Bank AG
5.29%                                          05/19/00    25,000      24,990,545
---------------------------------------------------------------------------------
National Westminster Bank
5.67%                                          07/03/00    25,000      24,993,976
---------------------------------------------------------------------------------
UBS AG
5.24%                                          03/01/00    25,000      24,992,804
---------------------------------------------------------------------------------
5.35%                                          05/30/00    25,000      24,991,051
---------------------------------------------------------------------------------
5.60%                                          06/14/00    25,000      24,990,576
---------------------------------------------------------------------------------
U.S. Bank NA Minneapolis
5.68%                                          06/12/00    25,000      25,000,000
---------------------------------------------------------------------------------
  Total Certificates of Deposit (Cost $249,925,290)                   249,925,290
---------------------------------------------------------------------------------

                                                           PAR
                                              MATURITY    (000)       VALUE
COMMERCIAL PAPER TRUST CERTIFICATES - 4.04%

Citibank Securities, Inc. 5.60%(c)
  (Cost $250,000,000)                         12/28/99  $250,000  $   250,000,000
---------------------------------------------------------------------------------

NOTE AGREEMENTS - 28.02%

General Motors Acceptance Corp.
5.17%(d)                                      09/01/99    50,000       50,000,000
---------------------------------------------------------------------------------
5.21%(d)                                      09/01/99   100,000      100,000,000
---------------------------------------------------------------------------------
5.36%(d)                                      10/01/99    50,000       49,776,808
---------------------------------------------------------------------------------
5.40%(d)                                      10/01/99   100,000       99,550,312
---------------------------------------------------------------------------------
Goldman Sachs Group, L.P.
5.18%(e)                                      10/18/99   300,000      300,000,000
---------------------------------------------------------------------------------
Goldman Sachs Mortgage Corp.
5.44% (f)                                     09/20/99   100,000      100,000,000
---------------------------------------------------------------------------------
Liquid Asset Backed Securities Trust
5.35%(g)                                      11/26/99   246,337      246,336,676
---------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
5.82%(h)                                      08/17/00   357,000      357,000,000
---------------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
5.69%(i)                                      11/01/99   245,000      245,000,000
---------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
5.66%(j)                                      11/22/99   188,000      188,000,000
---------------------------------------------------------------------------------
  Total Note Agreements (Cost $1,735,663,796)                       1,735,663,796
---------------------------------------------------------------------------------

MEDIUM TERM NOTES - 1.14%

Asset Securitization Cooperative Corp.
5.38%(k)                                      02/01/00    35,000       34,992,615
---------------------------------------------------------------------------------
AT&T Corp.
5.27%(l)                                      07/13/00    25,000       24,991,366
---------------------------------------------------------------------------------
SMM Trust 1999-E
5.322%(l)                                     04/05/00    10,750       10,750,000
---------------------------------------------------------------------------------
  Total Medium Term Notes (Cost $70,733,981)                           70,733,981
---------------------------------------------------------------------------------

REVENUE BONDS - 2.30%

Belk, Inc.
5.4%(m)(n)                                    07/01/08    63,200       63,200,000
---------------------------------------------------------------------------------
BMC Special Care Facilities
5.3%(m)(n)                                    11/15/29    20,000       20,000,000
---------------------------------------------------------------------------------
Brosis Finance, LLC
5.35%(m)(n)                                   09/01/19    20,000       20,000,000
---------------------------------------------------------------------------------
Connecticut State Housing Financing
Authority
5.35%(m)(n)                                   11/15/16    19,205       19,205,000
---------------------------------------------------------------------------------
Southeastern Retirement Associates, LLC
5.4%(m)(n)                                    08/01/19    20,000       20,000,000
---------------------------------------------------------------------------------
  Total Revenue Bonds (Cost $142,405,000)                             142,405,000
---------------------------------------------------------------------------------

                                                        PAR
                                            MATURITY   (000)       VALUE
TIME DEPOSITS - 16.83%
Amsouth Bank of Birmingham AL Cayman
5.69%                                       09/01/99  $165,000 $  165,000,000
-----------------------------------------------------------------------------
Bank Austria Cayman
5.56%                                       09/01/99   224,000    224,000,000
-----------------------------------------------------------------------------
Chase Bank USA Cayman
5.56%                                       09/01/99   240,000    240,000,000
-----------------------------------------------------------------------------
Credit Suisse First Boston Cayman
5.63%                                       09/01/99    48,871     48,870,824
-----------------------------------------------------------------------------
Norwest Bank, Minnesota Cayman
5.63%                                       09/01/99   165,000    165,000,000
-----------------------------------------------------------------------------
Suntrust Bank Atlanta Cayman
5.63%                                       09/01/99   200,000    200,000,000
-----------------------------------------------------------------------------
  Total Time Deposits (Cost $1,042,870,824)                     1,042,870,824
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS(o) - 6.35%
Bear, Stearns & Co. Inc.
5.51%(p)                                          --   200,000    200,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities, Inc.
5.51%(q)                                          --   150,000    150,000,000
-----------------------------------------------------------------------------
Warburg Dillon Read LLC
5.55%(r)                                    09/01/99    43,378     43,378,483
-----------------------------------------------------------------------------
  Total Repurchase Agreements (Cost $393,378,483)                 393,378,483
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.69%                                     6,361,429,380(s)
-----------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS - (2.69)%                          (166,934,029)
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $6,194,495,351
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/99.
(c) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 08/31/99.
(d) The portfolio may demand prepayment of notes purchased under the Note Purchase Agreement upon seven business days' notice.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(f) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(g) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(h) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(i) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(j) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(k) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/99.
(l) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/99.
(m) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rate shown is in effect on 08/31/99.
(n) Secured by a letter of credit.
(o) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $272,695,821 U.S. Government obligations, 0% to 9.50% due 04/01/01 to 08/01/33 with an aggregate market value at 08/31/99 of $274,569,940.
(q) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $256,125,337 U.S. Government obligations, 6.00% to 7.50% due 05/01/12 to 11/01/28 with an aggregate market value at 08/31/99 of $204,000,000.
(r) Joint repurchase agreement entered into 08/31/99 with a maturing value of $100,015,417. Collateralized by $102,040,000 U.S. Government obligations, 0% to 6.73% due 11/02/99 to 06/22/09 with an aggregate market value at 08/31/99 of $102,002,704.
(s) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999

ASSETS:

Investments, at value (amortized cost)                    $6,361,429,380
------------------------------------------------------------------------
Interest receivable                                           13,446,695
------------------------------------------------------------------------
Investment for deferred compensation plan                         68,320
------------------------------------------------------------------------
Other assets                                                   1,066,900
------------------------------------------------------------------------
  Total assets                                             6,376,011,295
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       149,327,120
------------------------------------------------------------------------
 Dividends                                                    31,089,809
------------------------------------------------------------------------
 Deferred compensation                                            68,320
------------------------------------------------------------------------
Accrued administrative services fees                              17,721
------------------------------------------------------------------------
Accrued advisory fees                                            355,513
------------------------------------------------------------------------
Accrued distribution fees                                        209,284
------------------------------------------------------------------------
Accrued transfer agent fees                                       84,825
------------------------------------------------------------------------
Accrued operating expenses                                       363,352
------------------------------------------------------------------------
  Total liabilities                                          181,515,944
------------------------------------------------------------------------
NET ASSETS                                                $6,194,495,351
========================================================================

NET ASSETS:

Institutional Class                                       $4,541,935,494
========================================================================
Private Investment Class                                  $  266,030,885
========================================================================
Personal Investment Class                                 $      993,991
========================================================================
Cash Management Class                                     $1,078,777,407
========================================================================
Resource Class                                            $  306,757,574
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        4,541,904,502
========================================================================
Private Investment Class                                     266,032,341
========================================================================
Personal Investment Class                                        993,991
========================================================================
Cash Management Class                                      1,078,751,891
========================================================================
Resource Class                                               306,769,839
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1999

INVESTMENT INCOME:

Interest income                                        $333,976,773
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                             9,813,465
-------------------------------------------------------------------
Custodian fees                                              290,863
-------------------------------------------------------------------
Administrative services fees                                155,139
-------------------------------------------------------------------
Distribution fees (Note 2)                                2,195,209
-------------------------------------------------------------------
Directors' fees and expenses                                 52,725
-------------------------------------------------------------------
Transfer agent fees                                         720,090
-------------------------------------------------------------------
Other                                                       788,169
-------------------------------------------------------------------
  Total expenses                                         14,015,660
-------------------------------------------------------------------
Less: Fee waivers                                        (6,804,321)
-------------------------------------------------------------------
  Net expenses                                            7,211,339
-------------------------------------------------------------------
Net investment income                                   326,765,434
-------------------------------------------------------------------
Net realized gain on sales of investments                   672,252
-------------------------------------------------------------------
Net increase in net assets resulting from operations   $327,437,686
===================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended August 31, 1999 and 1998

                                                                1999            1998
                                                          --------------  --------------
OPERATIONS:

 Net investment income                                    $  326,765,434  $  231,962,632
----------------------------------------------------------------------------------------
 Net realized gain on sales of investments                       672,252         750,940
----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations       327,437,686     232,713,572
----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Institutional Class                                       (264,791,600)   (207,681,074)
----------------------------------------------------------------------------------------
  Private Investment Class                                    (9,376,339)     (3,506,724)
----------------------------------------------------------------------------------------
  Personal Class                                                  (3,765)             --
----------------------------------------------------------------------------------------
  Cash Management Class                                      (46,551,990)    (16,114,306)
----------------------------------------------------------------------------------------
  Resource Class                                              (6,041,740)     (4,660,528)
----------------------------------------------------------------------------------------
Capital stock transactions -- net (See Note 4)             2,284,209,435    (113,347,634)
----------------------------------------------------------------------------------------
  Net increase (decrease) in net assets                    2,284,881,687    (112,596,694)
----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                      3,909,613,664   4,022,210,358
----------------------------------------------------------------------------------------
  End of period                                           $6,194,495,351  $3,909,613,664
========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $6,194,452,564  $3,910,243,129
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities                                         42,787        (629,465)
----------------------------------------------------------------------------------------
                                                          $6,194,495,351  $3,909,613,664
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1999

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares:
the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio") with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Cash Management Class, the Private Investment Class, the Personal Investment Class, the Reserve Class, and the Resource Class. Sales of the Reserve Class have not yet commenced. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the year ended August 31, 1999, AIM waived fees of $6,215,196.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended August 31, 1999, AIM was paid $155,139 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Service, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended August 31, 1999, AFS was paid $720,090 for such services.

   Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private
Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash
Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1999, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $600,673, $407, $753,887, and $251,117, respectively, as compensation under the Plan. FMC waived fees of $589,125 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC and AFS.
   During the year ended August 31, 1999, the Fund paid legal fees of $15,490 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1999 and 1998 were as follows:

                                        1999                                1998
                         -----------------------------------  ---------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                         ----------------  -----------------  ---------------  ----------------
Sold:
  Institutional Class               153,902,899,999  $ 153,902,899,999   93,828,246,640  $ 93,828,246,640
---------------------------------------------------------------------------------------------------------
  Private Investment Class            4,203,510,271      4,203,510,271      427,983,177       427,983,177
---------------------------------------------------------------------------------------------------------
  Personal Investment Class*              1,117,987          1,117,987               --                --
---------------------------------------------------------------------------------------------------------
  Cash Management Class              14,321,528,231     14,321,528,231    4,263,088,877     4,263,088,877
---------------------------------------------------------------------------------------------------------
  Resource Class**                    2,669,302,439      2,669,302,439    1,649,842,930     1,649,842,930
---------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Institutional Class                    32,251,894         32,251,894       38,210,037        38,210,037
---------------------------------------------------------------------------------------------------------
  Private Investment Class                3,157,926          3,157,926        3,283,004         3,283,004
---------------------------------------------------------------------------------------------------------
  Personal Investment Class*                    255                255               --                --
---------------------------------------------------------------------------------------------------------
  Cash Management Class                  34,021,495         34,021,495       10,309,246        10,309,246
---------------------------------------------------------------------------------------------------------
  Resource Class**                        5,318,298          5,318,298        4,593,118         4,593,118
---------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class              (152,491,320,126)  (152,491,320,126) (94,557,041,875)  (94,557,041,875)
---------------------------------------------------------------------------------------------------------
  Private Investment Class           (4,010,706,089)    (4,010,706,089)    (432,076,106)     (432,076,106)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class*               (124,251)          (124,251)              --                --
---------------------------------------------------------------------------------------------------------
  Cash Management Class             (13,932,834,793)   (13,932,834,793)  (3,700,876,338)   (3,700,876,338)
---------------------------------------------------------------------------------------------------------
  Resource Class**                   (2,453,914,101)    (2,453,914,101)  (1,648,910,344)   (1,648,910,344)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)               2,284,209,435  $   2,284,209,435     (113,347,634) $   (113,347,634)
=========================================================================================================

 * The Personal Investment Class commenced sales on June 22, 1999. ** The MSTC Cash Reserve Class was renamed to the Resource Class on
    October 1, 1998.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period January 17, 1996 (date sales commenced for the Cash Management Class) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period January 17, 1996 (date sales commenced for the Cash Management Class) through August 31, 1996, in conformity with generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Cash Management Class capital stock outstanding for each of the years in the three year period ended August 31, 1999 and the period January 17, 1996 (date sales commenced) through August 31, 1996.

                                                             1999          1998     1997     1996
                                                          ----------     --------  -------  -------
Net asset value, beginning of period                      $     1.00     $   1.00  $  1.00  $  1.00
-------------------------------------------------------   ----------     --------  -------  -------
Income from investment operations:
  Net investment income                                         0.05         0.06     0.05     0.03
-------------------------------------------------------   ----------     --------  -------  -------
Less distributions:
  Dividends from net investment income                         (0.05)       (0.06)   (0.05)   (0.03)
-------------------------------------------------------   ----------     --------  -------  -------
Net asset value, end of period                            $     1.00     $   1.00  $  1.00  $  1.00
=======================================================   ==========     ========  =======  =======
Total return                                                    5.09%        5.66%    5.50%    3.32%
=======================================================   ==========     ========  =======  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $1,078,777     $655,975  $83,487  $53,209
=======================================================   ==========     ========  =======  =======
Ratio of expenses to average net assets(a)                      0.17%(b)     0.16%    0.15%    0.10%(c)
=======================================================   ==========     ========  =======  =======
Ratio of net investment income to average net assets(d)         4.94%(b)     5.51%    5.38%    5.27%(c)
=======================================================   ==========     ========  =======  =======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.28%, 0.28%, 0.28% and 0.34% (annualized) for the periods 1999-1996, respectively.
(b) Ratios based on average net assets of $942,340,346.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.83%, 5.39%, 5.25% and 5.03% (annualized) for the periods 1999-1996, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Institutional Class capital stock outstanding for each of the years in the five-year period ended August 31, 1999.

                            1999           1998        1997        1996        1995
                         ----------     ----------  ----------  ----------  ----------
Net asset value,
 beginning of period     $     1.00     $     1.00  $     1.00  $     1.00  $     1.00
-----------------------  ----------     ----------  ----------  ----------  ----------
Income from investment
 operations:
  Net investment income        0.05           0.06        0.05        0.06        0.06
-----------------------  ----------     ----------  ----------  ----------  ----------
Less distributions:
  Dividends from net
   investment income          (0.05)         (0.06)      (0.05)      (0.06)      (0.06)
-----------------------  ----------     ----------  ----------  ----------  ----------
Net asset value, end of
 period                  $     1.00     $     1.00  $     1.00  $     1.00  $     1.00
=======================  ==========     ==========  ==========  ==========  ==========
Total return                   5.17%          5.74%       5.58%       5.68%       5.83%
=======================  ==========     ==========  ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $4,541,935     $3,097,539  $3,787,357  $1,988,755  $1,287,463
=======================  ==========     ==========  ==========  ==========  ==========
Ratio of expenses to
 average net assets(a)         0.09%(b)       0.08%       0.06%       0.03%       0.11%
=======================  ==========     ==========  ==========  ==========  ==========
Ratio of net investment
 income to average net
 assets(c)                     5.02%(b)       5.59%       5.46%       5.52%       5.69%
=======================  ==========     ==========  ==========  ==========  ==========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.18%, 0.18%, 0.18%, 0.18% and 0.18% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $5,274,113,513.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.92%, 5.49%, 5.34%, 5.37% and 5.62% for the periods 1999-1995, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period June 22, 1999 (date sales commenced for the Personal Investment Class) through August 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period June 22, 1999 (date sales commenced for the Personal Investment Class) through August 31, 1999, in conformity with generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Personal Investment Class capital stock outstanding during the period June 22, 1999 (date sales commenced) through August 31, 1999.

                                                         1999
                                                         -----
Net asset value, beginning of period                     $1.00
-------------------------------------------------------  -----
Income from investment operations:
  Net investment income                                   0.01
-------------------------------------------------------  -----
Less distributions:
  Dividends from net investment income                   (0.01)
-------------------------------------------------------  -----
Net asset value, end of period                           $1.00
=======================================================  =====
Total return(a)                                           1.15%
=======================================================  =====
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $ 994
=======================================================  =====
Ratio of expenses to average net assets(b)                0.59%(c)
=======================================================  =====
Ratio of net investment income to average net assets(d)   4.52%(c)
=======================================================  =====

(a) Not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.93% (annualized).
(c) Ratios are annualized and based on average net assets of $418,310.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.17% (annualized).

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period February 16, 1996 (date sales commenced for the Private Investment Class) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period February 16, 1996 (date sales commenced for the Private Investment Class) through August 31, 1996, in conformity with generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding for each of the years in the three-year period ended August 31, 1999 and the period February 16, 1996 (date sales commenced) through August 31, 1996.

                                      1999        1998     1997     1996
                                    --------     -------  -------  -------
Net asset value, beginning of
 period                             $   1.00     $  1.00  $  1.00  $  1.00
----------------------------------  --------     -------  -------  -------
Income from investment operations:
  Net investment income                 0.05        0.05     0.05     0.03
----------------------------------  --------     -------  -------  -------
Less distributions:
  Dividends from net investment
   income                              (0.05)      (0.05)   (0.05)   (0.03)
----------------------------------  --------     -------  -------  -------
Net asset value, end of period      $   1.00     $  1.00  $  1.00  $  1.00
==================================  ========     =======  =======  =======
Total return                            4.85%       5.43%    5.27%    2.74%
==================================  ========     =======  =======  =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                           $266,031     $70,058  $70,856  $44,981
==================================  ========     =======  =======  =======
Ratio of expenses to average net
 assets(a)                              0.39%(b)    0.38%    0.36%    0.32%(c)
==================================  ========     =======  =======  =======
Ratio of net investment income to
 average net assets(d)                  4.72%(b)    5.29%    5.16%    5.04%(c)
==================================  ========     =======  =======  =======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.68%, 0.68%, 0.68% and 0.69% (annualized) for the periods 1999-1996, respectively.
(b) Ratios based on average net assets of $200,227,919.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.42%, 4.99%, 4.84% and 4.67% (annualized) for the periods 1999-1996, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period then ended and the period September 23, 1996 (date sales commenced for the Resource Class) through August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended and financial highlights for each of the two years in the period then ended and the period September 23, 1996 (date sales commenced for the Resource Class) through August 31, 1997, in conformity with generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Resource Class capital stock outstanding for each of the years in the two-year period ended August 31, 1999 and the period September 23, 1996 (date sales commenced) through August 31, 1997.

                                              1999        1998     1997
                                            --------     -------  -------
Net asset value, beginning of period        $   1.00     $  1.00  $  1.00
------------------------------------------  --------     -------  -------
Income from investment operations:
  Net investment income                         0.05        0.05     0.05
------------------------------------------  --------     -------  -------
Less distributions:
  Dividends from net investment income         (0.05)      (0.05)   (0.05)
------------------------------------------  --------     -------  -------
Net asset value, end of period              $   1.00     $  1.00  $  1.00
==========================================  ========     =======  =======
Total return                                    4.96%       5.53%    5.04%
==========================================  ========     =======  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $306,758     $86,041  $80,510
==========================================  ========     =======  =======
Ratio of expenses to average net assets(a)      0.29%(b)    0.28%    0.27%(c)
==========================================  ========     =======  =======
Ratio of net investment income to average
 net assets(d)                                  4.82%(b)    5.40%    5.34%(c)
==========================================  ========     =======  =======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.38%, 0.38% and 0.39% (annualized) for the periods 1999-1997, respectively.
(b) Ratios based on average net assets of $125,571,582.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.72%, 5.30% and 5.22% (annualized) for the periods 1999-1997, respectively.

[AIM LOGO]


CASH MANAGEMENT CLASS

PRIME PORTFOLIO
                                                PROSPECTUS
                                                DECEMBER 17, 1999



Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS
                                                              Page

Investment Objective and Strategies........................... 3

Principal Risks of Investing in the Fund...................... 3

Performance Information......................................  5
     Annual Total Returns....................................  5
     Performance Table.......................................  6

Fee Table and Expense Example................................  7
     Fee Table...............................................  7
     Expense Example.........................................  7

Fund Management..............................................  8
     The Advisor.............................................  8
     Advisor Compensation....................................  8

Other Information............................................  9
     Suitability for Investors...............................  9
     Dividends and Distributions.............................  9

Financial Highlights......................................... 10

Shareholder Information...................................... 11
     Distribution and Service (12b-1) Fees................... 11
     Purchasing Shares....................................... 11
     Redeeming Shares........................................ 11
     Pricing of Shares....................................... 12
     Taxes................................................... 13

Obtaining Additional Information.................Back Cover Page



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Cash Management Class shares from year to year. The Cash Management Class shares are not subject to sales loads.

Cash Management Class

[Bar Chart Appears Here]

Year      Return (%)
1995        5.95%
1996        5.39%
1997        5.54%
1998        5.51%

The Cash Management Class shares' year-to-date total return as of September 30, 1999 was 3.71%.

During the periods shown in the bar chart, the highest quarterly return was 1.49% (quarter ended June 30, 1995) and the lowest quarterly return was 1.29% (quarter ended December 31, 1998).

PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.

----------------------------------------------------------------------------------------------
       Average Annual Total Returns
 (for the periods ended December 31, 1998)
                                                                           Since     Inception
                                             1 Year   5 Years  10 Years  Inception     Date
----------------------------------------------------------------------------------------------
Cash Management Class                          5.51%       --        --       5.52%   06/30/94
----------------------------------------------------------------------------------------------


Cash Management Class shares' seven-day yield on December 31, 1998 was 5.08%. For the current seven-day yield, call (800) 877-7745.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:



                                                           Cash Management Class
                                                           ---------------------
Shareholder Fees (fees paid directly from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)                            None

  Maximum Deferred Sales Charge (Load)
    (as a percentage of original purchase price
    or redemption proceeds, whichever is less)                     None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  Management Fees                                                  0.06%
  Distribution and/or Service (12b-1) Fees                         0.10
  Other Expenses                                                   0.03
  Total Annual Fund Operating Expenses                             0.19
  Fee Waiver(1)                                                    0.02
  Net Expenses                                                     0.17
----------------

(1) The distributor has contractually agreed to waive 0.02% of the Rule 12b-1 distribution plan fee.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------

Cash Management Class   $19        $61       $107       $243


FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                          Cash Management Class
                                                          --------------------------------------------------
                                                                           Year Ended August 31,

                                                             1999       1998      1997      1996      1995
                                                          ----------  --------  --------  --------  --------
Net asset value, beginning of period                         $1.00      $1.00     $1.00     $1.00     $1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.05       0.05      0.05      0.05      0.06
------------------------------------------------------------------------------------------------------------
  Less distributions:
    Dividends from net investment income                     (0.05)     (0.05)    (0.05)    (0.05)    (0.06)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00      $1.00     $1.00     $1.00     $1.00
------------------------------------------------------------------------------------------------------------
Total return                                                  5.07%      5.62%     5.45%     5.55%     5.71%
------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $1,253,799  $862,207  $767,304  $507,247  $194,479
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (a)                 0.17%(b)   0.17%      0.17%     0.17%     0.17%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (c)    4.94%(b)   5.48%      5.33%     5.38%     5.69%
------------------------------------------------------------------------------------------------------------

(a) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.19%, 0.19%, 0.19%, 0.19%, and 0.32% for the periods 1999-1995, respectively.
(b) Ratio based on average net assets of $1,168,802,213.
(c) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.92%, 5.46%, 5.31%, 5.36% and 5.54% for the periods 1999-1995, respectively.

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. An investor must open a fund account through an institution in accordance with procedures established by such institution. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.

You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 877-7745, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income [or long-term capital gains] for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. [Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long shares are held.] Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

[Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.]

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:          A I M Fund Services, Inc.
                  P.O. Box 4497
                  Houston, TX 77210-4497

BY TELEPHONE:     (800) 877-7745

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.



Prime Portfolio
SEC 1940 Act file number:  811-7892

                                Back Cover Page

[AIM LOGO]


INSTITUTIONAL CLASS

PRIME PORTFOLIO
                                                PROSPECTUS
                                                DECEMBER 17, 1999



Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                                                            Page
Investment Objective and Strategies.......................................   3

Principal Risks of Investing in the Fund..................................   3

Performance Information...................................................   5
  Annual Total Returns....................................................   5
  Performance Table.......................................................   6

Fee Table and Expense Example.............................................   7
  Fee Table...............................................................   7
  Expense Example.........................................................   7

Fund Management...........................................................   8
  The Advisor.............................................................   8
  Advisor Compensation....................................................   8

Other Information.........................................................   9
  Suitability for Investors...............................................   9
  Dividends and Distributions.............................................   9

Financial Highlights......................................................  10

Shareholder Information...................................................  11
  Purchasing Shares.......................................................  11
  Redeeming Shares........................................................  11
  Pricing of Shares.......................................................  12
  Taxes...................................................................  13
Obtaining Additional Information.............................  Back Cover Page


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its net assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Institutional Class shares from year to year. The Institutional Class shares are not subject to sales loads.

[GRAPH APPEARS HERE]

                              INSTITUTIONAL CLASS

Year     Return (%)

1989       9.54%
1990       8.48%
1991       6.13%
1992       3.74%
1993       3.16%
1994       4.32%
1995       6.04%
1996       5.48%
1997       5.63%
1998       5.59%


The Institutional Class shares' year-to-date total return as of September 30, 1999 was 3.77%.

During the periods shown in the bar chart, the highest quarterly return was 2.45% (quarter ended June 30, 1989) and the lowest quarterly return was 0.76% (quarter ended June 30,1993).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

======================================================================================================
       Average Annual Total Returns
(for the periods ended December 31, 1998)                                        Since      Inception
                                               1 Year    5 Years    10 Years    Inception      Date
------------------------------------------------------------------------------------------------------
Institutional Class                              5.59%      5.41%       5.79%        7.72%    11/10/80
======================================================================================================


Institutional Class shares' seven-day yield on December 31, 1998 was 5.16%. For the current seven-day yield of Institutional Class shares, call (800) 659-1005.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                             Institutional Class
                                                             -------------------
Shareholder Fees (fees paid directly from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)                                None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of original purchase price
    or redemption proceeds, whichever is less)                         None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  Management Fees                                                      0.06%
  Distribution and/or Service (12b-1) Fees                             None
  Other Expenses                                                       0.03
  Total Annual Fund Operating Expenses                                 0.09
--------------------

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years    5 Years     10 Years
                       ------    -------    -------     --------

Institutional Class      $9        $29      $51         $115

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserve in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                    Institutional Class
                                                           ----------------------------------------------------------------------
                                                                                    Year Ended August 31,
                                                              1999            1998          1997           1996            1995
                                                           ----------     ----------     ----------     ---------      ----------
Net asset value, beginning of period                       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------     ----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05           0.06           0.05           0.05           0.06
------------------------------------------------------     ----------------------------------------------------------------------
  Less distributions:
    Dividends from net investment income                        (0.05)         (0.06)         (0.05)         (0.05)         (0.06)
------------------------------------------------------     ----------------------------------------------------------------------
Net asset value, end of period                             $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------     ----------------------------------------------------------------------
Total return                                                     5.04%          5.71%          5.54%          5.64%          5.80%
------------------------------------------------------     ----------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $6,210,056     $5,843,813     $5,593,043     $5,264,601     $3,752,693
------------------------------------------------------     ----------------------------------------------------------------------
Ratio of expenses to average net assets(a)                       0.09%(a)       0.09%          0.09%          0.09%          0.09%
======================================================     ======================================================================
Ratio of net investment income (loss) to average
 net assets                                                      5.02%(a)       5.56%          5.40%          5.48%          5.64%
======================================================     ======================================================================
---------------
(a) Ratios based on average net assets of $7,248,383,889.


SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from Fund Management Company (the distributor). Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Institutional Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Institutional Class will be sent to you.

You may place an order for the purchase of shares of the Institutional Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Institutional Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Institutional Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income [or long-term capital gains] for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. [Different tax rates apply to ordinary income and long-term capital gain distributions regardless of how long shares are held.] Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

[Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.]

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 4497
                 Houston, TX 77210-4497

BY TELEPHONE:    (800) 659-1005

BY E-MAIL:       general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


Prime Portfolio
SEC 1940 Act file number: 811-7892


                                Back Cover Page

[AIM LOGO]


PERSONAL INVESTMENT CLASS

PRIME PORTFOLIO
                                                PROSPECTUS
                                                DECEMBER 17, 1999



Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                                                            PAGE
Investment Objective and Strategies........................................  3

Principal Risks of Investing in the Fund...................................  3

Performance Information....................................................  5
    Annual Total Returns...................................................  5
    Performance Table......................................................  6

Fee Table and Expense Example..............................................  7
    Fee Table..............................................................  7
    Expense Example........................................................  7

Fund Management............................................................  8
    The Advisor............................................................  8
    Advisor Compensation...................................................  8

Other Information..........................................................  9
    Suitability for Investors..............................................  9
    Dividends and Distributions............................................  9

Financial Highlights....................................................... 10

Shareholder Information.................................................... 11
    Distribution and Service (12b-1) Fees.................................. 11
    Purchasing Shares...................................................... 11
    Redeeming Shares....................................................... 11
    Pricing of Shares...................................................... 12
    Taxes.................................................................. 13

Obtaining Additional Information.............................. Back Cover Page

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

The fund generally will maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Personal Investment Class shares from year to year. The Personal Investment Class shares are not subject to sales loads.


                           PERSONAL INVESTMENT CLASS
                             [GRAPH APPEARS HERE]


                       Year                  Return (%)
                       ----                  ----------
                       1992                     3.32%
                       1993                     2.68%
                       1994                     3.80%
                       1995                     5.51%
                       1996                     4.95%
                       1997                     5.10%
                       1998                     5.07%

The Personal Investment Class shares' year-to-date total return as of September 30, 1999 was 3.39%.

During the periods shown in the bar chart, the highest quarterly return was 1.38% (quarter ended June 30, 1995) and the lowest quarterly return was 0.65% (quarter ended June 30, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.

=====================================================================================================
        Average Annual Total Returns
 (for the periods ended December 31, 1998)
                                                                                 Since      Inception
                                               1 Year    5 Years    10 Years   Inception      Date
-----------------------------------------------------------------------------------------------------
Personal Investment Class                       5.07%     4.89%         --       4.36%       08/20/91
=====================================================================================================

Personal Investment Class shares' seven-day yield on December 31, 1998 was 4.66%. For the current seven-day yield, call (800) 877-4744.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                      Personal Investment Class
                                                                      -------------------------
Shareholder Fees (fees paid directly from your investment)

    Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)                                       None
    Maximum Deferred Sales Charge (Load)
      (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                               None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

    Management Fees                                                             0.06%
    Distribution and/or Service (12b-1) Fees                                    0.75
    Other Expenses                                                              0.03
    Total Annual Fund Operating Expenses                                        0.84
    Fee Waiver(1)                                                               0.25
    Net Expenses                                                                0.59

--------------------
(1) The distributor has contractually agreed to waive 0.25% of the Rule 12b-1 distribution plan fee.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year    3 Years    5 Years     10 Years
                                 ------    -------    -------     --------

Personal Investment Class          $86       $268      $466        $1,037

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Personal Investment Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                              Personal Investment Class
                                                             ---------------------------------------------------------------
                                                                                Year Ended August 31,
                                                                 1999          1998          1997         1996        1995
                                                             ---------------------------------------------------------------
Net asset value, beginning of period                            $1.00         $1.00         $1.00        $1.00       $1.00
--------------------------------------------------------     ---------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05          0.05          0.05         0.05        0.05
--------------------------------------------------------     ---------------------------------------------------------------
Less distributions:
    Dividends from net investment income                        (0.05)        (0.05)        (0.05)       (0.05)      (0.05)
--------------------------------------------------------     ---------------------------------------------------------------
Net asset value, end of period                                  $1.00         $1.00         $1.00        $1.00       $1.00
--------------------------------------------------------     ---------------------------------------------------------------
Total return                                                     4.63%         5.18%         5.01%        5.11%       5.27%
--------------------------------------------------------     ---------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $87,754      $140,087       $97,215     $112,645     $99,630
--------------------------------------------------------     ---------------------------------------------------------------
Ratio of expenses to average net assets (a)                      0.59%(b)      0.59%         0.59%        0.59%       0.59%
========================================================     ===============================================================
Ratio of net investment income to average net assets (c)         4.52%(b)      5.06%         4.89%        4.99%       5.23%
========================================================     ===============================================================

(a) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.84%, 0.84%, 0.84%, 0.89%, and 0.86% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $151,714,818.
(c) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.27%, 4.81%, 4.64%, 4.69%, and 4.96% for the periods 1999-1995, respectively.

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Personal Investment Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.

You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

Taxes

Dividends and distributions received are taxable as ordinary income [or long-term capital gains] for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. [Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long shares are held.] Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

[Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.]

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]


OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:           A I M Fund Services, Inc.
                   P. O. Box 4497
                   Houston, TX 77210-4497

BY TELEPHONE:      (800) 877-4744

BY E-MAIL:         general@aimfunds.com

ON THE INTERNET:   http://www.aimfunds.com (prospectuses and annual and
                   semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


Prime Portfolio
SEC 1940 Act file number:  811-7892

                               [Back Cover Page]

[AIM LOGO]


PRIVATE INVESTMENT CLASS

PRIME PORTFOLIO
                                                PROSPECTUS
                                                DECEMBER 17, 1999



Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS


                                                                            Page
Investment Objective and Strategies.........................................   3

Principal Risks of Investing in the Fund....................................   3

Performance Information.....................................................   5
     Annual Total Returns...................................................   5
     Performance Table......................................................   6

Fee Table and Expense Example...............................................   7
     Fee Table..............................................................   7
     Expense Example........................................................   7

Fund Management.............................................................   8
     The Advisor............................................................   8
     Advisor Compensation...................................................   8

Other Information...........................................................   9
     Suitability for Investors..............................................   9
     Dividends and Distributions............................................   9

Financial Highlights........................................................  10

Shareholder Information.....................................................  11
     Distribution and Service (12b-1) Fees..................................  11
     Purchasing Shares......................................................  11
     Redeeming Shares.......................................................  11
     Pricing of Shares......................................................  12
     Taxes..................................................................  13

Obtaining Additional Information...............................  Back Cover Page




The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Private Investment Class shares from year to year. The Private Investment Class shares are not subject to sales loads.

                           PRIVATE INVESTMENT CLASS

                             [Graph Appears Here]

                         Year              Return (%)
                        ------            ------------
                         1994                4.01%
                         1995                5.72%
                         1996                5.16%
                         1997                5.31%
                         1998                5.28%


The Private Investment Class shares' year-to-date total return as of September 30, 1999 was 3.54%.

During the periods shown in the bar chart, the highest quarterly return was 1.43% (quarter ended June 30, 1995) and the lowest quarterly return was 0.73% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

      Average Annual Total Returns
(for the periods ended December 31, 1998)
                                                                            Since     Inception
                                             1 Year   5 Years   10 Years  Inception     Date
-----------------------------------------------------------------------------------------------
Private Investment Class                     5.28%     5.10%       --       4.91%     07/08/93
-----------------------------------------------------------------------------------------------

Private Investment Class shares' seven-day yield on December 31, 1998 was 4.86%. For the current seven-day yield, call (800) 877-7748.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                        Private Investment Class
                                                        ------------------------
Shareholder Fees (fees paid directly from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)                           None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of original purchase price
    or redemption proceeds, whichever is less)                    None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  Management Fees                                                 0.06%
  Distribution and/or Service (12b-1) Fees                        0.50
  Other Expenses                                                  0.03
  Total Annual Fund Operating Expenses                            0.59
  Fee Waiver(1)                                                   0.20
  Net Expenses                                                    0.39
----------------
(1)The distributor has contractually agreed to waive 0.20% of the Rule 12b-1 distribution plan fee.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year    3 Years   5 Years   10 Years
                          ------    -------   -------   --------

Private Investment Class   $60       $189      $329       $738

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                Private Investment Class
                                                               -----------------------------------------------------------
                                                                                 Year Ended August 31,
                                                                   1999        1998         1997        1996        1995
                                                               -----------  ----------  -----------  ----------  ----------
Net asset value, beginning of period                               $1.00       $1.00        $1.00       $1.00       $1.00
-------------------------------------------------------------  -----------  ----------  -----------  ----------  ----------
Income from investment operations:
  Net investment income                                             0.05        0.05         0.05        0.05        0.05
-------------------------------------------------------------  -----------  ----------  -----------  ----------  ----------
Less distributions
  Dividends from net investment income                             (0.05)      (0.05)       (0.05)      (0.05)      (0.05)
-------------------------------------------------------------  -----------  ----------  -----------  ----------  ----------
Net asset value, end of period                                     $1.00       $1.00        $1.00       $1.00       $1.00
-------------------------------------------------------------  -----------  ----------  -----------  ----------  ----------
Total return                                                        4.72%       5.39%        5.21%       5.32%       5.48%
-------------------------------------------------------------  -----------  ----------  -----------  ----------  ----------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $384,894    $294,811    $ 235,447    $209,443    $154,278
-------------------------------------------------------------  -----------  ----------  -----------  ----------  ----------
Ratio of expenses to average net assets (a)                     0.39% (b)       0.39%        0.39%       0.39%       0.39%
-------------------------------------------------------------  -----------  ----------  -----------  ----------  ----------
Ratio of net investment income to average net assets (c)        4.72% (b)       5.26%        5.10%       5.20%       5.50%
-------------------------------------------------------------  -----------  ----------  -----------  ----------  ----------

(a) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.59%, 0.59%, 0.59%, 0.59% and 0.60% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $385,143,051.
(c) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.52%, 5.06%, 4.90%, 5.00% and 5.29% for the periods 1999-1995, respectively.

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Private Investment Class is $10 thousand. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.

You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income [or long-term capital gains] for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. [Different tax rates apply to ordinary income and long-term capital gain, distributions regardless of how long shares are held.] Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

[Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.]

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 4497
                  Houston, TX 77210-4497

BY TELEPHONE:     (800) 877-7748

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


Prime Portfolio
SEC 1940 Act file number:  811-7892


                                Back Cover Page

[AIM LOGO]


RESERVE CLASS

PRIME PORTFOLIO
                                                PROSPECTUS
                                                DECEMBER 17, 1999



Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                                                            Page

Investment Objective and Strategies.......................................     3

Principal Risks of Investing in the Fund..................................     3

Performance Information...................................................     5
     Annual Total Returns.................................................     5
     Performance Table....................................................     6

Fee Table and Expense Example.............................................     7
     Fee Table............................................................     7
     Expense Example......................................................     7

Fund Management...........................................................     8
     The Advisor..........................................................     8
     Advisor Compensation.................................................     8

Other Information.........................................................     9
     Suitability for Investors............................................     9
     Dividends and Distributions..........................................     9

Financial Highlights......................................................    10

Shareholder Information...................................................    11
     Distribution and Service (12b-1) Fees................................    11
     Purchasing Shares....................................................    11
     Redeeming Shares.....................................................    11
     Pricing of Shares....................................................    12
     Taxes................................................................    13
Obtaining Additional Information ................................Back Cover Page




The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Institutional Class shares from year to year. The Institutional Class shares are not subject to sales loads.


[GRAPH APPEARS HERE]

                              INSTITUTIONAL CLASS

Year     Return (%)

1989       9.54%
1990       8.48%
1991       6.13%
1992       3.74%
1993       3.16%
1994       4.32%
1995       6.04%
1996       5.48%
1997       5.63%
1998       5.59%

The returns are those of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, but would be lower to the extent that the classes have different expenses.

The Institutional Class shares' year-to-date total return as of September 30, 1999 was 3.77%.

During the periods shown in the bar chart, Institutional Class' highest quarterly return was 2.45% (quarter ended June 30, 1989) and the lowest quarterly return was 0.76% (quarter ended June 30, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

======================================================================================================
        Average Annual Total Returns
 (for the periods ended December 31, 1998)
                                                                                  Since      Inception
                                               1 Year    5 Years    10 Years    Inception      Date
------------------------------------------------------------------------------------------------------
Institutional Class                            5.59%      5.41%       5.79%        7.72%    11/10/80
------------------------------------------------------------------------------------------------------
Reserve Class                                    --         --          --           --     01/04/99
======================================================================================================


For the current seven-day yield of Reserve Class shares, call (800) 417-8837.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                             Reserve Class
                                                             -------------
Shareholder Fees (fees paid directly from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)                           None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of original purchase price
    or redemption proceeds, whichever is less)                    None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

  Management Fees                                                 0.06%
  Distribution and/or Service (12b-1) Fees                        1.00
  Other Expenses                                                  0.03
  Total Annual Fund Operating Expenses                            1.09
  Fee Waiver(1)                                                   0.20
  Net Expenses                                                    0.89
------------
(1) The distributor has contractually agreed to waive 0.20% of the Rule 12b-1 distribution plan fee.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year    3 Years    5 Years     10 Years
                           ------    -------    -------     --------
Reserve Class               $111      $347        $601       $1,329

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                             Reserve Class
                                                          -------------------
                                                             For the Period
                                                               January 4,
                                                                 through
                                                               August 31,
                                                                  1999
                                                          -------------------
Net asset value, beginning of period                           $   1.00
-------------------------------------------------------   -------------------
Income from investment operations:
  Net investment income                                            0.03
-------------------------------------------------------   -------------------
  Less distributions:
    Dividends from net investment income                          (0.03)
-------------------------------------------------------   -------------------
Net asset value, end of period                                 $   1.00
-------------------------------------------------------   -------------------
Total return (a)                                                   4.21%
-------------------------------------------------------   -------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $121,783
-------------------------------------------------------   -------------------
Ratio of expenses to average net assets (b)                        0.89%(c)
-------------------------------------------------------   -------------------
Ratio of net investment income to average net assets (d)           4.22%(c)
-------------------------------------------------------   -------------------

(a) No annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.09% (annualized).
(c) Ratios are annualized and based on average net assets of $42,559,418
(d) After fee waivers and/or expense reimbursements. Ratio of net investment to average net assets prior to fee waivers and/or expense reimbursement was 4.02% (annualized).

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Reserve Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Reserve Class will be sent to you.

You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income [or long-term capital gains] for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. [Different tax rates apply to ordinary income and long-term capital gain, distributions regardless of how long shares are held.] Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

[Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.]

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 4497
                 Houston, TX 77210-4497

BY TELEPHONE:    (800) 417-8837

BY E-MAIL:       general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


Prime Portfolio
SEC 1940 Act file number:  811-7892


                                Back Cover Page

[AIM LOGO]

RESOURCE CLASS

PRIME PORTFOLIO

                                                               PROSPECTUS
                                                               DECEMBER 17, 1999



Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                                                       Page
Investment Objective and Strategies.............................         3

Principal Risks of Investing in the Fund........................         3

Performance Information.........................................         5
     Annual Total Returns.......................................         5
     Performance Table..........................................         6

Fee Table and Expense Example...................................         7
     Fee Table..................................................         7
     Expense Example............................................         7

Fund Management.................................................         8
     The Advisor................................................         8
     Advisor Compensation.......................................         8

Other Information...............................................         9
     Suitability for Investors..................................         9
     Dividends and Distributions................................         9

Financial Highlights............................................        10

Shareholder Information.........................................        11
     Distribution and Service (12b-1) Fees......................        11
     Purchasing Shares..........................................        11
     Redeeming Shares...........................................        11
     Pricing of Shares..........................................        12
     Taxes......................................................        13

Obtaining Additional Information................................ Back Cover Page


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com,
La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

The fund attempts to meet this objective by investing only in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the Resource Class shares from year to year. The Resource Class shares are not subject to sales loads.

                                RESOURCE CLASS

                             [GRAPH APPEARS HERE]

YEAR    RETURN (%)
1997       5.46%
1998       5.43%

The Resource Class shares' year-to-date total return as of September 30, 1999 was 3.65%.

During the periods shown in the bar chart, the highest quarterly return was 1.38% (quarter ended December 31, 1997) and the lowest quarterly return was 1.27% (quarter ended December 31, 1998).

PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

===================================================================================================
      Average Annual Total Returns                                              Since      Inception
(for the periods ended December 31, 1998)    1 Year    5 Years    10 Years    Inception       Date
----------------------------------------------------------------------------------------------------
Resource Class                                5.43%       --         --         5.40%      01/16/96
===================================================================================================

Resource Class shares' seven-day yield on December 31, 1998 was 5.00%. For the current seven-day yield, call (800) 825-6858.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                            Resource Class
                                                            --------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                         None

     Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price
     or redemption proceeds, whichever is less)                  None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees                                             0.06%
     Distribution and/or Service (12b-1) Fees                    0.20
     Other Expenses                                              0.03
     Total Annual Fund Operating Expenses                        0.29
     Fee Waiver(1)                                               0.04
     Net Expenses                                                0.25

------------------
(1) The distributor has contractually agreed to waive 0.04% of the Rule 12b-1 distribution plan fee.

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------

Resource Class           $30       $93      $163       $368

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Resource Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

Capital Gains Distributions

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                   Resource Class
                                                               ----------------------------------------------------
                                                                                                      For the Period
                                                                                                     January 16, 1996
                                                                                                         through
                                                                        Year Ended August 31,           August 31,
                                                                   1999        1998         1997           1996
                                                               -----------  ----------  -----------  ----------------
Net asset value, beginning of period                              $1.00       $1.00        $1.00          $1.00
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Income from investment operations:
  Net investment income                                           0.05         0.05        0.05            0.03
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Less distributions
  Dividends from net investment income                           (0.05)       (0.05)      (0.05)          (0.03)
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Net asset value, end of period                                    $1.00       $1.00        $1.00          $1.00
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Total return                                                      4.99%       5.54%        5.36%          3.28%
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $665,939     $698,380    $161,701        $58,012
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Ratio of expenses to average net assets (a)                     0.25% (b)     0.25%        0.25%        0.25% (c)
-------------------------------------------------------------  -----------  ----------  -----------  ----------------
Ratio of net investment income to average net assets (d)        4.86% (b)     5.40%        5.25%        5.18% (c)
-------------------------------------------------------------  -----------  ----------  -----------  ----------------

(a) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.29%, 0.29%, 0.29% and 0.29% (annualized) for the periods 1999-1996, respectively.
(b) Ratios based on average net assets of $587,668,917.
(c) Annualized.
(d) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.82%, 5.36%, 5.21% and 5.14% (annualized) for the periods 1999-1996, respectively.

SHAREHOLDER INFORMATION

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order or at the time the order is placed, if the fund is assured of payment. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.

If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.

You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through a customer's institution.

You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 . REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;
 . MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR . WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

Determination of Net Asset Value

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

Timing of Orders

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income [or long-term capital gains] for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. [Different tax rates apply to ordinary income and long-term capital gain distributions regardless of how long shares are held.] Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

[Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.]

The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:           A I M Fund Services, Inc.
                   P. O. Box 4497
                   Houston, TX 77210-4497

BY TELEPHONE:      (800) 825-6858

BY E-MAIL:         general@aimfunds.com

ON THE INTERNET:   http://www.aimfunds.com (prospectuses and annual and
                   semiannual reports only)

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

Prime Portfolio
SEC 1940 Act file number: 811-7892


                                Back Cover Page

                                 STATEMENT OF
                            ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS CO.

                                PRIME PORTFOLIO
                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                 ------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH
           OF THE ABOVE-NAMED CLASSES OF THE PRIME PORTFOLIO, COPIES
                      OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                      SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                                 ------------

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 17, 1999
    RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE PRIME
      PORTFOLIO: CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 17, 1999, INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 17, 1999, PERSONAL INVESTMENT
 CLASS PROSPECTUS DATED DECEMBER 17, 1999, PRIVATE INVESTMENT CLASS PROSPECTUS DATED DECEMBER 17, 1999, RESERVE CLASS PROSPECTUS DATED DECEMBER 17, 1999 AND
               RESOURCE CLASS PROSPECTUS DATED DECEMBER 17, 1999

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
      Introduction......................................................... A-3
      General Information about the Fund................................... A-3
        The Fund and Its Shares............................................ A-3
        Directors and Officers............................................. A-4
        Remuneration of Directors.......................................... A-7
        AIM Funds Retirement Plan for Eligible Directors/Trustees.......... A-8
        Deferred Compensation Agreements................................... A-8
        Investment Advisor................................................. A-8
        Administrator...................................................... A-10
        Expenses........................................................... A-10
        Transfer Agent and Custodian....................................... A-10
        Legal Matters...................................................... A-10
        Reports............................................................ A-11
        Sub-Accounting..................................................... A-11
        Principal Holders of Securities.................................... A-11
        Prime Portfolio.................................................... A-11
        Liquid Assets Portfolio............................................ A-14
      Share Purchases and Redemptions...................................... A-16
        Purchases and Redemptions.......................................... A-16
        Redemptions by the Fund............................................ A-16
        Net Asset Value Determination...................................... A-16
        Distribution Agreement............................................. A-17
        Distribution Plan.................................................. A-17
        Banking Regulations................................................ A-19
        Performance Information............................................ A-19
        Redemptions in Kind................................................ A-20
      Investment Program and Restrictions.................................. A-20
        Investment Program................................................. A-20
        Investment Policies................................................ A-21
        Eligible Securities................................................ A-23
        Commercial Paper Ratings........................................... A-23
        Bond Ratings....................................................... A-23
        Investment Restrictions............................................ A-25
      Portfolio Transactions and Brokerage................................. A-25
        General Brokerage Policy........................................... A-25
        Allocation of Portfolio Transactions............................... A-26
        Section 28(e) Standards............................................ A-26
      Dividends, Distributions and Tax Matters............................. A-27
        Dividends and Distributions........................................ A-27
        Tax Matters........................................................ A-28
        Qualification as a Regulated Investment Company.................... A-28
        Excise Tax On Regulated Investment Companies....................... A-28
        Portfolio Distributions............................................ A-29
        Sale or Redemption of Shares....................................... A-29
        Foreign Shareholders............................................... A-29
        Effect of Future Legislation; Local Tax Considerations............. A-30
      Financial Statements.................................................   FS

                                 INTRODUCTION

  The Prime Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 17, 1999, the Institutional Class Prospectus dated December 17, 1999, the Personal Investment Class Prospectus dated December 17, 1999, the Private Investment Class Prospectus dated December 17, 1999, the Reserve Class Prospectus dated December 17, 1999 and the Resource Class Prospectus dated December 17, 1999 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Fund and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; thus, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

  The Fund is an open-end, diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the caption "Redeeming Shares."

  The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Liquid Assets Portfolio (together, the "Portfolios"). The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, the Reserve Class and the Resource Class. The Liquid Assets Portfolio consists of six classes of shares. Each class of shares has different shareholder qualifications and bears expenses differently. This Statement of Additional Information relates to each class of the Portfolio. The classes of the Liquid Assets Portfolio are offered pursuant to separate prospectuses and a separate statement of additional information.

  As used in each Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

  Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable, Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

  The Charter of the Fund authorizes the issuance of 60 billion shares with a par value of $.001 each, of which 25 billion shares represent an interest in the Liquid Assets Portfolio (or class thereof) and 25 billion shares represent an interest in the Portfolio (or class thereof). A share of a Portfolio (or class) represents an equal proportionate interest in such portfolio (or class) with each other share of that portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that portfolio (or class).

  The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each of the Portfolios are segregated and are charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

  The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

  As described in each Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

  The overall management of the business and affairs of the Fund is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

DIRECTORS AND OFFICERS

  The directors and officers of the Fund and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                            POSITIONS HELD      PRINCIPAL OCCUPATION DURING AT
  NAME, ADDRESS AND AGE     WITH REGISTRANT         LEAST THE PAST 5 YEARS
  ---------------------     ---------------     ------------------------------

------------------------------------------------------------------
  *CHARLES T. BAUER (80) Director and Chairman Chairman of the Board of
                                               Directors, A I M Management
                                               Group Inc., A I M Advisors,
                                               Inc., A I M Capital Management,
                                               Inc., A I M Distributors, Inc.,
                                               A I M Fund Services, Inc. and
                                               Fund Management Company; and
                                               Executive Vice Chairman and
                                               Director, AMVESCAP PLC.

-------
* A director who is an "interested person" of the Fund and AIM as defined in the 1940 Act.

                                                                 PRINCIPAL OCCUPATION
                                            POSITIONS HELD     DURING AT LEAST THE PAST
          NAME, ADDRESS AND AGE            WITH REGISTRANT              5 YEARS
          ---------------------            ---------------     ------------------------

---------------------------------------------------------------------------------------
  BRUCE L. CROCKETT (55)                       Director        Director, ACE Limited
  906 Frome Lane                                               (insurance company).
  McLean, VA 22102                                             Formerly, Director,
                                                               President and Chief
                                                               Executive Officer,
                                                               COMSAT Corporation; and
                                                               Chairman, Board of
                                                               Governors of INTELSAT
                                                               (international
                                                               communications company).

---------------------------------------------------------------------------------------
  OWEN DALY II, (75)                           Director        Director, Cortland Trust
  Six Blythewood Road                                          Inc. (investment
  Baltimore, MD 21210                                          company). Formerly,
                                                               Director, CF & I Steel
                                                               Corp., Monumental Life
                                                               Insurance Company and
                                                               Monumental General
                                                               Insurance Company; and
                                                               Chairman of the Board of
                                                               Equitable
                                                               Bancorporation.

---------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. (64)                     Director        Chairman of the Board of
  2 Hopkins Plaza, 8th Floor, Suite 805                        Directors, Mercantile
  Baltimore, MD 21201                                          Mortgage Corp; Formerly,
                                                               Vice Chairman of the
                                                               Board of Directors and
                                                               President, Mercantile -
                                                               Safe Deposit & Trust
                                                               Co.; and President,
                                                               Mercantile Bankshares.

---------------------------------------------------------------------------------------
  JACK M. FIELDS, (47)                         Director        Chief Executive Officer,
  8810 Will Clayton Parkway                                    Texana Global, Inc.
  Jetero Plaza, Suite E                                        (foreign trading
  Humble, TX 77338                                             company) and Twenty
                                                               First Century Group,
                                                               Inc. (a governmental
                                                               affairs company).
                                                               Formerly, Member of the
                                                               U.S. House of
                                                               Representatives.

---------------------------------------------------------------------------------------
  **CARL FRISCHLING, (62)                      Director        Partner, Kramer Levin
   919 Third Avenue                                            Naftalis & Frankel LLP
   New York, NY 10022                                          (law firm). Formerly,
                                                               Partner, Reid & Priest
                                                               (law firm).

---------------------------------------------------------------------------------------
  *ROBERT H. GRAHAM, (53)               Director and President Director, President and
                                                               Chief Executive Officer,
                                                               A I M Management Group
                                                               Inc.; Director and
                                                               President, A I M
                                                               Advisors, Inc.; Director
                                                               and Senior Vice
                                                               President, A I M Capital
                                                               Management, Inc., A I M
                                                               Distributors, Inc.,
                                                               A I M Fund Services,
                                                               Inc. and Fund Management
                                                               Company; and Director,
                                                               AMVESCAP PLC.

---------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS (49)                      Director        Chief Executive Officer,
  350 Fifth Avenue, Suite 301                                  YWCA of the U.S.A.;
  New York, NY 10118                                           Commissioner, New York
                                                               City Department for the
                                                               Aging; and Member of the
                                                               Board of Directors,
                                                               Metropolitan
                                                               Transportation Authority
                                                               of New York State.

---------------------------------------------------------------------------------------
  LEWIS F. PENNOCK, (57)                       Director        Attorney in private
  6363 Woodway, Suite 825                                      practice in Houston,
  Houston, TX 77057                                            Texas.

---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
  LOUIS S. SKLAR, (60)                         Director        Executive Vice
  Transco Tower, 50th Floor                                    President, Development
  2800 Post Oak Blvd.                                          and Operations, Hines
  Houston, TX 77056                                            Interests Limited
                                                               Partnership (real estate
                                                               development).

=======================================================================================

--------
** A director who is an "interested person" of the Fund as defined in the 1940
   Act.
* A director who is an "interested person" of the Fund and AIM as defined in the 1940 Act.

===============================================================================

                             POSITIONS HELD      PRINCIPAL OCCUPATION DURING AT
   NAME, ADDRESS AND AGE     WITH REGISTRANT         LEAST THE PAST 5 YEARS
   ---------------------     ---------------     ------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  GARY T. CRUM, (52)      Senior Vice President Director and President, A I M
                                                Capital Management, Inc.;
                                                Director and Executive Vice
                                                President, A I M Management
                                                Group Inc.; Director and Senior
                                                Vice President, A I M Advisors,
                                                Inc.; and Director, A I M
                                                Distributors, Inc. and AMVESCAP
                                                PLC.

-------------------------------------------------------------------------------
  CAROL F. RELIHAN, (45)  Senior Vice President Director, Senior Vice
                              and Secretary     President, General Counsel and
                                                Secretary, A I M Advisors,
                                                Inc.; Senior Vice President,
                                                General Counsel and Secretary,
                                                A I M Management Group Inc.;
                                                Director, Vice President and
                                                General Counsel, Fund
                                                Management Company; General
                                                Counsel and Vice President,
                                                A I M Fund Services, Inc.; and
                                                Vice President, A I M Capital
                                                Management, Inc., and A I M
                                                Distributors, Inc.

-------------------------------------------------------------------------------
  DANA R. SUTTON, (40)       Vice President     Vice President and Fund
                              and Treasurer     Controller, A I M Advisors,
                                                Inc.; and Assistant Vice
                                                President and Assistant
                                                Treasurer, Fund Management
                                                Company.

-------------------------------------------------------------------------------
  MELVILLE B. COX, (56)      Vice President     Vice President and Chief
                                                Compliance Officer, A I M
                                                Advisors, Inc., A I M Capital
                                                Management, Inc., A I M
                                                Distributors, Inc., A I M Fund
                                                Services, Inc. and Fund
                                                Management Company.

-------------------------------------------------------------------------------
  KAREN DUNN KELLEY (39)     Vice President     Senior Vice President, A I M
                                                Capital Management, Inc.; and
                                                Vice President, A I M Advisors,
                                                Inc.

-------------------------------------------------------------------------------
  J. ABBOTT SPRAGUE, (44)    Vice President     Director and President, Fund
                                                Management Company; Director,
                                                A I M Fund Services, Inc.; and
                                                Senior Vice President, A I M
                                                Advisors, Inc. and A I M
                                                Management Group Inc.

===============================================================================

  The Board of Directors has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

  The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock, Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Fund's fund accounting or its internal accounting controls, and for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

  Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Fund:

                                                     RETIREMENT       TOTAL
                                      AGGREGATE       BENEFITS     COMPENSATION
                                     COMPENSATION  ACCRUED BY ALL    FROM ALL
             DIRECTOR                FROM FUND(1)   AIM FUNDS(2)   AIM FUNDS(3)
             --------               -------------- -------------- --------------
Charles T. Bauer...................        -0-             -0-            -0-
Bruce L. Crockett..................     $9,888        $ 37,485       $ 96,000
Owen Daly II.......................      9,888         122,898         96,000
Edward K. Dunn, Jr.................      9,888             -0-         78,889
Jack M. Fields.....................      9,845          15,826         95,500
Carl Frischling(4).................      9,844          97,791         95,500
Robert H. Graham...................        -0-             -0-            -0-
John F. Kroeger(5).................        731         107,896         91,654
Prema Mathai-Davis.................      9,337             -0-         32,636
Lewis F. Pennock...................      9,844          45,766         95,500
Ian W. Robinson(6).................      5,857          94,442         94,500
Louis S. Sklar.....................      9,844          90,232         95,500

-------
(1) The total amount of compensation deferred by all directors of the Fund during the fiscal year ended August 31, 1999, including interest earned thereon, was $61,406.
(2) During the fiscal year ended August 31, 1999, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $96,514. Data reflects compensation earned for the calendar year ended December 31, 1998.
(3) Each director serves as a director or trustee of a total of 12 registered investment companies advised by AIM as of December 31, 1998 . Data reflects total compensation earned during the calendar year ended
      December 31, 1998.
(4) The Fund paid the law firm of Kramer Levin Naftalis & Frankel LLP $20,924 in legal fees for services provided to the Portfolio during the fiscal year ended August 31, 1999. Mr. Frischling, a director of the Fund, is a partner in such firm.
(5) Mr. Kroeger was a director of the Fund until June 11, 1998, when he resigned. On that date he became a consultant to the Fund. Of the amount listed above, $0 was for compensation for services as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."
(6)   Mr. Robinson was a director until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service as of August 31, 1999, for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Dr. Mathai-Davis are 12, 12, 1, 2, 22, 20, 18, 11, 10 and 1 years, respectively.

                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

                                                               ANNUAL RETIREMENT
                             NUMBER OF                           COMPENSATION
                             YEARS OF                             PAID BY ALL
                           SERVICE WITH                           APPLICABLE
                       APPLICABLE AIM FUNDS                        AIM FUNDS
                       --------------------                    -----------------
               10.............................................      $67,500
                9.............................................      $60,750
                8.............................................      $54,000
                7.............................................      $47,250
                6.............................................      $40,500
                5.............................................      $33,750

DEFERRED COMPENSATION AGREEMENTS

  Messrs. Daly, Dunn, Fields, Frischling, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally in equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

  During the fiscal year ended August 31, 1999, $63,108 in directors' fees and expenses were allocated to the Portfolio.

INVESTMENT ADVISOR

  AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers over 125 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations and addresses are shown under "Directors and Officers."

  FMC is a registered broker-dealer and a wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

  AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions subject to the Code of Ethics, (b) to file reports regarding such transactions (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM Employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

  The Fund has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") with AIM. The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  Pursuant to the Advisory Agreement between the Fund and AIM currently in effect and under an investment advisory agreement in effect prior to February 28, 1997 which provided for the same level of compensation to AIM, AIM received fees from the Fund for the fiscal years ended August 31, 1999, 1998 and 1997, with respect to the Portfolio, in the amounts of $5,205,023, $4,251,522 and $4,007,070, respectively. During the fiscal years ended August 31, 1999, 1998 and 1997 AIM voluntarily waived no advisory fees with respect to the Portfolio.

  As compensation for its services, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

           NET ASSETS                                                       RATE
           ----------                                                       ----
      First $100 million................................................... .20%
      Over $100 million to $200 million.................................... .15%
      Over $200 million to $300 million.................................... .10%
      Over $300 million to $1.5 billion.................................... .06%
      Over $1.5 billion.................................................... .05%

  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Fund.

  The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into a Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator."

ADMINISTRATOR

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Fund (the
"Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio which are not required to be performed by AIM under the Advisory Agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Directors.

  Under the Administrative Services Agreement and under a prior administrative services agreement which provided for the same level of reimbursement to AIM, AIM was reimbursed for the fiscal years ended August 31, 1999, 1998 and 1997 in the amounts of $258,934, $124,103 and $114,738, respectively, for fund accounting services for the Portfolio.

EXPENSES

  Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940
Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund. Expenses of the Fund except those listed in the next sentence are prorated among all classes of such Portfolios. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, P.O. Box 4497, Houston, Texas 77210-4497, serves as a transfer agent and dividend disbursing agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement and receives an annual fee from the Fund for its services in such capacity in the amount of 0.009% of average daily net assets of the Portfolio, payable monthly. Such compensation may be changed from time to time as is agreed to by AFS and the Fund.

  The Bank of New York ("BONY"), 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by BONY and the Fund.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Fund.

REPORTS

  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

  Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

SUB-ACCOUNTING

  The Fund and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Fund or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK--Registered Trademark--Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

PRIME PORTFOLIO

  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of November 1, 1999, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                  PERCENT OWNED   PERCENT OWNED
                  NAME AND ADDRESS                      OF        OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------
   CASH MANAGEMENT CLASS
   ---------------------
    BANK OF NEW YORK.............................     30.14%            --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
    CIBC WORLD MARKETS...........................     14.85%            --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281
    IGT..........................................      8.92%            --
     P.O. Box 10120
     Reno, NV 89502
    BOST & CO FBO THE KWELM PARTNERSHIP..........      7.13%            --
     P.O. Box 3198
     Attn: Mutual Fund Operations
     Pittsburgh, PA 15230-3198
    BANK ONE, ILLINOIS, NA.......................      6.71%            --
     Attn: Tony Long
     525 W. Monroe
     Suite 0256, 6th Floor
     Chicago, IL 60670
    MELLON BANK NA...............................      5.39%            --
     Attn: Cynthia Kieffer
     P.O. Box 710
     Pittsburgh, PA 15230-0710

 -------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                     PERCENT      PERCENT OWNED
                  NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------
   INSTITUTIONAL CLASS
   -------------------
    AIM FUND OF FUNDS ACCOUNT....................     31.02%(b)         --
     Attn: Stacey Frakes
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste 100
     Houston, TX 77046
    COMERICA BANK................................      6.33%            --
     P.O. Box 75000
     Attn: Vicky Froehlich
     Detroit, MI 48275-3455


    TRULIN & CO..................................      5.76%            --
     P.O. Box 1412
     Attn: Pat Whalen
     Rochester, NY 14603
    FROST NATIONAL BANK TX.......................      5.08%            --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479
   PERSONAL INVESTMENT CLASS
   -------------------------
    CULLEN/FROST DISCOUNT BROKERS................     84.50%            --
     Attn: Karen Banks
     P.O. Box 2358
     San Antonio, TX 78299
    FIRST INTERSTATE - MONTANA...................      5.86%            --
     Attn: Cheri Melvin
     P.O. Box 30918
     Billings, MT 59116
   PRIVATE INVESTMENT CLASS
   ------------------------
    HUNTINGTON CAPITAL CORP .....................     34.31%            --
     41 S. High Street, Ninth Floor
     Columbus, OH 43287
    HARRIS TRUST & SAVINGS BANK..................     18.06%            --
     Attn: Rich Croll
     111 West Monroe St.
     Lower Level East
     Chicago, IL 60690
    CULLEN/FROST DISCOUNT BROKERS................      9.46%            --
     Attn: Karen Banks
     P.O. Box 2358
     San Antonio, TX 78299

-------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.
(b) A shareholder who holds 25% or more of the outstanding shares of a Portfolio may be presumed to be in "control" of such Portfolio as defined in the 1940 Act.

                                                    PERCENT      PERCENT OWNED
                 NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                RECORD ONLY(a) BENEFICIALLY(a)
                 ----------------                -------------- ---------------
    FROST NATIONAL BANK TX......................      7.21%            --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479
    HAWS & COMPANY..............................      6.54%            --
     Attn: Saundra L. Foe
     P.O. Box 5847
     Denver, CO 80217
   RESERVE CLASS
   -------------
    BANK OF NEW YORK............................     99.89%            --
     Attn: Sheryl Covelli
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286
   RESOURCE CLASS
   --------------
    FIRST UNION SECURITIES, INC. ...............     25.30%            --
     Attn: Money Funds
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675
    HARRIS METHODIST HEALTH SYSTEM..............     18.95%            --
     Attn: Sandy Reeves
     600 East Las Colinas Blvd Ste 1550
     Irving, TX 75039
    CIBC WORLD MARKETS..........................     11.99%            --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281
    HAMBRECHT & QUIST LLC.......................     11.85%            --
     Attn: Matt Dermer
     230 Park Avenue, Floor 19
     New York, NY 10169
    MELLON BANK NA..............................      9.21%            --
     Attn: Cynthia Kieffer
     P.O. Box 710
     Pittsburgh, PA 15230-0710
    NVidia Corporation Cash Mgmt Account........      5.16%            --
     3535 Monroe Street
     Santa Clara, CA 95051

-------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

LIQUID ASSETS PORTFOLIO

  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of November 1, 1999, and the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                    PERCENT      PERCENT OWNED
                 NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                RECORD ONLY(a) BENEFICIALLY(a)
                 ----------------                -------------- ---------------
   CASH MANAGEMENT CLASS
   ---------------------
    CIBC WORLD MARKETS..........................     21.24%            --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281
    GATEWAY, INC. ..............................     16.65%            --
    Corp. Treasury/Y-15
     610 Gateway Drive
     N. Sioux City, SD 57049-2000
    BANK OF NEW YORK............................     10.70%            --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
    FIRST UNION SUBACCOUNTS.....................      6.58%            --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675
    HAMBRECHT & QUIST LLC.......................      6.47%            --
     Attn: Matt Dermer
     230 Park Avenue, Floor 19
     New York, NY 10169
    HARRIS TRUST & SAVINGS BANK.................      5.81%            --
     Attn: Rich Croll
     111 West Monroe St.
     Lower Level East
     Chicago, IL 60690
    SOUTHWEST BANK OF TEXAS, N.A. 498A1.........      5.00%            --
    Attn: Kathy Jensen
     4400 Post Oak Pkwy
     Houston, TX 77027
   INSTITUTIONAL CLASS
   -------------------
    AIM FUND OF FUNDS ACCOUNT...................     26.95%            --
     Attn: Stacey Frakes
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste 100
     Houston, TX 77046

-------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                     PERCENT      PERCENT OWNED
                  NAME AND ADDRESS                   OWNED OF     OF RECORD AND
                  OF RECORD OWNER                 RECORD ONLY(a) BENEFICIALLY(a)
                  ----------------                -------------- ---------------
    PAINE WEBBER SSB.............................      8.50%            --
     1000 Harbor Blvd 6th Floor
     Mutual Fund Operations
     State Street Custodial Accounts
     Weehawken, NJ 07087-6790
    TURTLE & CO SWEEP............................      7.53%            --
     Attn: Richard Ramer
     P.O. Box 9427
     Boston, MA 02209
    BZW BARCLAYS GLOBAL INVESTORS, AS AGENT......      7.45%            --
     Attn: Mike Futamase
     980 9th St. Suite 600
     Sacramento, CA 95814
   PERSONAL INVESTMENT CLASS
   -------------------------
    HUNTINGTON INVESTMENT 112....................     83.03%            --
     135 North Pennsylvania Suite 800
     Indianapolis, IN 46204
    TEXAS CAPITAL BANK, N.A. ....................      9.61%            --
     Attn: Kitty Ramzy
     2100 McKinney Ave., Ste 900
     Dallas, TX 75201
   PRIVATE INVESTMENT CLASS
   ------------------------
    BANK OF NEW YORK.............................     60.75%           --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
    MELLON BANK NA...............................     14.71%            --
     Attn: Cynthia Kieffer
     P.O. Box 710
     Pittsburgh, PA 15230-0710
    HUNTINGTON CAPITAL CORP......................     13.74%            --
     41 S. High St., Ninth Floor
     Columbus, OH 43287
   RESOURCE CLASS
   --------------
    HAMBRECHT & QUIST LLC........................     52.50%            --
     Attn: Matt Dermer
     230 Park Avenue, Floor 19
     New York, NY 10169
    CIBC World Markets...........................     42.77%            --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281

-------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

 To the best of the knowledge of the Fund, as of November 1, 1999, the directors and officers of the Fund as a group beneficially owned less than 1% of each class of either Portfolio's outstanding shares.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

  A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the headings "Purchasing Shares" and "Redeeming Shares."

  Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 4497, Houston, Texas 77210-4497. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.

  The Fund reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Fund and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio. In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  An investor may terminate his relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class or the Resource Class directly, except through reinvestment of dividends and distributions.

  Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

  A "Business Day" of the Fund is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business. If AFS receives a redemption request on a Business Day prior to 4:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern time and the Fund will normally wire redemption proceeds on that day. A redemption request received by AFS after 4:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Fund, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE FUND

  If the Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

  The Board of Directors may redeem shares if it determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Portfolio.

NET ASSET VALUE DETERMINATION

  The net asset value per share of the Portfolio is determined as of 4:00 p.m. Eastern time on each Business Day of the Fund. Shares of each class of the Portfolio are sold at net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

  For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the entire portfolio.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

  The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

  The Fund has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. See "General Information about the Fund--Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.

  The Distribution Agreement will continue from year to year provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The Plan provides that the Fund may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting;
(iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash accounting balances in shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and
(ix) such other services as the Fund may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

  The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Fund.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  For the fiscal year ended August 31, 1999, FMC received compensation pursuant to the Plan in the amount of $935,042, or an amount equal to 0.08% of the average daily net assets of the Cash Management Class, $758,574, or an amount equal to 0.50% of the average daily net assets of the Personal Investment Class, $1,155,429, or an amount equal to 0.30% of the average daily net assets of the Private Investment Class, $940,270, or an amount equal to 0.16% of the average daily net assets of the Resource Class, and $226,673, or an amount equal to 0.80% of the average daily net assets of the Reserve Class. With respect to the Cash Management Class, $935,042 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $0 (or an amount equal to 0% of the average daily net assets of the class) was retained by FMC. With respect to the Personal Investment Class, $629,436 of such amount (or an amount equal to 0.41% of the average daily net assets of the class) was paid to dealers and financial institutions and $129,138 (or an amount equal to 0.09% of the average daily net assets of the class) was retained by FMC. With respect to the Private Investment Class, $996,003 of such amount (or an amount equal to 0.26% of the average daily net assets of the class) was paid to dealers and financial institutions and $159,426 (or an amount equal to 0.04% of the average daily net assets of the class) was retained by FMC. With respect to the Resource Class, $938,600 of such amount (or an amount equal to 0.16% of the average daily net assets of the class) was paid to dealers and financial institutions and $1,670 (or an amount equal to 0% of the average daily net assets of the class) was retained by FMC. With respect to the Reserve Class, 212,505 of such amount (or an amount equal to 0.50% of the average daily net assets of the class) was paid to dealers and financial institutions and 14,168 (or an amount equal to 0.03% of the average daily net assets of the class) was retained by FMC.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Fund and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund, own shares of AMVESCAP PLC.

  The Plan may be terminated as to a particular class of the portfolio by vote of a majority of the Qualified Directors, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

  The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments to FMC would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

  During the fiscal years ended August 31, 1999, 1998 and 1997 AIM voluntarily waived fees with respect to the Portfolio in the amount of $1,675,069, $1,154,715 and $851,042, respectively.

BANKING REGULATIONS

  The Glass-Steagall Act and other applicable laws or regulations, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

PERFORMANCE INFORMATION

  As stated under the caption "Performance Information--Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Fund at the telephone number set forth in the Prospectus for that class. Performance will vary from time to time and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance.

  Calculations of yield will take into account the total income received by the Portfolio. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Fund, the yield will be lower for those beneficial owners paying such fees.

  The current yields quoted will be the net average annualized yield for an identified period, such as seven consecutive calendar days or a month. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of the increasing Portfolio's yield and total return.

  For the seven-day period ended August 31, 1998, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.17% and 5.30%, for the Cash Management Class, were 5.25% and 5.38%, for the Institutional Class, were 4.75% and 4.86%, for the Personal Investment Class, were 4.95% and 5.07%, for the Private Investment Class, were 4.44% and 4.54%, for the Reserve Class and were 5.09% and 5.21%, for the Resource Class, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  The Portfolio may compare the performance of a particular class or the performance of securities in which it may invest to:

    . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

    . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report--Registered Trademark--of Holliston, Massachusetts or by Lipper Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

    . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

    . other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the yield of a class will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

REDEMPTIONS IN KIND

  The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  Information concerning the Portfolio's investment objective and operating policies is set forth in each Prospectus. The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors. The following is a more detailed description of the portfolio instruments eligible for purchase by the Portfolio, which augments the summary of the Portfolio's investment program which appears under the heading "Investment Objective and Strategies" in each Prospectus.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $1.5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of United Kingdom withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than 5% of its total assets in securities issued by a single issuer, provided that such a fund may invest more than 5% of its total assets in the First Tier securities of a single issuer for a period of up to 3 business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. The term "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

  The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations and taxable municipal securities that may be available in the money markets. Such obligations are collectively referred to as "Money Market Obligations" and include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act.

  GOVERNMENT OBLIGATIONS. The Portfolio may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposit, over 5% of the Portfolio's total assets would be invested in time and savings deposits.

 Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. The Portfolio may enter into delayed agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to segregate liquid assets (including Money Market Obligations) in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

ELIGIBLE SECURITIES

  The Fund will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Fund's Board of Directors has determined to present minimal credit risk.

COMMERCIAL PAPER RATINGS

  Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. The following is a description of the factors underlying the commercial paper ratings of Moody's Investors Service ("Moody's"), Standard & Poor's Rating Services ("S&P") and Fitch IBCA, Inc. ("Fitch").

  Moody's--The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

  S&P--Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

  Fitch--Fitch's short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

                                      F-1

  Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

                                      F-2

  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the highest ratings.

                             PLUS(+) AND MINUS (-)

  Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F-1."

                                      LOC

  The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

  The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

  MOODY'S--The following are the two highest bond ratings of Moody's.

                                      AAA

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  S&P--The following are the two highest bond ratings of S&P.

                                      AAA

  Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                      AA

  Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

  FITCH--Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                      AA

  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

INVESTMENT RESTRICTIONS

  As a matter of fundamental policy which may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund-- The Fund and its Shares"), the Portfolio may not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

    (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

    (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program,
  (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

    (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

    (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

    (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls; or

    (9) invest in any obligation not payable as to principal and interest in United States currency.

  The following investment policy is not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management, except that the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Fund"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio. If other funds advised by AIM invest in the Portfolio, however, the Portfolio will be subject to the provisions of Section 12(d)(1) of the 1940 Act, which limits the ability of an investment company to invest in another investment company. With respect to the Portfolio's purchase of shares of the Affiliated Money Market Funds, the Portfolio will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

  In the event the Portfolio purchases securities traded in over-the-counter markets, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

  AIM will seek, whenever possible, to recapture for the benefit of a Portfolio any commissions, fees, brokerage or similar payments paid by the Portfolio on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of the Portfolio's securities in a tender or exchange offer.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Fund. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for all allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Fund's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

  Under the 1940 Act, certain persons affiliated with the Fund are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase made in accordance with procedures adopted by the Fund's Board of Directors and any such purchases are reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effect in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal year ended August 31, 1998, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Dividends with respect to each class of the Portfolio are declared to shareholders of record immediately after 4:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 4:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 4:00 p.m. Eastern time on that day and redemption proceeds have not be wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 4:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

  Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value hereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 4497, Houston, Texas 77210-4497. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

  The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issued discount earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Fund expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Fund incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in each Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain, if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

  Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of a class of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

  A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS From W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 1, 1999. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                             FINANCIAL STATEMENTS

                                      FS

SCHEDULE OF INVESTMENTS
August 31, 1999

                                                         PAR
                                              MATURITY  (000)       VALUE
COMMERCIAL PAPER - 82.48%(a)

BASIC INDUSTRIES - 2.62%

CHEMICALS - 0.63%

Du Pont (E.I.) de Nemours and Co.
5.05%                                         09/03/99  $ 25,000  $  24,992,985
-------------------------------------------------------------------------------
Henkel Corp.
5.07%                                         09/02/99    30,000     29,995,775
-------------------------------------------------------------------------------
                                                                     54,988,760
-------------------------------------------------------------------------------

METAL MINING - 1.99%

Rio Tinto America, Inc.
5.12%                                         09/01/99    50,000     50,000,000
-------------------------------------------------------------------------------
5.11%                                         09/07/99    50,000     49,957,417
-------------------------------------------------------------------------------
5.27%                                         09/29/99    42,300     42,126,617
-------------------------------------------------------------------------------
5.27%                                         09/30/99    32,000     31,864,151
-------------------------------------------------------------------------------
                                                                    173,948,185
-------------------------------------------------------------------------------
  Total Basic Industries                                            228,936,945
-------------------------------------------------------------------------------

CAPITAL GOODS - 0.83%

ELECTRICAL EQUIPMENT - 0.83%

Siemens Capital Corp.
5.12%                                         09/24/99    72,775     72,536,944
-------------------------------------------------------------------------------

CONSUMER DURABLES - 1.43%

AUTOMOBILE - 1.43%

Daimler-Chrysler North America Holding Corp.
5.09%                                         09/09/99    50,000     49,943,444
-------------------------------------------------------------------------------
5.27%                                         10/12/99    25,000     24,849,951
-------------------------------------------------------------------------------
5.29%                                         10/22/99    25,000     24,812,646
-------------------------------------------------------------------------------
5.28%                                         10/26/99    25,000     24,798,333
-------------------------------------------------------------------------------
  Total Consumer Durables                                           124,404,374
-------------------------------------------------------------------------------

CONSUMER NONDURABLES - 2.61%

HOUSEHOLD PRODUCTS - 2.61%

Colgate-Palmolive Co.
5.26%                                         09/30/99    67,000     66,716,106
-------------------------------------------------------------------------------
Kimberly-Clark Worldwide, Inc.
5.27%                                         10/13/99    33,021     32,817,976
-------------------------------------------------------------------------------
Procter & Gamble Co.
5.10%                                         09/13/99    50,000     49,915,000
-------------------------------------------------------------------------------
5.14%                                         09/20/99    28,500     28,422,686
-------------------------------------------------------------------------------
5.16%                                         09/23/99    50,000     49,842,333
-------------------------------------------------------------------------------
  Total Consumer Nondurables                                        227,714,101
-------------------------------------------------------------------------------

                                                PAR
                                    MATURITY   (000)       VALUE
ENERGY - 1.94%

OIL & GAS - 1.94%

Chevron U. S. A., Inc.
5.27%                               10/29/99  $ 50,000   $ 49,575,472
---------------------------------------------------------------------
Koch Industries, Inc.
5.07%                               09/01/99    50,000     50,000,000
---------------------------------------------------------------------
Petrofina Delaware, Inc.
5.13%                               09/27/99    20,000     19,925,900
---------------------------------------------------------------------
5.30%                               10/25/99    50,000     49,602,500
---------------------------------------------------------------------
  Total Energy                                            169,103,872
---------------------------------------------------------------------

FINANCIAL - 71.52%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES - 4.98%

Centric Capital Corp.
5.13%                               09/13/99    40,000     39,931,600
---------------------------------------------------------------------
5.14%                               09/23/99    40,742     40,614,025
---------------------------------------------------------------------
5.16%                               09/28/99    40,000     39,845,200
---------------------------------------------------------------------
5.20%                               09/29/99    50,000     49,797,778
---------------------------------------------------------------------
5.30%                               09/29/99    80,226     79,895,291
---------------------------------------------------------------------
5.35%                               10/06/99    20,000     19,895,972
---------------------------------------------------------------------
5.31%                               10/08/99    44,000     43,759,870
---------------------------------------------------------------------
Fleet Funding Corp.
5.12%                               09/17/99    54,655     54,530,629
---------------------------------------------------------------------
5.31%                               10/12/99    66,381     65,979,561
---------------------------------------------------------------------
                                                          434,249,926
---------------------------------------------------------------------

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES - 4.00%

Old Line Funding Corp.
5.33%                               10/07/99    25,851     25,713,214
---------------------------------------------------------------------
Riverwoods Funding Corp.
5.17%                               09/08/99    40,000     39,959,789
---------------------------------------------------------------------
5.12%                               09/24/99    50,000     49,836,444
---------------------------------------------------------------------
5.13%                               09/27/99    50,000     49,814,750
---------------------------------------------------------------------
5.20%                               09/27/99    50,000     49,812,222
---------------------------------------------------------------------
5.30%                               10/01/99    50,000     49,779,167
---------------------------------------------------------------------
Thunder Bay Funding Inc.
5.12%                               09/10/99    42,273     42,218,891
---------------------------------------------------------------------
5.14%                               09/17/99    42,280     42,183,414
---------------------------------------------------------------------
                                                          349,317,891
---------------------------------------------------------------------

                                                      PAR
                                         MATURITY    (000)       VALUE
ASSET-BACKED SECURITIES-MULTI-PURPOSE - 31.69%

Aspen Funding Corp.
5.30%                                    10/05/99    $ 50,000  $  49,749,722
----------------------------------------------------------------------------
5.34%                                    10/15/99     100,000     99,347,334
----------------------------------------------------------------------------
5.35%                                    10/22/99      50,000     49,621,042
----------------------------------------------------------------------------
Clipper Receivables Corp.
5.13%                                    09/03/99      50,000     49,985,750
----------------------------------------------------------------------------
5.12%                                    09/07/99      50,000     49,957,333
----------------------------------------------------------------------------
5.30%                                    10/05/99      50,000     49,749,722
----------------------------------------------------------------------------
5.30%                                    10/08/99      80,000     79,564,222
----------------------------------------------------------------------------
Corporate Receivables Corp.
5.12%                                    09/08/99      50,000     49,950,222
----------------------------------------------------------------------------
5.12%                                    09/15/99      50,000     49,900,444
----------------------------------------------------------------------------
5.13%                                    09/15/99      50,000     49,900,250
----------------------------------------------------------------------------
5.12%                                    09/16/99      50,000     49,893,333
----------------------------------------------------------------------------
5.11%                                    09/20/99      50,000     49,865,153
----------------------------------------------------------------------------
5.13%                                    09/21/99      30,000     29,914,500
----------------------------------------------------------------------------
5.13%                                    09/23/99      50,000     49,843,250
----------------------------------------------------------------------------
5.30%                                    10/04/99      75,000     74,635,625
----------------------------------------------------------------------------
5.30%                                    10/08/99      50,000     49,727,639
----------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
5.16%                                    09/14/99      50,000     49,906,833
----------------------------------------------------------------------------
Enterprise Funding Corp.
5.13%                                    09/10/99      50,000     49,935,875
----------------------------------------------------------------------------
5.17%                                    09/28/99      24,693     24,597,253
----------------------------------------------------------------------------
5.20%                                    09/28/99      53,999     53,788,404
----------------------------------------------------------------------------
5.28%                                    09/30/99      25,185     25,077,880
----------------------------------------------------------------------------
5.35%                                    10/07/99      17,632     17,537,669
----------------------------------------------------------------------------
Falcon Asset Securitization Corp.
4.13%                                    09/09/99      50,000     49,943,000
----------------------------------------------------------------------------
5.16%                                    09/15/99      40,000     39,919,733
----------------------------------------------------------------------------
5.17%                                    09/27/99      25,000     24,906,653
----------------------------------------------------------------------------
Mont Blanc Capital Corp.
5.35%                                    10/19/99      40,000     39,714,667
----------------------------------------------------------------------------
Monte Rosa Capital Corp.
5.35%                                    10/13/99      92,000     91,425,767
----------------------------------------------------------------------------
5.35%                                    10/15/99      25,000     24,836,528
----------------------------------------------------------------------------
5.35%                                    10/18/99      47,000     46,671,718
----------------------------------------------------------------------------

                                                       PAR
                                         MATURITY     (000)       VALUE

ASSET-BACKED SECURITIES-MULTI-PURPOSE - (CONTINUED)

Newport Funding Corp.
5.13%                                    09/16/99   $ 50,000   $ 49,893,125
---------------------------------------------------------------------------
5.13%                                    09/21/99     50,000     49,857,500
---------------------------------------------------------------------------
5.30%                                    10/07/99    100,000     99,470,000
---------------------------------------------------------------------------
5.35%                                    10/22/99     50,000     49,621,042
---------------------------------------------------------------------------
Park Avenue Receivables Corp.
5.12%                                    09/10/99     35,000     34,955,200
---------------------------------------------------------------------------
5.14%                                    09/22/99     40,119     39,998,710
---------------------------------------------------------------------------
5.19%                                    09/22/99     50,000     49,848,625
---------------------------------------------------------------------------
5.35%                                    10/12/99     29,976     29,793,355
---------------------------------------------------------------------------
Preferred Receivables Funding Corp.
5.12%                                    09/13/99     25,000     24,957,333
---------------------------------------------------------------------------
5.13%                                    09/13/99     20,000     19,965,800
---------------------------------------------------------------------------
5.13%                                    09/16/99     50,000     49,893,125
---------------------------------------------------------------------------
5.12%                                    09/20/99     10,000      9,972,978
---------------------------------------------------------------------------
5.30%                                    10/05/99     24,800     24,675,862
---------------------------------------------------------------------------
Quincy Capital Corp.
5.13%                                    09/07/99     50,000     49,957,250
---------------------------------------------------------------------------
5.12%                                    09/08/99     31,655     31,623,486
---------------------------------------------------------------------------
5.12%                                    09/14/99     88,620     88,456,151
---------------------------------------------------------------------------
5.13%                                    09/14/99     27,151     27,100,703
---------------------------------------------------------------------------
5.14%                                    09/16/99     26,066     26,010,175
---------------------------------------------------------------------------
5.12%                                    09/17/99     30,226     30,157,219
---------------------------------------------------------------------------
5.17%                                    09/20/99     29,997     29,915,150
---------------------------------------------------------------------------
5.30%                                    10/06/99     74,274     73,891,283
---------------------------------------------------------------------------
5.30%                                    10/07/99     57,131     56,828,206
---------------------------------------------------------------------------
5.35%                                    10/12/99     55,101     54,765,266
---------------------------------------------------------------------------
Receivables Capital Corp.
5.14%                                    09/16/99     20,000     19,957,167
---------------------------------------------------------------------------
5.30%                                    10/06/99     53,193     52,918,908
---------------------------------------------------------------------------
5.30%                                    10/08/99     83,865     83,408,169
---------------------------------------------------------------------------
Sheffield Receivables Corp.
5.15%                                    09/24/99     22,500     22,425,969
---------------------------------------------------------------------------
5.22%                                    09/28/99     42,800     42,632,438
---------------------------------------------------------------------------
5.28%                                    10/04/99     80,400     80,010,864
---------------------------------------------------------------------------
5.38%                                    10/15/99     42,200     41,922,511
---------------------------------------------------------------------------
                                                              2,764,751,091
---------------------------------------------------------------------------

                                                          PAR
                                             MATURITY    (000)        VALUE
ASSET-BACKED SECURITIES-TRADE RECEIVABLES - 11.33%

Asset Securitization Cooperative Corp.
5.12%                                        09/17/99  $ 30,000  $  29,931,733
------------------------------------------------------------------------------
5.12%                                        09/20/99    50,000     49,864,889
------------------------------------------------------------------------------
5.15%                                        09/27/99    50,000     49,814,028
------------------------------------------------------------------------------
Ciesco, L.P.
5.16%                                        09/22/99    50,000     49,849,500
------------------------------------------------------------------------------
Corporate Asset Funding Co., Inc.
5.12%                                        09/01/99    20,000     20,000,000
------------------------------------------------------------------------------
5.12%                                        09/09/99    50,000     49,943,111
------------------------------------------------------------------------------
5.16%                                        09/23/99    40,000     39,873,867
------------------------------------------------------------------------------
5.20%                                        09/28/99    75,000     74,707,500
------------------------------------------------------------------------------
5.31%                                        10/08/99    50,000     49,727,125
------------------------------------------------------------------------------
Delaware Funding Corp.
5.12%                                        09/10/99    25,000     24,968,000
------------------------------------------------------------------------------
5.13%                                        09/15/99    25,059     25,009,007
------------------------------------------------------------------------------
5.18%                                        09/20/99    32,031     31,943,431
------------------------------------------------------------------------------
5.33%                                        10/08/99    66,368     66,004,432
------------------------------------------------------------------------------
Variable Funding Capital
5.12%                                        09/07/99    50,000     49,957,333
------------------------------------------------------------------------------
5.11%                                        09/13/99    25,000     24,957,416
------------------------------------------------------------------------------
5.13%                                        09/14/99    20,000     19,962,950
------------------------------------------------------------------------------
5.30%                                        10/07/99    59,075     58,761,903
------------------------------------------------------------------------------
5.34%                                        10/13/99   100,000     99,377,000
------------------------------------------------------------------------------
5.34%                                        10/18/99    50,000     49,651,417
------------------------------------------------------------------------------
5.34%                                        10/19/99    50,000     49,644,000
------------------------------------------------------------------------------
5.35%                                        10/22/99    75,000     74,431,563
------------------------------------------------------------------------------
                                                                   988,380,205
------------------------------------------------------------------------------

BANKING - 3.48%

Canadian Imperial Holdings, Inc.
5.10%                                        09/01/99    30,000     30,000,000
------------------------------------------------------------------------------
Citicorp
5.15%                                        09/21/99    70,000     69,799,722
------------------------------------------------------------------------------
Banc One Financial Corp.
5.11%                                        09/08/99    50,000     49,950,319
------------------------------------------------------------------------------
5.13%                                        09/13/99    35,000     34,940,150
------------------------------------------------------------------------------
5.28%                                        10/04/99    45,000     44,782,200
------------------------------------------------------------------------------
5.26%                                        10/12/99    15,000     14,910,142
------------------------------------------------------------------------------
5.34%                                        10/18/99    60,000     59,581,700
------------------------------------------------------------------------------
                                                                   303,964,233
------------------------------------------------------------------------------

                                                            PAR
                                              MATURITY     (000)       VALUE
BROKERAGE/INVESTMENTS - 1.15%

Bear, Stearns & Co., Inc.
5.12%                                         09/08/99   $ 50,000  $  49,950,222
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
5.30%                                         10/01/99     50,000     49,779,167
--------------------------------------------------------------------------------
                                                                      99,729,389
================================================================================

FINANCIAL (DIVERSIFIED) - 12.62%

Ameritech Capital Funding Corp.
5.08%                                         09/02/99     50,000     49,992,944
--------------------------------------------------------------------------------
Associates First Capital Corp.
5.15%                                         09/21/99     50,000     49,856,944
--------------------------------------------------------------------------------
5.14%                                         09/23/99     40,000     39,874,356
--------------------------------------------------------------------------------
5.33%                                         10/20/99     50,000     49,637,264
--------------------------------------------------------------------------------
5.33%                                         10/26/99     30,000     29,755,708
--------------------------------------------------------------------------------
BellSouth Capital Funding Corp.
5.12%                                         09/22/99     50,000     49,850,667
--------------------------------------------------------------------------------
CIT Group Holdings, Inc. (The)
5.30%                                         10/26/99     50,000     49,595,139
--------------------------------------------------------------------------------
Commercial Credit Co.
5.11%                                         09/10/99     50,000     49,936,125
--------------------------------------------------------------------------------
Deere (John) Capital Corp.
5.13%                                         09/17/99     50,000     49,886,000
--------------------------------------------------------------------------------
Deutsche Bank Financial Inc.
5.10%                                         09/03/99     50,000     49,985,833
--------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc.
5.11%                                         09/02/99     50,000     49,992,903
--------------------------------------------------------------------------------
Ford Motor Credit Co.
5.11%                                         09/03/99     50,000     49,985,806
--------------------------------------------------------------------------------
5.13%                                         09/15/99     50,000     49,900,250
--------------------------------------------------------------------------------
5.30%                                         10/06/99     50,000     49,742,361
--------------------------------------------------------------------------------
General Electric Capital Services
5.31%                                         10/19/99    100,000     99,292,000
--------------------------------------------------------------------------------
5.30%                                         10/20/99    100,000     99,278,612
--------------------------------------------------------------------------------
General Motors Acceptance Corp.
5.31%                                         10/20/99     50,000     49,638,625
--------------------------------------------------------------------------------
International Lease Finance Corp.
5.08%                                         09/09/99     50,000     49,943,556
--------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.
5.24%                                         10/12/99     35,000     34,791,128
--------------------------------------------------------------------------------

                                                            PAR
                                              MATURITY     (000)        VALUE
UBS Finance (Delaware) Inc.
5.11%                                        09/02/99   $ 50,000  $   49,992,903
--------------------------------------------------------------------------------
5.25%                                        10/12/99     50,000      49,701,042
--------------------------------------------------------------------------------
                                                                   1,100,630,166
--------------------------------------------------------------------------------

INSURANCE (LIFE) - 0.57%

Prudential Funding Corp.
5.16%                                        09/21/99     50,000      49,856,667
--------------------------------------------------------------------------------

PERSONAL CREDIT - 1.14%

American Express Credit Corp.
5.07%                                        09/01/99     50,000      50,000,000
--------------------------------------------------------------------------------
5.27%                                        10/26/99     50,000      49,597,431
--------------------------------------------------------------------------------
                                                                      99,597,431
--------------------------------------------------------------------------------

MULTIPLE INDUSTRY - 0.56%

American General Corp.
5.31%                                        10/25/99     50,000      49,601,750
--------------------------------------------------------------------------------
  Total Financial                                                  6,240,078,749
--------------------------------------------------------------------------------

TECHNOLOGY - 0.39%

COMPUTERS (SOFTWARE & SERVICES) - 0.39%

Electronic Data Systems Corp.
5.13%                                        09/24/99     33,550      33,440,040
--------------------------------------------------------------------------------
  Total Technology                                                    33,440,040
--------------------------------------------------------------------------------

UTILITIES - 1.14%

TELEPHONE - 1.14%

BellSouth Telecommunications, Inc.
5.28%                                        10/15/99     50,000      49,677,333
--------------------------------------------------------------------------------
SBC Communications, Inc.
5.28%                                        10/27/99     50,000      49,589,333
--------------------------------------------------------------------------------
  Total Utilities                                                     99,266,666
--------------------------------------------------------------------------------
  Total Commercial Paper (Cost - $7,195,481,691)                   7,195,481,691
--------------------------------------------------------------------------------

MASTER NOTE AGREEMENT - 3.57%

Merrill Lynch Mortgage Capital, Inc.
5.82%(b)                                     08/17/00    311,525     311,525,000
--------------------------------------------------------------------------------
  Total Master Note Agreement (Cost - $311,525,000)                  311,525,000
--------------------------------------------------------------------------------

                                                       PAR
                                          MATURITY    (000)       VALUE
MEDIUM TERM NOTE - 0.45%

Toyota Motor Credit Corp.
5.26%                                     09/29/99  $ 40,000  $  39,996,709
---------------------------------------------------------------------------
  Total Medium Term Note (cost - $39,996,709)                    39,996,709
---------------------------------------------------------------------------
  Total Investments (excluding Repurchase Agreements)         7,547,003,400
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 13.95%(c)

Dean Witter Reynolds Inc.
 5.51%(d)                                 09/01/99   163,902    163,901,609
---------------------------------------------------------------------------
Goldman, Sachs & Co.
 5.40%(e)                                 01/24/00   100,000    100,000,000
---------------------------------------------------------------------------
 4.625%(f)                                01/26/00   100,000    100,000,000
---------------------------------------------------------------------------
Salomon Smith Barney Inc.
 5.51%(g)                                       --   853,000    853,000,000
---------------------------------------------------------------------------
  Total Repurchase Agreements (Cost - $1,216,901,609)         1,216,901,609
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.45%                                   8,763,905,009(h)
---------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.45%)                         (39,680,318)
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                         $8,724,224,691
===========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Master Note Purchase Agreement may be terminated by either party upon one business day prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(c) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 08/31/99 with a maturing value of $300,045,913. Collateralized by $312,373,000 U.S. Government obligations, 0% to 8.25% due 09/14/99 to 05/15/29 with an aggregate market value at 08/31/99 of $306,004,298.
(e) Term repurchase agreement entered into 07/29/99; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $105,904,376 U.S. Government Agency securities, 5.00% to 7.50% due 09/01/06 to 08/01/29 with an aggregate market value at 08/31/99 of $102,000,000.
(f) Term repurchase agreement entered into 08/13/99; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $106,703,765 U.S. Government Agency securities, 5.50% to 8.00% due 01/01/05 to 08/01/29 with an aggregate market value at 08/31/99 of $102,000,001.
(g) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $880,779,143 U.S. Government obligations, 0% to 6.85% due 10/21/99 to 01/15/29 with an aggregate market value at 08/31/99 of $889,114,611.
(h) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $7,547,003,400
------------------------------------------------------------------------
Repurchase agreements                                      1,216,901,609
------------------------------------------------------------------------
Interest receivable                                            2,570,288
------------------------------------------------------------------------
Investment for deferred compensation plan                        133,814
------------------------------------------------------------------------
Other assets                                                     473,146
------------------------------------------------------------------------
  Total assets                                             8,767,082,257
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                                   41,245,353
------------------------------------------------------------------------
  Deferred compensation                                          133,814
------------------------------------------------------------------------
Accrued administrative services fees                              37,708
------------------------------------------------------------------------
Accrued advisory fees                                            455,928
------------------------------------------------------------------------
Accrued distribution fees                                        409,769
------------------------------------------------------------------------
Accrued transfer agent fees                                       92,318
------------------------------------------------------------------------
Accrued operating expenses                                       482,676
------------------------------------------------------------------------
  Total liabilities                                           42,857,566
------------------------------------------------------------------------
NET ASSETS                                                $8,724,224,691
========================================================================

NET ASSETS:

Institutional Class                                       $6,210,056,165
========================================================================
Private Investment Class                                  $  384,893,974
========================================================================
Personal Investment Class                                 $   87,753,556
========================================================================
Cash Management Class                                     $1,253,799,271
========================================================================
Reserve Class                                             $  121,782,725
========================================================================
Resource Class                                            $  665,939,000
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        6,210,062,703
========================================================================
Private Investment Class                                     384,894,228
========================================================================
Personal Investment Class                                     87,753,580
========================================================================
Cash Management Class                                      1,253,799,009
========================================================================
Reserve Class                                                121,782,724
========================================================================
Resource Class                                               665,938,785
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1999

INVESTMENT INCOME:

Interest income                                              $  488,890,186
===========================================================================

EXPENSES:

Advisory fees                                                     5,205,023
---------------------------------------------------------------------------
Custodian fees                                                      419,158
---------------------------------------------------------------------------
Administrative services fees                                        258,934
---------------------------------------------------------------------------
Directors' fees and expenses                                         63,108
---------------------------------------------------------------------------
Transfer agent fees                                               1,057,109
---------------------------------------------------------------------------
Distribution fees (Note 2)                                        5,691,057
---------------------------------------------------------------------------
Other                                                             1,130,340
===========================================================================
  Total expenses                                                 13,824,729
===========================================================================
Less: Fee waivers                                                (1,675,069)
===========================================================================
  Net expenses                                                   12,149,660
===========================================================================
Net investment income                                           476,740,526
===========================================================================
Net increase in net assets resulting from operations         $  476,740,526
===========================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1999 and 1998

                                                  1999            1998
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  476,740,526  $  423,578,403
===========================================================================
  Net increase in net assets resulting from
   operations                                   476,740,526     423,578,403
===========================================================================
Distributions to shareholders from net
 investment income:
  Institutional Class                          (364,347,968)   (334,784,531)
---------------------------------------------------------------------------
  Private Investment Class                      (18,159,703)    (14,188,012)
---------------------------------------------------------------------------
  Personal Investment Class                      (6,869,222)     (5,889,522)
---------------------------------------------------------------------------
  Cash Management Class                         (57,786,622)    (49,287,200)
---------------------------------------------------------------------------
  Reserve Class                                  (1,195,139)    (19,429,138)
---------------------------------------------------------------------------
  Resource Class                                (28,381,872)             --
---------------------------------------------------------------------------
Capital stock transactions-net (See Note 4)     884,926,848     984,587,209
---------------------------------------------------------------------------
  Net increase in net assets                    884,926,848     984,587,209
---------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         7,839,297,843   6,854,710,634
---------------------------------------------------------------------------
  End of period                              $8,724,224,691  $7,839,297,843
===========================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $8,724,231,029  $7,839,304,181
---------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                              (6,338)         (6,338)
---------------------------------------------------------------------------
                                             $8,724,224,691  $7,839,297,843
===========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares:
the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $100 million                 0.20%
----------------------------------------
Over $100 million to $200 million  0.15%
----------------------------------------
Over $200 million to $300 million  0.10%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended August 31, 1999, AIM was paid $258,934 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended August 31, 1999, AFS was paid $903,145 for such services.

   Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1999, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class paid $1,155,429, $758,574, $935,042, $940,270, and $226,673, respectively, as compensation under the Plan. FMC waived fees of $1,675,069 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC and AFS.
    During the year ended August 31, 1999, the Portfolio paid legal fees of $20,924 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the year ended August 31, 1999 and 1998 were as follows.

                                               1999                                 1998
                                ------------------------------------  ---------------------------------
                                     SHARES             AMOUNT            SHARES            AMOUNT
                                -----------------  -----------------  ---------------  ----------------
Sold:
  Institutional Class             109,937,908,800  $ 109,937,908,800   70,953,094,776  $ 70,953,094,776
-------------------------------------------------------------------------------------------------------
  Private Investment Class          3,170,645,036      3,170,645,036    2,265,361,261     2,265,361,261
-------------------------------------------------------------------------------------------------------
  Personal Investment Class         1,878,724,152      1,878,724,152    1,442,106,992     1,442,106,992
-------------------------------------------------------------------------------------------------------
  Cash Management Class            12,368,423,760     12,368,423,760   10,266,695,255    10,266,695,255
-------------------------------------------------------------------------------------------------------
  Reserve Class*                      427,972,822        427,972,822               --                --
-------------------------------------------------------------------------------------------------------
  Resource Class                    4,803,364,271      4,803,364,271    5,571,480,416     5,571,480,416
-------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Institutional Class                  27,367,341         27,367,341       25,834,568        25,834,568
-------------------------------------------------------------------------------------------------------
  Private Investment Class              9,729,854          9,729,854        6,616,509         6,616,509
-------------------------------------------------------------------------------------------------------
  Personal Investment Class             7,060,491          7,060,491        5,817,504         5,817,504
-------------------------------------------------------------------------------------------------------
  Cash Management Class                43,017,293         43,017,293       27,781,043        27,781,043
-------------------------------------------------------------------------------------------------------
  Reserve Class*                          763,247            763,247               --                --
-------------------------------------------------------------------------------------------------------
  Resource Class                       24,478,821         24,478,821       16,446,253        16,446,253
-------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class            (109,599,031,637)  (109,599,031,637) (70,728,159,503)  (70,728,159,503)
-------------------------------------------------------------------------------------------------------
  Private Investment Class         (3,090,291,929)    (3,090,291,929)  (2,212,613,562)   (2,212,613,562)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class        (1,938,117,905)    (1,938,117,905)  (1,405,052,971)   (1,405,052,971)
-------------------------------------------------------------------------------------------------------
  Cash Management Class           (12,019,849,792)   (12,019,849,792) (10,199,573,686)  (10,199,573,686)
-------------------------------------------------------------------------------------------------------
  Reserve Class*                     (306,953,345)      (306,953,345)              --                --
-------------------------------------------------------------------------------------------------------
  Resource Class                   (4,860,284,432)    (4,860,284,432)  (5,051,247,646)   (5,051,247,646)
-------------------------------------------------------------------------------------------------------
Net increase                          884,926,848  $     884,926,848      984,587,209  $    984,587,209
=======================================================================================================

* The Reserve Class commenced sales on January 4, 1999.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our reponsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
---------------------
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Cash Management Class capital stock outstanding for each of the years in the five-year period ended August 31, 1999.

                                                           1999          1998      1997      1996      1995
                                                        ----------     --------  --------  --------  --------
Net asset value, beginning of period                    $     1.00     $   1.00  $   1.00  $   1.00  $   1.00
------------------------------------------------------- ----------     --------  --------  --------  --------
Income from investment operations:
  Net investment income                                       0.05         0.05      0.05      0.05      0.06
------------------------------------------------------- ----------     --------  --------  --------  --------
Less distributions:
  Dividends from net investment income                       (0.05)       (0.05)    (0.05)    (0.05)    (0.06)
------------------------------------------------------- ----------     --------  --------  --------  --------
Net asset value, end of period                          $     1.00     $   1.00  $   1.00  $   1.00  $   1.00
======================================================= ==========     ========  ========  ========  ========
Total return                                                  5.07%        5.62%     5.45%     5.55%     5.71%
======================================================= ==========     ========  ========  ========  ========
Ratios/supplemental data:
Net assets, end ofperiod (000s omitted)                 $1,253,799     $862,207  $767,304  $507,247  $194,479
======================================================= ==========     ========  ========  ========  ========
Ratio of expenses to average net assets(a)                    0.17%(b)     0.17%     0.17%     0.17%     0.17%
======================================================= ==========     ========  ========  ========  ========
Ratio of net investment income to average net assets(c)       4.94%(b)     5.48%     5.33%     5.38%     5.69%
======================================================= ==========     ========  ========  ========  ========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.19%, 0.19%, 0.19%, 0.19% and 0.32% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $1,168,802,213.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.92%, 5.46%, 5.31%, 5.36% and 5.54% for the periods 1999-1995, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
-----------------
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Institutional Class capital stock outstanding for each of the years in the five-year period ended August 31, 1999.

                            1999           1998        1997        1996        1995
                         ----------     ----------  ----------  ----------  ----------
Net asset value,
 beginning of period     $     1.00     $     1.00  $     1.00  $     1.00  $     1.00
-----------------------  ----------     ----------  ----------  ----------  ----------
Income from investment
 operations:
  Net investment income        0.05           0.06        0.05        0.05        0.06
-----------------------  ----------     ----------  ----------  ----------  ----------
Less distributions:
  Dividends from net
   investment income          (0.05)         (0.06)      (0.05)      (0.05)      (0.06)
-----------------------  ----------     ----------  ----------  ----------  ----------
Net asset value, end of
 period                  $     1.00     $     1.00  $     1.00  $     1.00  $     1.00
=======================  ==========     ==========  ==========  ==========  ==========
Total return                   5.15%          5.71%       5.54%       5.64%       5.80%
=======================  ==========     ==========  ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $6,210,056     $5,843,813  $5,593,043  $5,264,601  $3,752,693
=======================  ==========     ==========  ==========  ==========  ==========
Ratio of expenses to
 average net assets            0.09%(a)       0.09%       0.09%       0.09%       0.09%
=======================  ==========     ==========  ==========  ==========  ==========
Ratio of net investment
 income to average net
 assets                        5.02%(a)       5.56%       5.40%       5.48%       5.64%
=======================  ==========     ==========  ==========  ==========  ==========

(a) Ratios based on average net assets of $7,248,383,889.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
-----------------
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Personal Investment Class capital stock outstanding for each of the years in the five-year period ended August 31, 1999.

                          1999         1998     1997      1996      1995
                         -------     --------  -------  ---------  -------
Net asset value,
 beginning of period     $  1.00     $   1.00  $  1.00  $    1.00  $  1.00
-----------------------  -------     --------  -------  ---------  -------
Income from investment
 operations:
  Net investment income     0.05         0.05     0.05       0.05     0.05
-----------------------  -------     --------  -------  ---------  -------
Less distributions:
  Dividends from net
   investment income       (0.05)       (0.05)   (0.05)     (0.05)   (0.05)
-----------------------  -------     --------  -------  ---------  -------
Net asset value, end of
 period                  $  1.00     $   1.00  $  1.00  $    1.00  $  1.00
=======================  =======     ========  =======  =========  =======
Total return                4.63%        5.18%    5.01%      5.11%    5.27%
=======================  =======     ========  =======  =========  =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $87,754     $140,087  $97,215   $112,645  $99,630
=======================  =======     ========  =======  =========  =======
Ratio of expenses to
 average net assets(a)      0.59%(b)     0.59%    0.59%      0.59%    0.59%
=======================  =======     ========  =======  =========  =======
Ratio of net investment
 income to average net
 assets(c)                  4.52%(b)     5.06%    4.89%      4.99%    5.23%
=======================  =======     ========  =======  =========  =======

(a) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.84%, 0.84%, 0.84%, 0.89% and 0.86% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $151,714,818.
(c) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.27%, 4.81%, 4.64%, 4.69% and 4.96% for the periods 1999-1995, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
-----------------
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding for each of the years in the five-year period ended August 31, 1999.

                             1999         1998      1997      1996      1995
                           --------     --------  --------  --------  --------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
-------------------------  --------     --------  --------  --------  --------
Income from investment
 operations:
  Net investment income        0.05         0.05      0.05      0.05      0.05
-------------------------  --------     --------  --------  --------  --------
Less distributions:
  Dividends from net
   investment income          (0.05)       (0.05)    (0.05)    (0.05)    (0.05)
-------------------------  --------     --------  --------  --------  --------
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
=========================  ========     ========  ========  ========  ========
Total return                   4.84%        5.39%     5.21%     5.32%     5.48%
=========================  ========     ========  ========  ========  ========
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $384,894     $294,811  $235,447  $209,443  $154,278
=========================  ========     ========  ========  ========  ========
Ratio of expenses to
 average net assets(a)         0.39%(b)     0.39%     0.39%     0.39%     0.39%
=========================  ========     ========  ========  ========  ========
Ratio of net investment
 income to average net
 assets(c)                     4.72%(b)     5.26%     5.10%     5.20%     5.50%
=========================  ========     ========  ========  ========  ========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.59%, 0.59%, 0.59%, 0.59% and 0.60% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $385,143,051.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.52%, 5.06%, 4.90%, 5.00% and 5.29% for the periods 1999-1995, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period January 4, 1999 (date sales commenced for the Reserve Class) through August 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our reponsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period January 4, 1999 (date sales commenced for the Reserve Class) through August 31, 1999, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
------------------
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Reserve Class outstanding during the period January 4, 1999 (date sales commenced) through August 31, 1999.

                                                         AUGUST 31,
                                                            1999
                                                         ----------
Net asset value, beginning of period                      $   1.00
-------------------------------------------------------   --------
Income from investment operations:
  Net investment income                                       0.03
-------------------------------------------------------   --------
Less distributions:
  Dividends from net investment income                       (0.03)
-------------------------------------------------------   --------
Net asset value, end of period                            $   1.00
=======================================================   ========
Total return(a)                                               2.73%
=======================================================   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $121,783
=======================================================   ========
Ratio of expenses to average net assets(b)                    0.89%(c)
=======================================================   ========
Ratio of net investment income to average net assets(d)       4.22%(c)
=======================================================   ========

(a) Not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.09% (annualized).
(c) Ratios are annualized and based on average net assets of $42,559,418.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 4.02% (annualized).

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period January 16, 1996 (date sales commenced for the Resource Class) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our reponsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period January 16, 1996 (date sales commenced for the Resource Class) through August 31, 1996, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
-------------------
KPMG LLP

October 1, 1999
Houston, Texas

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Resource Class capital stock outstanding for each of the years in the three-year period ended August 31, 1999 and the period January 16, 1996 (date sales commenced) through August 31, 1996.

                                     1999         1998      1997     1996
                                   --------     --------  --------  -------
Net asset value, beginning of
 period                            $   1.00     $   1.00  $   1.00  $  1.00
---------------------------------  --------     --------  --------  -------
Income from investment
 operations:
  Net investment income                0.05         0.05      0.05     0.03
---------------------------------  --------     --------  --------  -------
Less distributions:
  Dividends from net investment
   income                             (0.05)       (0.05)    (0.05)   (0.03)
---------------------------------  --------     --------  --------  -------
Net asset value, end of period     $   1.00     $   1.00  $   1.00  $  1.00
=================================  ========     ========  ========  =======
Total return                           4.99%        5.54%     5.36%    3.28%
=================================  ========     ========  ========  =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                          $665,939     $698,380  $161,701  $58,012
=================================  ========     ========  ========  =======
Ratio of expenses to average net
 assets(a)                             0.25%(b)     0.25%     0.25%    0.25%(c)
=================================  ========     ========  ========  =======
Ratio of net investment income to
 average net assets(d)                 4.86%(b)     5.40%     5.25%    5.18%(c)
=================================  ========     ========  ========  =======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursement were 0.29%, 0.29%, 0.29% and 0.29% (annualized) for the periods 1999-1996, respectively.
(b) Ratios based on average net assets of $587,668,917.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.82%, 5.36%, 5.21% and 5.14% (annualized) for the periods 1999-1996, respectively.

                                    PART C
                               OTHER INFORMATION


Item 23       Exhibits

    Exhibit
    Number
    ------

    a(1)  -  (a)  Articles of Incorporation of Registrant, as filed with the
                  State of Maryland on May 3, 1993, were filed as an Exhibit to Registrant's initial Registration Statement on July 19, 1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and are hereby incorporated by reference.

          - (b) Certificate of Correction of Registrant, as filed with the State of Maryland on June 10, 1993, was filed as an Exhibit to Registrant's initial Registration Statement on July 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and is hereby incorporated by reference.

          - (c) Articles of Amendment of Registrant, as filed with the State of Maryland on October 15, 1993, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and are hereby incorporated by reference.

          - (d) Articles Supplementary of Registrant, as filed with the State of Maryland on October 10, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and are hereby incorporated by reference.

          - (e) Articles Supplementary of Registrant, as filed with the State of Maryland on November 6, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and are hereby incorporated by reference.

          - (f) Articles of Amendment of Registrant, as filed with the State of Maryland on November 6, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and are hereby incorporated by reference.

          - (g) Certificate of Correction of Registrant, as filed with the State of Maryland on November 8, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and is hereby incorporated by reference.

          - (h) Certificate of Correction of Registrant, as filed with the State of Maryland on August 5, 1996, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          - (i) Certificate of Correction of Registrant, as filed with the State of Maryland on August 5, 1996, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          - (j) Articles Supplementary of Registrant as filed with the State of Maryland on August 7, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and are hereby incorporated by reference.

          - (k) Articles Supplementary of Registrant as filed with the State of Maryland on June 12, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 8 on December 17, 1997, and are hereby incorporated by reference.

          - (l) Articles of Amendment of Registrant, as filed with the State of Maryland on October 1, 1998, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on November 25, 1998, and are hereby incorporated by reference.

          - (m) Articles Supplementary of Registrant, as filed with the State of Maryland on November 5, 1998, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on November 25, 1998, and are hereby incorporated by reference.

          - (n) Articles Supplementary of Registrant, as filed with the State of Maryland on June 9, 1999, are filed herewith electronically.

    b(1)  -  (a)  By-Laws of Registrant were filed as an exhibit to Registrant's initial Registration Statement on July 19, 1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          - (b) First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

     (2)  -  (a)  Amended and Restated By-Laws of Registrant, dated December 11,
                  1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 8 on December 17, 1997, and are hereby incorporated by reference.

          - (b) First Amendment, dated June 9, 1999, to By-Laws of Registrant, are filed herewith electronically.

    c(1)  -       Form of Specimen Certificate for Liquid Assets Portfolio was
                  filed as an exhibit to Registrant's Pre-Effective Amendment
                  No. 1 on October 1, 1993, and is hereby incorporated by reference.

     (2)  -       Form of Specimen Certificate for Prime Portfolio - Cash
                  Management Class was filed as an exhibit to Registrant's Post-
                  Effective Amendment No. 1 on October 15, 1993, and is hereby incorporated by reference.

     (3)  -       Form of Specimen Certificate for Prime Portfolio -
                  Institutional Class was filed as an exhibit to Registrant's
                  Post-Effective Amendment No. 1 on October 15, 1993, and is hereby incorporated by reference.

     (4)  -       Form of Specimen Certificate for Prime Portfolio - Personal
                  Investment Class was filed as an exhibit to Registrant's Post-
                  Effective Amendment No. 1 on October 15, 1993, and is hereby incorporated by reference.

     (5)  -       Form of Specimen Certificate for Prime Portfolio - Private
                  Investment Class was filed as an exhibit to Registrant's Post-
                  Effective Amendment No. 1 on October 15, 1993, and is hereby incorporated by reference.

     (6)  -       Form of Specimen Certificate for Prime Portfolio - Resource
                  Class was filed electronically as an Exhibit to Post-Effective
                  Amendment No. 4 on November 8, 1995, and is hereby incorporated by reference.

     (7)  -       Form of Specimen Certificate for Liquid Assets Portfolio -
                  Cash Management Class was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and is hereby incorporated by reference.

     (8)  -       Form of Specimen Certificate for Liquid Assets Portfolio -
                  Private Investment Class was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, is hereby incorporated by reference.

    d(1)  -       Master Investment Advisory Agreement between Registrant and
                  A I M Advisors, Inc. dated August 6, 1993 was filed as an
                  Exhibit to Registrant's Post-Effective Amendment No. 1 on
                  October 15, 1993.

     (2)  -       Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on
                  August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

     (3)  -       Master Investment Advisory Agreement dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on December 17, 1997, and is hereby incorporated by reference.

    e(1)  -       Master Distribution Agreement between Registrant and Fund
                  Management Company dated August 6, 1993 was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                  October 15, 1993.

     (2)  -  (a)  Master Distribution Agreement between Registrant and Fund
                  Management Company, dated October 18, 1993, was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

             (b) Amendment No. 1, dated September 19, 1995, to Master Distribution Agreement between Registrant and Fund Management Company, dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

             (c) Amendment No. 2, dated as of December 4, 1995, to Master Distribution Agreement between Registrant and Fund Management Company, dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 5 on July 9, 1996.

             (d) Amendment No. 3, dated June 11, 1996, to Master Distribution Agreement between Registrant and Fund Management Company, dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996.

     (3)  -  (a)  Master Distribution Agreement between Registrant and Fund
                  Management Company dated February 28, 1997 was filed electronically as an Exhibit to Post-

                  Effective Amendment No. 8 on December 17, 1997, and is hereby incorporated by reference.

             (b) Amendment No. 1 to Master Distribution Agreement between Registrant and Fund Management Company dated February 28, 1997 is filed herewith electronically.

    f(1)  -       Retirement Plan for Eligible Directors/Trustees was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on
                  August 22, 1994, and is hereby incorporated by reference.

     (2)  -       Form of Deferred Compensation Agreement was filed as an
                  exhibit to Registrant's Post-Effective Amendment No. 2 on
                  August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996.

     (3)  -       Form of Deferred Compensation Agreement was filed
                  electronically as an Exhibit to Post-Effective Amendment No. 8 on December 17, 1997, and is hereby incorporated by reference.

    g(1)  -  (a)  Second Amended and Restated Custodian Agreement between the
                  Registrant and The Bank of New York, dated June 16, 1987, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          - (b) Amendment No. 1, dated May 17, 1993, to Second Amended and Restated Custodian Agreement between Registrant and The Bank of New York, dated June 16, 1987, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          - (c) Assignment and Acceptance of Assignment, dated October 15, 1993, to Second Amended and Restated Custodian Agreement, dated June 16, 1987, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          - (d) Amendment No. 2, dated October 19, 1993, to Second Amended and Restated Custodian Agreement, dated June 16, 1987, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          - (e) Letter Agreement, dated July 30, 1996, to Second Amended and Restated Custodian Agreement, dated June 16, 1987, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

    h(1)  -       Transfer Agency Agreement between the Registrant and State
                  Street Bank and Trust Company, dated October 15, 1993 was filed as an exhibit to Registrant's Post-Effective Amendment
                  No. 2 on August 22, 1994.

     (2)  -  (a)  Transfer Agency and Service Agreement between A I M
                  Institutional Fund Services, Inc. and Registrant, dated September 16, 1994, was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          - (b) Amendment No.1, dated July 1, 1995, to Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and Registrant, dated September 16, 1994, was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          - (c) Amendment No. 2, dated July 1, 1996, to Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and Registrant, dated September 16, 1994, was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on December 17, 1997.

          - (d) Amendment No. 3, dated July 1, 1997, to Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and Registrant, dated September 16, 1994, was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on December 17, 1997.

     (3)  -  (a)  Transfer Agency and Service Agreement, dated December 29,
                  1997, between A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on November 25, 1998, and is hereby incorporated by reference.

             (b) Amendment No. 1, dated January 1, 1999, to Transfer Agency and Service Agreement, between A I M Fund Services, Inc. and Registrant is filed herewith electronically.

             (c) Amendment No. 2, dated July 1, 1999, to Transfer Agency and Service Agreement, between A I M Fund Services, Inc. and Registrant is filed herewith electronically.


     (4)  -       Master Administrative Services Agreement between the
                  Registrant and A I M Advisors, Inc. dated August 6, 1993 was filed as an exhibit to Registrant's Post-Effective Amendment
                  No. 1 on October 15, 1993.

     (5)  -  (a)  Master Administrative Services Agreement between the
                  Registrant and A I M Advisors, Inc., dated October 18, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          - (b) Amendment No. 1, dated November 2, 1995, to Master Administrative Services Agreement between the Registrant and
                  A I M Advisors, Inc., dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          - (c) Amendment No. 2, dated as of December 4, 1995, to Master Administrative Services Agreement between the Registrant and
                  A I M Advisors, Inc., dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 5 on July 9, 1996.

          - (d) Amendment No. 3, dated June 11, 1996, to Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc. dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996.

     (6)  -  (a)  Master Administrative Services Agreement between the
                  Registrant and A I M Advisors, Inc., dated February 28, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on December 17, 1997, and is hereby incorporated by reference.

          - (b) Administrative Service Agreement between A I M Advisors, Inc. and A I M Fund Services, Inc., dated October 18, 1993, as amended on May 11, 1994, was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994.

          - (c) Amendment No. 2 to Administrative Services Agreement between A I M Advisors, Inc. and A I M Fund Services, Inc., dated October 18, 1993, as amended on May 11, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994.

          - (d) Amendment No. 3 to Administrative Services Agreement between A I M Advisors, Inc. and A I M Fund Services, Inc., dated October 18, 1993, as amended on May 11, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994.

          - (e) Form of Administrative Services Agreement between A I M Advisors, Inc. and A I M Institutional Fund Services, Inc., on behalf of the Portfolios and Classes of the Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994.

     (7)  -       Form of Memorandum of Agreement, between Registrant and Fund
                  Management Company

    i     -       Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.

    j     -       Consent of KPMG LLP is filed herewith electronically.

    k     -       Financial Statements - None.

    l     -       Agreements Concerning Initial Capitalization - None.

    m(1)  -       Master Distribution Plan Pursuant to Rule 12b-1 under the 1940
                  Act for Registrant's Prime Portfolio - Personal Investment
                  Class, Private Investment Class and Cash Management Class, and related forms of agreements were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21,
                  1994 and were filed electronically as an Exhibit to Post-
                  Effective Amendment No. 4 on November 8, 1995.

     (2)  -  (a)  Master Distribution Plan Pursuant to Rule 12b-1 under the 1940
                  Act, dated August 6, 1993, amended as of September 19, 1995 and December 4, 1995, and amended and restated as of December 4, 1995, for Registrant's Prime Portfolio - Personal Investment Class, Private Investment Class, Resource Class and Cash Management Class and Registrant's Liquid Assets
                  Portfolio - Private Investment Class and Cash Management Class, and related forms of agreements were filed electronically as an Exhibit to Post-Effective Amendment No. 5 on July 9, 1996.

             (b) Amendment No. 1, dated June 11, 1996, to Master Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act Amended and Restated as of December 4, 1995, for Registrant's Liquid Assets Portfolio - MSTC Cash Reserves Class was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996.

     (3)  -  (a)  Amended and Restated Master Distribution Plan Pursuant to Rule
                  12b-1, amended and restated as of June 30, 1997, for Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on December 17, 1997, and is hereby incorporated by reference.

          - (b) Amendment No. 1, dated December 18, 1998, to Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 for Registrant is filed herewith electronically.

     (4)  -       Form of Shareholder Service Agreement to be used in connection with Registrant's Amended and Restated Master Distribution
                  Plan, as amended, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on November 25, 1998, and is hereby incorporated by reference.

    n(1)  -  (a)  Multiple Class (Rule 18f-3) Plan was filed as an Exhibit to
                  Post-Effective Amendment No. 7 on December 23, 1996.

          - (b) Amended and Restated Multiple Class (Rule 18f-3) Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on December 17, 1997, and is hereby incorporated by reference.

          - (c) Second Amended and Restated Multiple Class (Rule 18f-3) Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on December 17, 1997, and is hereby incorporated by reference.

          - (d) Third Amended and Restated Multiple Class (Rule 18f-3) Plan, is filed herewith electronically.

    o(1)  -       The AIM Management Group Code of Ethics adopted May 1, 1981 and as amended August 17, 1999 relating to A I M Management
                  Group Inc. and A I M Advisors, Inc., is filed herewith electronically.

     (2)  -       Code of Ethics - None.

Item 24.  Persons Controlled by or Under Common Control with Registrant

     Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

          None.

Item 25.  Indemnification

     State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

     Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.  Business and Other Connections of Investment Advisor

     Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor and each director, officer or partner of any such investment advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

     The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the discussion under the captions "Fund Management" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "General Information about the Fund-- Investment Advisor" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 29(b) of this Part C of the Registration Statement.

Item 27.  Principal Underwriters

     (a) State the name of each investment company (other than Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment advisor.

          Fund Management Company, the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

          AIM Equity Funds, Inc. (Institutional Classes)
          AIM Investment Securities Fund (AIM Limited Maturity Treasury Fund - Institutional Class)
          Short-Term Investments Trust
          Tax-Free Investments Co.

     (b) Provide the information required by the following tables for each director, officer or partner of each principal underwriter named in response to Item 20.

          The following table sets forth information with respect to each director and officer of Fund Management Company:

Name and Principal       Position and Offices             Position and Offices
Business Address*        with Principal Underwriter       with Registrant
----------------         --------------------------       --------------------

Charles T. Bauer         Chairman of the Board of         Chairman and Director
                         Directors

J. Abbott Sprague        President and Director           Vice President

Robert H. Graham         Senior Vice President and        Director and President
                         Director

Mark D. Santero          Senior Vice President            None

William J. Wendel        Senior Vice President            None

Melville B. Cox          Vice President &                 Vice President
                         Chief Compliance Officer

Carol F. Relihan         Vice President,                  Senior Vice President
                         General Counsel and Director     & Secretary

Dawn M. Hawley           Vice President and Treasurer     None

Lisa A. Moss             Vice President, Assistant        Assistant Secretary
                         General Counsel and Assistant
                         Secretary

Stephen I. Winer         Vice President, Assistant        Assistant Secretary
                         General Counsel & Assistant
                         Secretary

James R. Anderson        Vice President                   None

Kathleen J. Pflueger     Secretary                        Assistant Secretary

David E. Hessel          Assistant Vice President,        None
                         Assistant Treasurer &
                         Controller

Rebecca Starling-        Assistant Vice President         None
Klatt

Jeffrey L. Horne         Assistant Vice President         None

Robert W. Morris,        Assistant Vice President         None
Jr.

Ann M. Srubar            Assistant Vice President         None

Dana R. Sutton           Assistant Vice President         Vice President &
                         & Assistant Treasurer            Treasurer

Nicholas D. White        Assistant Vice President         None

Nancy L. Martin          Assistant General Counsel &      Assistant Secretary
                         Assistant Secretary

Ofelia M. Mayo           Assistant General Counsel &      Assistant Secretary
                         Assistant Secretary

Samuel D. Sirko          Assistant General Counsel &      Assistant Secretary
                         Assistant Secretary

P. Michelle Grace        Assistant Secretary              Assistant Secretary

-----------------------------------
  *11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

     (c) Provide the information required by the following table for all commissions and other compensation received directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person.

Item 28.  Location of Accounts and Records

     State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, and Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Item 29.  Management Services

     Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract, the total amount paid and by whom, for the Registrant's last three fiscal years.

          Not applicable.

Item 30.  Undertakings

          Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Houston, Texas on the 8th day of November , 1999.

                                     Registrant:  SHORT-TERM INVESTMENTS CO.

                                     By:  /s/ ROBERT H. GRAHAM
                                          --------------------
                                       Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURES                   TITLE                     DATE
             ----------                   -----                     ----


       /s/ CHARLES T. BAUER       Chairman & Director        November 8, 1999
       --------------------
        (Charles T. Bauer)

      /s/ ROBERT H. GRAHAM        Director & President       November 8, 1999
      --------------------     (Principal Executive Officer)
       (Robert H. Graham)

     /s/ BRUCE L. CROCKETT              Director             November 8, 1999
     ---------------------
      (Bruce L. Crockett)

       /s/ OWEN DALY II                 Director             November 8, 1999
       ----------------
        (Owen Daly II)

     /s/ EDWARD K. DUNN, JR.            Director             November 8, 1999
     -----------------------
      (Edward K. Dunn, Jr.)

        /s/ JACK FIELDS                 Director             November 8, 1999
        ---------------
         (Jack Fields)

      /s/ CARL FRISCHLING               Director             November 8, 1999
      -------------------
       (Carl Frischling)

    /s/ PREMA MATHAI-DAVIS              Director             November 8, 1999
    ----------------------
     (Prema Mathai-Davis)

     /s/ LEWIS F. PENNOCK               Director             November 8, 1999
     --------------------
      (Lewis F. Pennock)

     /s/ LOUIS S. SKLAR                 Director             November 8, 1999
     ------------------
      (Louis S. Sklar)

     /s/ DANA R. SUTTON            Vice President &          November 8, 1999
     ------------------     Treasurer (Principal Financial
      (Dana R. Sutton)          and Accounting Officer)

                               INDEX TO EXHIBITS


Exhibit
Number
------

a(1)(n) Articles Supplementary of Registrant, as filed with the State of Maryland on June 9, 1999

b(2)(b)  First Amendment, dated June 9, 1999, to By-Laws of Registrant

e(3)(b) Amendment No. 1 to Master Distribution Agreement between Registrant and Fund Management Company dated February 28, 1997

h(3)(b) Amendment No. 1, dated January 1, 1999, to Transfer Agency and Service Agreement between AIM Fund Services, Inc. and Registrant

h(3)(c) Amendment No. 2, dated July 1, 1999, to Transfer Agency and Service Agreement between AIM Fund Services, Inc. and Registrant

h(7) Form of Memorandum of Agreement between Registrant and Fund Management Company

i        Consent of Ballard Spahr Andrews & Ingersoll, LLP

j        Consent of KPMG LLP

m(3)(b) Amendment No. 1 dated December 18, 1998 to Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 for Registrant

n(1)(d)  Third Amended and Restated Multiple Class (Rule 18f-3) Plan

o(1) The AIM Management Group Code of Ethics adopted May 1, 1981 and as amended August 17, 1999 relating to A I M Management Group, Inc. and A I M Advisors, Inc.